State Street U.S. Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.3% †

Aerospace & Defense – 0.5%
Raytheon Technologies Corp.	2,119	$121,927

Air Freight & Logistics – 0.6%
United Parcel Service Inc., Class B	855	142,469

Application Software – 2.8%
Adobe Inc.	405	198,624	(a)
Intuit Inc.	141	45,995
salesforce.com Inc.	1,746	438,805	(a)
Splunk Inc.	198	37,250	(a)
		720,674

Asset Management & Custody Banks – 0.3%
The Blackstone Group Inc., Class A	1,462	76,316

Automotive Retail – 0.6%
O’Reilly Automotive Inc.	325	149,851	(a)

Biotechnology – 0.9%
BioMarin Pharmaceutical Inc.	1,060	80,645	(a)
Vertex Pharmaceuticals Inc.	567	154,292	(a)
		234,937

Building Products – 1.5%
Allegion PLC	469	46,389
Trane Technologies PLC	2,823	342,289
		388,678

Cable & Satellite – 1.8%
Charter Communications Inc., Class A	484	302,180	(a)
Comcast Corp., Class A	3,657	169,173
		471,353

Construction Materials – 0.9%
Martin Marietta Materials Inc.	1,011	237,949

Data Processing & Outsourced Services – 3.9%
Fidelity National Information Services Inc.	619	91,123
Mastercard Inc., Class A	886	299,619
Visa Inc., Class A	3,066	613,108
		1,003,850

Diversified Banks – 2.3%
JPMorgan Chase & Co.	6,072	584,551

Diversified Support Services – 0.4%
Cintas Corp.	276	91,861

Electric Utilities – 1.3%
American Electric Power Company Inc.	969	79,197
NextEra Energy Inc.	879	243,975
		323,172

Electronic Components – 2.5%
Amphenol Corp., Class A	2,308	249,887
Corning Inc.	11,722	379,910
		629,797

Environmental & Facilities Services – 1.1%
Waste Management Inc.	2,480	280,662

Financial Exchanges & Data – 2.3%
CME Group Inc.	1,294	216,499
MSCI Inc.	119	42,457
S&P Global Inc.	740	266,844
Tradeweb Markets Inc., Class A	918	53,244
		579,044

Footwear – 0.8%
NIKE Inc., Class B	1,715	215,301

Healthcare Equipment – 2.8%
Becton Dickinson and Co.	670	155,896
Boston Scientific Corp.	10,078	385,080	(a)
Medtronic PLC	1,681	174,690
		715,666

Healthcare Facilities – 0.6%
HCA Healthcare Inc.	1,258	156,847

	Number of Shares	Fair Value

Healthcare Services – 1.2%
Cigna Corp.	1,176	$199,226
Quest Diagnostics Inc.	869	99,492
		298,718

Home Improvement Retail – 2.1%
Lowe’s Companies Inc.	2,724	451,803
The Home Depot Inc.	324	89,978
		541,781

Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	471	43,605

Household Products – 1.7%
Colgate-Palmolive Co.	1,482	114,336
The Procter & Gamble Co.	2,322	322,735
		437,071

Hypermarkets & Super Centers – 0.6%
Walmart Inc.	1,094	153,062

Industrial Conglomerates – 2.1%
Honeywell International Inc.	2,378	391,443
Roper Technologies Inc.	339	133,942
		525,385

Industrial Gases – 0.9%
Air Products & Chemicals Inc.	786	234,118

Industrial Machinery – 0.4%
Xylem Inc.	1,348	113,394

Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	704	80,749

Integrated Oil & Gas – 1.1%
Chevron Corp.	3,066	220,752
Exxon Mobil Corp.	1,926	66,120
		286,872

Integrated Telecommunication Services – 0.4%
AT&T Inc.	3,546	101,096

Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	806	65,246

Interactive Media & Services – 6.7%
Alphabet Inc., Class A	463	678,573	(a,d)
Alphabet Inc., Class C	237	348,295	(a)
Facebook Inc., Class A	2,589	678,059	(a)
		1,704,927

Internet & Direct Marketing Retail – 5.2%
Amazon.com Inc.	426	1,341,359	(a)

IT Consulting & Other Services – 0.4%
Accenture PLC, Class A	400	90,396

Life Sciences Tools & Services – 1.1%
IQVIA Holdings Inc.	1,725	271,912	(a)

Managed Healthcare – 2.0%
Centene Corp.	4,315	251,694	(a)
UnitedHealth Group Inc.	859	267,810
		519,504

Movies & Entertainment – 1.9%
Netflix Inc.	185	92,505	(a)
The Walt Disney Co.	3,197	396,684
		489,189

Multi-Line Insurance – 0.1%
American International Group Inc.	1,197	32,953

Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	1,327	282,571	(a)

Multi-Utilities – 2.0%
CMS Energy Corp.	1,974	121,223
Sempra Energy	3,193	377,924
		499,147

Oil & Gas Equipment & Services – 0.4%
Schlumberger N.V.	6,987	108,718

See accompanying notes to schedules of investments.

State Street U.S. Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Oil & Gas Exploration & Production – 0.4%
ConocoPhillips	1,718	$56,419
Pioneer Natural Resources Co.	682	58,645
		115,064

Packaged Foods & Meats – 1.5%
Mondelez International Inc., Class A	6,487	372,678

Personal Products – 0.4%
The Estee Lauder Companies Inc., Class A	463	101,050

Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	3,620	218,250
Elanco Animal Health Inc.	9,940	277,624	(a)
Johnson & Johnson	2,258	336,171
Merck & Company Inc.	6,559	544,069
Mylan N.V.	5,365	79,563	(a)
		1,455,677

Property & Casualty Insurance – 1.2%
Chubb Ltd.	1,761	204,487
The Progressive Corp.	974	92,209
		296,696

Railroads – 0.7%
Union Pacific Corp.	885	174,230

Regional Banks – 2.7%
First Republic Bank	3,489	380,510
Regions Financial Corp.	14,108	162,665
SVB Financial Group	611	147,019	(a)
		690,194

Restaurants – 0.9%
Domino’s Pizza Inc.	120	51,033
McDonald’s Corp.	838	183,933
		234,966

Semiconductor Equipment – 1.8%
Applied Materials Inc.	7,917	470,666

Semiconductors – 3.7%
Intel Corp.	1,893	98,019
NVIDIA Corp.	691	373,983
QUALCOMM Inc.	1,491	175,461
Texas Instruments Inc.	2,106	300,716
		948,179

	Number of Shares	Fair Value

Soft Drinks – 1.6%
PepsiCo Inc.	2,974	$412,196

Specialized REITs – 0.6%
American Tower Corp.	650	157,125

Specialty Chemicals – 0.7%
Albemarle Corp.	778	69,460
DuPont de Nemours Inc.	1,924	106,743
		176,203

Specialty Stores – 0.5%
Tractor Supply Co.	916	131,299

Systems Software – 7.0%
Microsoft Corp.	7,103	1,493,974
Oracle Corp.	2,629	156,951
ServiceNow Inc.	312	151,320	(a)
		1,802,245

Technology Hardware, Storage & Peripherals – 5.3%
Apple Inc.	11,790	1,365,400

Trading Companies & Distributors – 1.2%
United Rentals Inc.	1,745	304,503	(a)

Trucking – 0.0% *
Lyft Inc., Class A	339	9,339	(a)

Wireless Telecommunication Services – 0.3%
T-Mobile US Inc.	700	80,052	(a)

Total Common Stock (Cost $16,225,031)		24,644,440
Short-Term Investments – 3.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $899,429)	899,429	899,429	(b,c,d)

Total Investments (Cost $17,124,460)		25,543,869

Other Assets and Liabilities, net – 0.2%		57,567

NET ASSETS – 100.0%		$25,601,436

Other Information:

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2020	4	$649,009	$670,400	$21,391

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
(d)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

See accompanying notes to schedules of investments.

State Street U.S. Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$24,644,440	$—	$—	$24,644,440
	Short-Term Investments	899,429	—	—	899,429

	Total Investments in Securities	$25,543,869	$—	$—	$25,543,869

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$21,391	$—	$—	$21,391

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	760,740	760,740	4,124,095	3,985,406	—	—	899,429	$899,429	2,451

See accompanying notes to schedules of investments.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.9% †

Advertising – 0.1%
Omnicom Group Inc.	1,323	$65,489
The Interpublic Group of Companies Inc.	2,720	45,342
		110,831

Aerospace & Defense – 1.6%
General Dynamics Corp.	1,473	203,907
Howmet Aerospace Inc.	2,272	37,988
Huntington Ingalls Industries Inc.	200	28,150
L3Harris Technologies Inc.	1,297	220,283
Lockheed Martin Corp.	1,478	566,488
Northrop Grumman Corp.	957	301,924
Raytheon Technologies Corp.	9,147	526,318
Teledyne Technologies Inc.	200	62,042	(a)
Textron Inc.	1,525	55,037
The Boeing Co.	3,160	522,222
TransDigm Group Inc.	301	143,011
		2,667,370

Agricultural & Farm Machinery – 0.3%
Deere & Co.	1,946	431,292

Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	3,465	161,088

Air Freight & Logistics – 0.7%
CH Robinson Worldwide Inc.	787	80,423
Expeditors International of Washington Inc.	1,032	93,417
FedEx Corp.	1,478	371,747
United Parcel Service Inc., Class B	4,277	712,676
		1,258,263

Airlines – 0.2%
Alaska Air Group Inc.	700	25,641
American Airlines Group Inc.	2,398	29,471
Delta Air Lines Inc.	3,506	107,213
Southwest Airlines Co.	3,642	136,575
United Airlines Holdings Inc.	1,450	50,388	(a)
		349,288

Alternative Carriers – 0.0% *
CenturyLink Inc.	5,933	59,864

Apparel Retail – 0.4%
L Brands Inc.	1,488	47,333
Ross Stores Inc.	2,226	207,730
The Gap Inc.	1,215	20,692
The TJX Companies Inc.	7,369	410,085
		685,840

Apparel, Accessories & Luxury Goods – 0.2%
Hanesbrands Inc.	2,400	37,800
PVH Corp.	518	30,894
Ralph Lauren Corp.	270	18,352
Tapestry Inc.	1,589	24,836
Under Armour Inc., Class A	1,700	19,091	(a)
Under Armour Inc., Class C	1,712	16,846	(a)
VF Corp.	1,977	138,884
		286,703

Application Software – 2.6%
Adobe Inc.	2,906	1,425,190	(a)
ANSYS Inc.	531	173,759	(a)
Autodesk Inc.	1,348	311,401	(a)
Cadence Design Systems Inc.	1,700	181,271	(a)
Citrix Systems Inc.	707	97,361
Intuit Inc.	1,618	527,808
Paycom Software Inc.	300	93,390	(a)
salesforce.com Inc.	5,561	1,397,590	(a)
Synopsys Inc.	919	196,648	(a)
Tyler Technologies Inc.	200	69,712	(a)
		4,474,130

Asset Management & Custody Banks – 0.7%
Ameriprise Financial Inc.	776	119,589

	Number of Shares	Fair Value
BlackRock Inc.	870	$490,288
Franklin Resources Inc.	830	16,891
Invesco Ltd.	2,050	23,390
Northern Trust Corp.	1,307	101,907
State Street Corp.	2,189	129,873	(b)
T Rowe Price Group Inc.	1,430	183,355
The Bank of New York Mellon Corp.	5,020	172,387
		1,237,680

Auto Parts & Equipment – 0.1%
Aptiv PLC	1,656	151,822
BorgWarner Inc.	1,347	52,183
		204,005

Automobile Manufacturers – 0.2%
Ford Motor Co.	24,337	162,085
General Motors Co.	7,731	228,760
		390,845

Automotive Retail – 0.3%
Advance Auto Parts Inc.	401	61,553
AutoZone Inc.	148	174,291	(a)
CarMax Inc.	994	91,359	(a)
O’Reilly Automotive Inc.	465	214,402	(a)
		541,605

Biotechnology – 2.1%
AbbVie Inc.	10,660	933,709
Alexion Pharmaceuticals Inc.	1,401	160,316	(a)
Amgen Inc.	3,551	902,522
Biogen Inc.	911	258,433	(a)
Gilead Sciences Inc.	7,545	476,769
Incyte Corp.	1,122	100,688	(a)
Regeneron Pharmaceuticals Inc.	611	342,026	(a)
Vertex Pharmaceuticals Inc.	1,592	433,215	(a)
		3,607,678

Brewers – 0.0% *
Molson Coors Beverage Co., Class B	1,298	43,561

Broadcasting – 0.1%
Discovery Inc., Class A	1,106	24,078	(a)
Discovery Inc., Class C	1,944	38,102	(a)
Fox Corp., Class A	2,113	58,805
Fox Corp., Class B	1,130	31,606	(a)
ViacomCBS Inc., Class B	3,494	97,867
		250,458

Building Products – 0.5%
Allegion PLC	533	52,719
AO Smith Corp.	798	42,134
Carrier Global Corp.	5,170	157,892
Fortune Brands Home & Security Inc.	799	69,129
Johnson Controls International PLC	4,696	191,832
Masco Corp.	1,624	89,531
Trane Technologies PLC	1,452	176,055
		779,292

Cable & Satellite – 1.1%
Charter Communications Inc., Class A	902	563,155	(a)
Comcast Corp., Class A	27,720	1,282,327
DISH Network Corp., Class A	1,581	45,896	(a)
		1,891,378

Casinos & Gaming – 0.1%
Las Vegas Sands Corp.	2,087	97,380
MGM Resorts International	2,500	54,375
Wynn Resorts Ltd.	657	47,179
		198,934

Commodity Chemicals – 0.2%
Dow Inc.	4,536	213,419
LyondellBasell Industries N.V., Class A	1,538	108,413
		321,832

Communications Equipment – 0.8%
Arista Networks Inc.	350	72,425	(a)
Cisco Systems Inc.	25,702	1,012,402	(c)
F5 Networks Inc.	400	49,108	(a)

See accompanying notes to schedules of investments.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Juniper Networks Inc.	2,247	$48,310
Motorola Solutions Inc.	1,044	163,710
		1,345,955

Computer & Electronics Retail – 0.1%
Best Buy Company Inc.	1,450	161,371

Construction & Engineering – 0.1%
Jacobs Engineering Group Inc.	850	78,855
Quanta Services Inc.	784	41,442
		120,297

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.	3,312	493,985
Cummins Inc.	903	190,677
PACCAR Inc.	2,154	183,693
Westinghouse Air Brake Technologies Corp.	1,160	71,781
		940,136

Construction Materials – 0.1%
Martin Marietta Materials Inc.	400	94,144
Vulcan Materials Co.	795	107,754
		201,898

Consumer Electronics – 0.0% *
Garmin Ltd.	800	75,888

Consumer Finance – 0.5%
American Express Co.	3,889	389,872
Capital One Financial Corp.	2,853	205,017
Discover Financial Services	1,977	114,231
Synchrony Financial	3,477	90,993
		800,113

Copper – 0.1%
Freeport-McMoRan Inc.	8,774	137,225

Data Processing & Outsourced Services – 4.3%
Automatic Data Processing Inc.	2,647	369,230
Broadridge Financial Solutions Inc.	730	96,360
Fidelity National Information Services Inc.	3,719	547,474
Fiserv Inc.	3,425	352,946	(a)
FleetCor Technologies Inc.	539	128,336	(a)
Global Payments Inc.	1,803	320,177
Jack Henry & Associates Inc.	500	81,295
Mastercard Inc., Class A	5,359	1,812,253
Paychex Inc.	2,029	161,854
PayPal Holdings Inc.	7,137	1,406,203	(a)
The Western Union Co.	2,524	54,089
Visa Inc., Class A	10,293	2,058,291
		7,388,508

Distillers & Vintners – 0.2%
Brown-Forman Corp., Class B	994	74,868
Constellation Brands Inc., Class A	1,051	199,175
		274,043

Distributors – 0.1%
Genuine Parts Co.	945	89,936
LKQ Corp.	1,180	32,721	(a)
		122,657

Diversified Banks – 2.5%
Bank of America Corp.	46,119	1,111,007
Citigroup Inc.	12,555	541,246
JPMorgan Chase & Co.	18,569	1,787,638
U.S. Bancorp	8,400	301,140
Wells Fargo & Co.	25,320	595,273
		4,336,304

Diversified Chemicals – 0.0% *
Eastman Chemical Co.	817	63,824

Diversified Support Services – 0.2%
Cintas Corp.	508	169,078	(c)
Copart Inc.	1,300	136,708	(a)
		305,786

Drug Retail – 0.1%
Walgreens Boots Alliance Inc.	4,599	165,196

	Number of Shares	Fair Value

Electric Utilities – 1.8%
Alliant Energy Corp.	1,600	$82,640
American Electric Power Company Inc.	3,119	254,916
Duke Energy Corp.	4,518	400,114
Edison International	2,230	113,373
Entergy Corp.	1,253	123,458
Evergy Inc.	1,388	70,538
Eversource Energy	2,130	177,962
Exelon Corp.	6,034	215,776
FirstEnergy Corp.	3,454	99,164
NextEra Energy Inc.	2,955	820,190
NRG Energy Inc.	1,518	46,663
Pinnacle West Capital Corp.	700	52,185
PPL Corp.	4,631	126,010
The Southern Co.	6,490	351,888
Xcel Energy Inc.	3,215	221,867
		3,156,744

Electrical Components & Equipment – 0.5%
AMETEK Inc.	1,413	140,452
Eaton Corporation PLC	2,402	245,076
Emerson Electric Co.	3,668	240,511
Rockwell Automation Inc.	715	157,786
		783,825
Electronic Components – 0.2%
Amphenol Corp., Class A	1,852	200,516
Corning Inc.	4,734	153,429
		353,945

Electronic Equipment & Instruments – 0.1%
FLIR Systems Inc.	736	26,386
Keysight Technologies Inc.	1,200	118,536	(a)
Zebra Technologies Corp., Class A	300	75,738	(a)
		220,660

Electronic Manufacturing Services – 0.1%
IPG Photonics Corp.	179	30,425	(a)
TE Connectivity Ltd.	2,054	200,758
		231,183

Environmental & Facilities Services – 0.3%
Republic Services Inc.	1,215	113,420
Rollins Inc.	800	43,352
Waste Management Inc.	2,403	271,948
		428,720

Fertilizers & Agricultural Chemicals – 0.2%
CF Industries Holdings Inc.	1,250	38,387
Corteva Inc.	4,717	135,897
FMC Corp.	758	80,280
The Mosaic Co.	2,054	37,527
		292,091

Financial Exchanges & Data – 1.1%
Cboe Global Markets Inc.	663	58,172
CME Group Inc.	2,230	373,101
Intercontinental Exchange Inc.	3,364	336,568
MarketAxess Holdings Inc.	228	109,802
Moody’s Corp.	1,003	290,719
MSCI Inc.	500	178,390
Nasdaq Inc.	691	84,793
S&P Global Inc.	1,481	534,049
		1,965,594

Food Distributors – 0.1%
Sysco Corp.	3,118	194,002

Food Retail – 0.1%
The Kroger Co.	4,256	144,321

Footwear – 0.6%
NIKE Inc., Class B	7,547	947,450

Gas Utilities – 0.0% *
Atmos Energy Corp.	700	66,913

General Merchandise Stores – 0.5%
Dollar General Corp.	1,483	310,866

See accompanying notes to schedules of investments.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Dollar Tree Inc.	1,492	$136,279	(a)
Target Corp.	3,073	483,752
		930,897

Gold – 0.2%
Newmont Corp.	4,883	309,826

Health Care REITs – 0.2%
Healthpeak Properties Inc.	3,274	88,889
Ventas Inc.	2,129	89,333
Welltower Inc.	2,520	138,827
		317,049

Healthcare Distributors – 0.2%
AmerisourceBergen Corp.	913	88,488
Cardinal Health Inc.	1,868	87,703
Henry Schein Inc.	863	50,727	(a)
McKesson Corp.	1,013	150,866
		377,784

Healthcare Equipment – 3.7%
Abbott Laboratories	10,710	1,165,569
ABIOMED Inc.	272	75,360	(a)
Baxter International Inc.	3,123	251,152
Becton Dickinson and Co.	1,756	408,586
Boston Scientific Corp.	8,820	337,012	(a)
Danaher Corp.	3,879	835,265
DexCom Inc.	562	231,673	(a)
Edwards Lifesciences Corp.	3,854	307,626	(a)
Hologic Inc.	1,500	99,705	(a)
IDEXX Laboratories Inc.	522	205,204	(a)
Intuitive Surgical Inc.	719	510,159	(a)
Medtronic PLC	8,111	842,895
ResMed Inc.	894	153,259
STERIS PLC	500	88,095
Stryker Corp.	2,000	416,740
Teleflex Inc.	300	102,126
Varian Medical Systems Inc.	534	91,848	(a)
Zimmer Biomet Holdings Inc.	1,255	170,856
		6,293,130

Healthcare Facilities – 0.2%
HCA Healthcare Inc.	1,657	206,595
Universal Health Services Inc., Class B	483	51,690
		258,285

Healthcare Services – 0.6%
Cigna Corp.	2,273	385,069	(c)
CVS Health Corp.	8,082	471,989
DaVita Inc.	358	30,663	(a)
Laboratory Corporation of America Holdings	591	111,267	(a)
Quest Diagnostics Inc.	800	91,592
		1,090,580

Healthcare Supplies – 0.3%
Align Technology Inc.	461	150,913	(a)
DENTSPLY SIRONA Inc.	1,277	55,843
The Cooper Companies Inc.	315	106,193
West Pharmaceutical Services Inc.	450	123,705
		436,654

Healthcare Technology – 0.1%
Cerner Corp.	1,893	136,845

Home Building – 0.3%
D.R. Horton Inc.	2,047	154,815
Lennar Corp., Class A	1,653	135,017
NVR Inc.	20	81,662	(a)
PulteGroup Inc.	1,535	71,055
		442,549

Home Furnishings – 0.0% *
Leggett & Platt Inc.	775	31,907
Mohawk Industries Inc.	400	39,036	(a)
		70,943

	Number of Shares	Fair Value

Home Improvement Retail – 1.5%
Lowe’s Companies Inc.	4,574	$758,644
The Home Depot Inc.	6,559	1,821,500
		2,580,144

Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	4,517	48,738

Hotels, Resorts & Cruise Lines – 0.3%
Carnival Corp.	2,900	44,022
Hilton Worldwide Holdings Inc.	1,693	144,447
Marriott International Inc., Class A	1,697	157,108
Norwegian Cruise Line Holdings Ltd.	1,500	25,665	(a)
Royal Caribbean Cruises Ltd.	1,063	68,808
		440,050

Household Appliances – 0.0% *
Whirlpool Corp.	359	66,017

Household Products – 1.8%
Church & Dwight Company Inc.	1,538	144,126	(c)
Colgate-Palmolive Co.	5,327	410,978
Kimberly-Clark Corp.	2,118	312,744
The Clorox Co.	782	164,353
The Procter & Gamble Co.	15,113	2,100,556
		3,132,757

Housewares & Specialties – 0.0% *
Newell Brands Inc.	2,334	40,051

Human Resource & Employment Services – 0.0%*
Robert Half International Inc.	575	30,441

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	2,667	946,785
Walmart Inc.	8,439	1,180,700
		2,127,485

Independent Power Producers & Energy Traders – 0.0% *
The AES Corp.	3,956	71,643

Industrial Conglomerates – 1.1%
3M Co.	3,458	553,902
General Electric Co.	54,402	338,925
Honeywell International Inc.	4,214	693,667
Roper Technologies Inc.	628	248,129
		1,834,623

Industrial Gases – 0.7%
Air Products & Chemicals Inc.	1,341	399,430
Linde PLC	3,181	757,492
		1,156,922

Industrial Machinery – 0.8%
Dover Corp.	925	100,214
Flowserve Corp.	900	24,561
Fortive Corp.	1,849	140,912
IDEX Corp.	455	82,997
Illinois Tool Works Inc.	1,751	338,311
Ingersoll Rand Inc.	2,211	78,712	(a)
Otis Worldwide Corp.	2,585	161,356
Parker-Hannifin Corp.	778	157,421
Pentair PLC	1,146	52,452
Snap-on Inc.	349	51,348
Stanley Black & Decker Inc.	929	150,684
Xylem Inc.	1,095	92,111
		1,431,079

Industrial REITs – 0.3%
Duke Realty Corp.	2,291	84,538
Prologis Inc.	4,418	444,539
		529,077

Insurance Brokers – 0.6%
Aon PLC, Class A	989	204,031
Arthur J Gallagher & Co.	1,227	129,547
Marsh & McLennan Companies Inc.	3,096	355,111
Willis Towers Watson PLC	1,254	261,860
		950,549

Integrated Oil & Gas – 1.0%
Chevron Corp.	11,267	811,224	(c)

See accompanying notes to schedules of investments.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Exxon Mobil Corp.	25,531	$876,479
Occidental Petroleum Corp.	5,149	51,542
		1,739,245

Integrated Telecommunication Services – 1.6%
AT&T Inc.	43,326	1,235,224
Verizon Communications Inc.	25,192	1,498,672
		2,733,896

Interactive Home Entertainment – 0.4%
Activision Blizzard Inc.	4,728	382,732
Electronic Arts Inc.	1,798	234,477	(a)
Take-Two Interactive Software Inc.	691	114,167	(a)
		731,376

Interactive Media & Services – 5.5%
Alphabet Inc., Class A	1,826	2,676,186	(a)
Alphabet Inc., Class C	1,791	2,632,054	(a)
Facebook Inc., Class A	14,685	3,846,001	(a)
Twitter Inc.	4,880	217,160	(a)
		9,371,401

Internet & Direct Marketing Retail – 5.2%
Amazon.com Inc.	2,592	8,161,508	(a)
Booking Holdings Inc.	245	419,117	(a)
eBay Inc.	4,172	217,361
Etsy Inc.	700	85,141	(a)
Expedia Group Inc.	850	77,936
		8,961,063

Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	994	109,877	(a)
VeriSign Inc.	640	131,104	(a)
		240,981

Investment Banking & Brokerage – 0.7%
E*TRADE Financial Corp.	1,240	62,062
Morgan Stanley	7,364	356,050
Raymond James Financial Inc.	786	57,189
The Charles Schwab Corp.	7,011	254,009
The Goldman Sachs Group Inc.	2,121	426,257
		1,155,567

IT Consulting & Other Services – 1.1%
Accenture PLC, Class A	3,859	872,096
Cognizant Technology Solutions Corp., Class A	3,309	229,711
DXC Technology Co.	1,824	32,558
Gartner Inc.	537	67,098	(a)
International Business Machines Corp.	5,464	664,805
Leidos Holdings Inc.	800	71,320
		1,937,588

Leisure Products – 0.0% *
Hasbro Inc.	796	65,845

Life & Health Insurance – 0.4%
Aflac Inc.	4,026	146,345
Globe Life Inc.	666	53,213
Lincoln National Corp.	1,260	39,476
MetLife Inc.	4,778	177,598
Principal Financial Group Inc.	1,711	68,902
Prudential Financial Inc.	2,505	159,118
Unum Group	1,164	19,590
		664,242

Life Sciences Tools & Services – 1.2%
Agilent Technologies Inc.	1,922	194,007
Bio-Rad Laboratories Inc., Class A	100	51,546	(a)
Illumina Inc.	903	279,099	(a)
IQVIA Holdings Inc.	1,103	173,866	(a)
Mettler-Toledo International Inc.	150	144,862	(a)
PerkinElmer Inc.	711	89,238
Thermo Fisher Scientific Inc.	2,391	1,055,674
Waters Corp.	384	75,141	(a)
		2,063,433

Managed Healthcare – 1.6%
Anthem Inc.	1,510	405,571
Centene Corp.	3,541	206,547	(a)

	Number of Shares	Fair Value
Humana Inc.	807	$334,009
UnitedHealth Group Inc.	5,790	1,805,148
		2,751,275

Metal & Glass Containers – 0.1%
Ball Corp.	2,082	173,056

Movies & Entertainment – 1.6%
Live Nation Entertainment Inc.	800	43,104	(a)
Netflix Inc.	2,683	1,341,580	(a)
The Walt Disney Co.	10,996	1,364,384
		2,749,068

Multi-Line Insurance – 0.2%
American International Group Inc.	5,312	146,239
Assurant Inc.	339	41,124
The Hartford Financial Services Group Inc.	2,196	80,945
		268,308

Multi-Sector Holdings – 1.5%
Berkshire Hathaway Inc., Class B	12,095	2,575,509	(a)

Multi-Utilities – 0.9%
Ameren Corp.	1,442	114,033
CenterPoint Energy Inc.	2,964	57,353
CMS Energy Corp.	1,749	107,406
Consolidated Edison Inc.	2,079	161,746
Dominion Energy Inc.	5,011	395,518
DTE Energy Co.	1,180	135,747
NiSource Inc.	2,515	55,330
Public Service Enterprise Group Inc.	3,151	173,022
Sempra Energy	1,800	213,048
WEC Energy Group Inc.	1,835	177,812
		1,591,015

Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	700	112,000
Boston Properties Inc.	898	72,109
SL Green Realty Corp.	115	5,333
Vornado Realty Trust	811	27,339
		216,781

Oil & Gas Equipment & Services – 0.2%
Baker Hughes Co.	3,481	46,262
Halliburton Co.	5,658	68,179
National Oilwell Varco Inc.	2,846	25,785
Schlumberger N.V.	8,621	134,143
TechnipFMC PLC	2,686	16,949
		291,318

Oil & Gas Exploration & Production – 0.4%
Apache Corp.	2,348	22,235
Cabot Oil & Gas Corp.	2,380	41,317
Concho Resources Inc.	1,300	57,356
ConocoPhillips	6,735	221,177
Devon Energy Corp.	2,184	20,661
Diamondback Energy Inc.	1,100	33,132
EOG Resources Inc.	3,500	125,790
Hess Corp.	1,531	62,664
Marathon Oil Corp.	5,742	23,485
Noble Energy Inc.	2,983	25,505
Pioneer Natural Resources Co.	1,009	86,764
		720,086

Oil & Gas Refining & Marketing – 0.2%
HollyFrontier Corp.	900	17,739
Marathon Petroleum Corp.	3,983	116,861
Phillips 66	2,645	137,117
Valero Energy Corp.	2,538	109,946
		381,663

Oil & Gas Storage & Transportation – 0.2%
Kinder Morgan Inc.	12,223	150,709
ONEOK Inc.	2,700	70,146
The Williams Companies Inc.	7,489	147,159
		368,014

Packaged Foods & Meats – 1.0%
Campbell Soup Co.	1,076	52,046

See accompanying notes to schedules of investments.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Conagra Brands Inc.	2,954	$105,487
General Mills Inc.	3,799	234,322
Hormel Foods Corp.	1,800	88,002
Kellogg Co.	1,586	102,440
Lamb Weston Holdings Inc.	868	57,522
McCormick & Company Inc.	755	146,546
Mondelez International Inc., Class A	8,557	491,600
The Hershey Co.	921	132,016
The JM Smucker Co.	747	86,293
The Kraft Heinz Co.	3,828	114,649
Tyson Foods Inc., Class A	1,766	105,042
		1,715,965

Paper Packaging – 0.3%
Amcor PLC	9,798	108,268
Avery Dennison Corp.	492	62,897
International Paper Co.	2,530	102,566
Packaging Corporation of America	603	65,757
Sealed Air Corp.	931	36,132
WestRock Co.	1,775	61,664
		437,284

Personal Products – 0.2%
The Estee Lauder Companies Inc., Class A	1,406	306,860

Pharmaceuticals – 4.1%
Bristol-Myers Squibb Co.	13,654	823,200
Catalent Inc.	1,000	85,660	(a)
Eli Lilly & Co.	4,835	715,677
Johnson & Johnson	15,989	2,380,442
Merck & Company Inc.	15,313	1,270,213
Mylan N.V.	3,050	45,232	(a)
Perrigo Company PLC	807	37,049
Pfizer Inc.	33,636	1,234,441
Zoetis Inc.	2,923	483,377
		7,075,291

Property & Casualty Insurance – 0.7%
Chubb Ltd.	2,807	325,949	(c)
Cincinnati Financial Corp.	923	71,966	(c)
Loews Corp.	1,524	52,959
The Allstate Corp.	1,933	181,972
The Progressive Corp.	3,616	342,327
The Travelers Companies Inc.	1,567	169,534
WR Berkley Corp.	878	53,690
		1,198,397

Publishing – 0.0% *
News Corp., Class A	2,596	36,396

Railroads – 0.9%
CSX Corp.	4,488	348,583
Kansas City Southern	606	109,583
Norfolk Southern Corp.	1,547	331,042
Union Pacific Corp.	4,095	806,183
		1,595,391

Real Estate Services – 0.1%
CBRE Group Inc., Class A	1,921	90,229	(a)

Regional Banks – 0.8%
Citizens Financial Group Inc.	2,500	63,200
Comerica Inc.	848	32,436
Fifth Third Bancorp	4,313	91,953
First Republic Bank	1,036	112,986
Huntington Bancshares Inc.	6,083	55,781
KeyCorp	5,765	68,777
M&T Bank Corp.	790	72,751
People’s United Financial Inc.	2,459	25,352
Regions Financial Corp.	5,743	66,217
SVB Financial Group	300	72,186	(a)
The PNC Financial Services Group Inc.	2,639	290,053
Truist Financial Corp.	8,380	318,859
Zions Bancorp NA	1,000	29,220
		1,299,771

Reinsurance – 0.0% *
Everest Re Group Ltd.	200	39,508

	Number of Shares	Fair Value

Research & Consulting Services – 0.3%
Equifax Inc.	744	$116,733
IHS Markit Ltd.	2,331	183,007
Nielsen Holdings PLC	2,328	33,011
Verisk Analytics Inc.	1,000	185,310
		518,061

Residential REITs – 0.3%
Apartment Investment & Management Co., Class A	977	32,944
AvalonBay Communities Inc.	869	129,776
Equity Residential	2,103	107,947
Essex Property Trust Inc.	421	84,533
Mid-America Apartment Communities Inc.	700	81,165
UDR Inc.	1,900	61,959
		498,324

Restaurants – 1.2%
Chipotle Mexican Grill Inc.	160	198,993	(a,c)
Darden Restaurants Inc.	782	78,779
Domino’s Pizza Inc.	200	85,056
McDonald’s Corp.	4,512	990,339
Starbucks Corp.	7,190	617,765
Yum! Brands Inc.	1,874	171,096
		2,142,028

Retail REITs – 0.2%
Federal Realty Investment Trust	500	36,720
Kimco Realty Corp.	3,097	34,872
Realty Income Corp.	2,000	121,500
Regency Centers Corp.	999	37,982
Simon Property Group Inc.	1,862	120,434
		351,508

Semiconductor Equipment – 0.5%
Applied Materials Inc.	5,700	338,865
KLA Corp.	985	190,834
Lam Research Corp.	891	295,589
Teradyne Inc.	1,000	79,460
		904,748

Semiconductors – 4.5%
Advanced Micro Devices Inc.	7,080	580,489	(a)
Analog Devices Inc.	2,275	265,584
Broadcom Inc.	2,428	884,569
Intel Corp.	25,868	1,339,445
Maxim Integrated Products Inc.	1,700	114,937
Microchip Technology Inc.	1,451	149,105
Micron Technology Inc.	6,868	322,521	(a)
NVIDIA Corp.	3,744	2,026,328
Qorvo Inc.	700	90,307	(a)
QUALCOMM Inc.	6,805	800,812
Skyworks Solutions Inc.	1,048	152,484
Texas Instruments Inc.	5,523	788,629
Xilinx Inc.	1,512	157,611
		7,672,821

Soft Drinks – 1.5%
Monster Beverage Corp.	2,256	180,931	(a)
PepsiCo Inc.	8,413	1,166,042
The Coca-Cola Co.	23,496	1,159,998	(c)
		2,506,971

Specialized REITs – 1.4%
American Tower Corp.	2,732	660,406
Crown Castle International Corp.	2,548	424,242
Digital Realty Trust Inc.	1,656	243,035
Equinix Inc.	541	411,230
Extra Space Storage Inc.	800	85,592
Iron Mountain Inc.	1,886	50,526
Public Storage	942	209,802
SBA Communications Corp.	683	217,522
Weyerhaeuser Co.	4,467	127,399
		2,429,754

Specialty Chemicals – 0.8%
Albemarle Corp.	669	59,728

See accompanying notes to schedules of investments.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Celanese Corp.	722	$77,579
DuPont de Nemours Inc.	4,497	249,494
Ecolab Inc.	1,510	301,758
International Flavors & Fragrances Inc.	647	79,225
PPG Industries Inc.	1,478	180,434
The Sherwin-Williams Co.	497	346,280
		1,294,498

Specialty Stores – 0.2%
Tiffany & Co.	704	81,558
Tractor Supply Co.	637	91,308
Ulta Beauty Inc.	364	81,529	(a)
		254,395

Steel – 0.0% *
Nucor Corp.	1,791	80,344

Systems Software – 6.5%
Fortinet Inc.	800	94,248	(a)
Microsoft Corp.	46,084	9,692,848
Nortonlifelock Inc.	3,572	74,440
Oracle Corp.	11,841	706,908
ServiceNow Inc.	1,170	567,450	(a)
		11,135,894

Technology Distributors – 0.1%
CDW Corp.	880	105,186

Technology Hardware, Storage & Peripherals – 6.9%
Apple Inc.	97,911	11,339,073
Hewlett Packard Enterprise Co.	8,319	77,949
HP Inc.	8,664	164,529
NetApp Inc.	1,470	64,445
Seagate Technology PLC	1,432	70,555
Western Digital Corp.	1,815	66,338
Xerox Holdings Corp.	1,211	22,730
		11,805,619

	Number of Shares	Fair Value

Tobacco – 0.7%
Altria Group Inc.	11,484	$443,742
Philip Morris International Inc.	9,381	703,481
		1,147,223

Trading Companies & Distributors – 0.2%
Fastenal Co.	3,400	153,306
United Rentals Inc.	440	76,780	(a)
WW Grainger Inc.	282	100,609
		330,695

Trucking – 0.1%
JB Hunt Transport Services Inc.	520	65,718
Old Dominion Freight Line Inc.	600	108,552
		174,270

Water Utilities – 0.1%
American Water Works Company Inc.	1,099	159,223

Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	3,523	402,890	(a)

Total Common Stock (Cost $57,608,729)		169,740,978
Short-Term Investments – 0.6%
State Street Institutional Liquid Reserves Fund - Premier Class 0.11% (Cost $1,079,784)	1,079,508	1,079,724	(c,d,e)

Total Investments (Cost $58,688,513)		170,820,702

Other Assets and Liabilities, net – 0.5%		884,967

NET ASSETS – 100.0%		$171,705,669

Other Information:

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2020	11	$1,841,287	$1,843,600	$2,313

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Coupon amount represents effective yield.
(e)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$169,740,978	$—	$—	$169,740,978
	Short-Term Investments	1,079,724	—	—	1,079,724

	Total Investments in Securities	$170,820,702	$—	$—	$170,820,702

	Other Financial Instruments

	Long Futures Contracts - Unrealized Appreciation	$2,313	$—	$—	$2,313

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Corp.	2,611	206,530	—	21,775	(8,111)	(46,771)	2,189	$129,873	3,542
State Street Institutional Liquid Reserves Fund, Premier Class	896,863	896,953	17,882,187	17,702,230	2,877	(63)	1,079,508	1,079,724	7,343

TOTAL		$1,103,483	$17,882,187	$17,724,005	$(5,234)	$(46,834)		$1,209,597	$10,885

See accompanying notes to schedules of investments.

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.6% †

Application Software – 4.3%
salesforce.com Inc.	5,034	$1,265,145	(a)
Splunk Inc.	1,823	342,961	(a)
		1,608,106

Biotechnology – 4.6%
Alexion Pharmaceuticals Inc.	6,013	688,068	(a)
BioMarin Pharmaceutical Inc.	4,099	311,852	(a)
Vertex Pharmaceuticals Inc.	2,613	711,049	(a)
		1,710,969

Building Products – 0.7%
Trane Technologies PLC	1,993	241,651

Cable & Satellite – 2.2%
Charter Communications Inc., Class A	1,340	836,616	(a)

Data Processing & Outsourced Services – 8.2%
Fidelity National Information Services Inc.	4,948	728,395
Mastercard Inc., Class A	2,005	678,031
Visa Inc., Class A	8,247	1,649,153
		3,055,579

Electronic Components – 1.7%
Corning Inc.	19,711	638,834

Financial Exchanges & Data – 3.3%
CME Group Inc.	3,038	508,288
S&P Global Inc.	1,994	719,036
		1,227,324

Healthcare Equipment – 4.0%
Boston Scientific Corp.	23,870	912,073	(a)
Intuitive Surgical Inc.	806	571,889	(a)
		1,483,962

Home Improvement Retail – 2.7%
Lowe’s Companies Inc.	6,077	1,007,931

Industrial Conglomerates – 1.7%
Honeywell International Inc.	3,797	625,024

Interactive Media & Services – 10.6%
Alphabet Inc., Class A	395	578,912	(a)
Alphabet Inc., Class C	1,107	1,626,847	(a)
Facebook Inc., Class A	6,667	1,746,087	(a)
		3,951,846

Internet & Direct Marketing Retail – 9.5%
Alibaba Group Holding Ltd. ADR	2,300	676,154	(a,b)
Amazon.com Inc.	913	2,874,790	(a)
		3,550,944

Managed Healthcare – 2.4%
UnitedHealth Group Inc.	2,918	909,745

Movies & Entertainment – 1.7%
The Walt Disney Co.	5,224	648,194

Pharmaceuticals – 2.4%
Elanco Animal Health Inc.	32,518	908,228	(a)

Regional Banks – 1.1%
First Republic Bank	3,906	425,988

	Number of Shares	Fair Value

Restaurants – 0.9%
Domino’s Pizza Inc.	796	$338,523

Semiconductor Equipment – 3.3%
Applied Materials Inc.	20,561	1,222,351

Semiconductors – 4.1%
NVIDIA Corp.	2,056	1,112,748
QUALCOMM Inc.	3,376	397,288
		1,510,036

Soft Drinks – 2.3%
PepsiCo Inc.	6,202	859,597

Specialized REITs – 1.4%
American Tower Corp.	2,179	526,730

Specialty Chemicals – 0.9%
Albemarle Corp.	3,772	336,764

Systems Software – 11.8%
Microsoft Corp.	16,589	3,489,164
ServiceNow Inc.	1,883	913,255	(a)
		4,402,419

Technology Hardware, Storage & Peripherals – 9.4%
Apple Inc.	30,300	3,509,043

Trading Companies & Distributors – 1.9%
United Rentals Inc.	4,053	707,249	(a)

Trucking – 0.5%
Lyft Inc., Class A	6,152	169,488	(a)

Total Common Stock (Cost $17,111,819)		36,413,141
Exchange Traded & Mutual Funds – 0.4%
Technology Select Sector SPDR Fund	314	36,644
The Consumer Discretionary Select Sector SPDR Fund	921	135,368	(d)

Total Exchange Traded & Mutual Funds (Cost $135,023)		172,012

Total Investments in Securities (Cost $17,246,842)		36,585,153
Short-Term Investments – 2.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $776,669)	776,669	776,669	(b,c,d)

Total Investments (Cost $18,023,511)		37,361,822

Liabilities in Excess of Other Assets, net – (0.1)%		(52,209)

NET ASSETS – 100.0%		$37,309,613

Other Information:

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2020	1	$169,490	$167,600	$(1,890)

See accompanying notes to schedules of investments.

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$36,413,141	$—	$—	$36,413,141
	Exchange Traded & Mutual Funds	172,012	—	—	172,012
	Short-Term Investments	776,669	—	—	776,669

	Total Investments in Securities	$37,361,822	$—	$—	$37,361,822

	Other Financial Instruments
	Long Futures Contracts - Unrealized Depreciation	$(1,890)	$—	$—	$(1,890)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
Consumer Discretionary Select Sector SPDR Fund	2,634	330,356	34,204	244,661	(3,311)	18,780	921	$135,368	1,551
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,223,418	1,223,418	6,604,840	7,051,589	—	—	776,669	776,669	3,749

TOTAL		$1,553,774	$6,639,044	$7,296,250	$(3,311)	$18,780		$912,037	$5,300

See accompanying notes to schedules of investments.

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.5% †

Aerospace & Defense – 0.6%
Cubic Corp.	349	$20,301
Teledyne Technologies Inc.	472	146,419	(a)
		166,720

Agricultural & Farm Machinery – 1.1%
AGCO Corp.	3,993	296,560

Agricultural Products – 1.3%
Darling Ingredients Inc.	10,380	373,991	(a)

Air Freight & Logistics – 0.4%
Air Transport Services Group Inc.	917	22,980	(a)
Atlas Air Worldwide Holdings Inc.	219	13,337	(a)
Echo Global Logistics Inc.	911	23,477	(a)
Forward Air Corp.	403	23,124
Hub Group Inc., Class A	402	20,178	(a)
		103,096

Aluminum – 0.1%
Alcoa Corp.	2,257	26,249	(a)

Apparel Retail – 0.8%
American Eagle Outfitters Inc.	4,452	65,934
Burlington Stores Inc.	429	88,413	(a)
Chico’s FAS Inc.	5,898	5,736
The Buckle Inc.	3,313	67,552
		227,635

Application Software – 6.2%
ACI Worldwide Inc.	5,004	130,755	(a)
Altair Engineering Inc., Class A	1,875	78,712	(a)
Avaya Holdings Corp.	781	11,871	(a)
Blackbaud Inc.	2,499	139,519
Blackline Inc.	1,857	166,443	(a)
Box Inc., Class A	883	15,329	(a)
ChannelAdvisor Corp.	999	14,456	(a)
Cloudera Inc.	1,882	20,495	(a)
Cornerstone OnDemand Inc.	2,001	72,756	(a)
eGain Corp.	1,176	16,664	(a)
Envestnet Inc.	920	70,987	(a)
J2 Global Inc.	124	8,583	(a,b)
Medallia Inc.	5,370	147,245	(a)
MicroStrategy Inc., Class A	85	12,798	(a)
Mitek Systems Inc.	1,989	25,340	(a)
New Relic Inc.	2,900	163,444	(a)
Pluralsight Inc., Class A	2,490	42,654	(a)
Q2 Holdings Inc.	2,530	230,888	(a)
RealPage Inc.	1,418	81,734	(a)
SPS Commerce Inc.	134	10,435	(a)
Telenav Inc.	2,772	9,979	(a)
Upland Software Inc.	615	23,185	(a)
VirnetX Holding Corp.	1,567	8,258
Workiva Inc.	1,440	80,294	(a)
Yext Inc.	11,280	171,230	(a)
		1,754,054

Asset Management & Custody Banks – 0.2%
Artisan Partners Asset Management Inc., Class A	401	15,635
Blucora Inc.	683	6,434	(a)
Cohen & Steers Inc.	314	17,503
Diamond Hill Investment Group Inc.	104	13,137
Federated Hermes Inc.	516	11,099
		63,808

Auto Parts & Equipment – 0.8%
Dana Inc.	2,750	33,880
Dorman Products Inc.	819	74,021	(a)
LCI Industries	460	48,894	(b)
Modine Manufacturing Co.	1,453	9,081	(a)
Standard Motor Products Inc.	1,266	56,527
		222,403

Automobile Manufacturers – 0.7%
Thor Industries Inc.	2,127	202,618

	Number of Shares	Fair Value

Automotive Retail – 1.5%
America’s Car-Mart Inc.	705	$59,840	(a)
Camping World Holdings Inc., Class A	417	12,406
Group 1 Automotive Inc.	1,244	109,957
Lithia Motors Inc., Class A	57	12,993
Monro Inc.	750	30,428
Murphy USA Inc.	1,587	203,564	(a)
		429,188

Biotechnology – 1.0%
Affimed N.V.	4,258	14,435	(a)
Coherus Biosciences Inc.	559	10,252	(a)
Eagle Pharmaceuticals Inc.	188	7,986	(a)
Emergent BioSolutions Inc.	1,621	167,498	(a)
Heron Therapeutics Inc.	3,683	54,582	(a)
Ironwood Pharmaceuticals Inc.	1,165	10,479	(a,b)
Vanda Pharmaceuticals Inc.	885	8,549	(a)
		273,781

Brewers – 0.1%
The Boston Beer Company Inc., Class A	40	35,334	(a)

Building Products – 0.9%
American Woodmark Corp.	452	35,500	(a)
Builders FirstSource Inc.	1,015	33,110	(a)
CSW Industrials Inc.	655	50,599
Gibraltar Industries Inc.	1,158	75,432	(a)
UFP Industries Inc.	1,175	66,399
		261,040

Commodity Chemicals – 0.6%
Koppers Holdings Inc.	8,221	171,901	(a,b)

Communications Equipment – 0.5%
Casa Systems Inc.	2,382	9,599	(a)
Extreme Networks Inc.	10,432	41,937	(a)
Infinera Corp.	2,909	17,919	(a)
Lumentum Holdings Inc.	560	42,073	(a)
NETGEAR Inc.	408	12,575	(a)
Plantronics Inc.	1,083	12,823	(b)
		136,926

Computer & Electronics Retail – 0.1%
Rent-A-Center Inc.	561	16,768

Construction & Engineering – 1.9%
Aegion Corp.	6,750	95,378	(a)
Comfort Systems USA Inc.	284	14,629
Dycom Industries Inc.	6,248	330,019	(a)
EMCOR Group Inc.	278	18,823
Great Lakes Dredge & Dock Corp.	2,207	20,989	(a)
MasTec Inc.	355	14,981	(a)
Valmont Industries Inc.	406	50,417
		545,236

Construction Machinery & Heavy Trucks – 1.6%
Alamo Group Inc.	556	60,065
Astec Industries Inc.	824	44,702
The Greenbrier Companies Inc.	1,753	51,538
The Manitowoc Company Inc.	3,731	31,378	(a)
Trinity Industries Inc.	11,095	216,352
Wabash National Corp.	3,249	38,858
		442,893

Construction Materials – 0.1%
Eagle Materials Inc.	416	35,909

Consumer Electronics – 0.1%
Turtle Beach Corp.	951	17,308	(a)
Universal Electronics Inc.	255	9,624	(a)
		26,932

Consumer Finance – 0.0% *
Curo Group Holdings Corp.	963	6,789

Data Processing & Outsourced Services – 1.7%
Broadridge Financial Solutions Inc.	1,593	210,276
Cass Information Systems Inc.	205	8,249
CSG Systems International Inc.	2,056	84,193
EVERTEC Inc.	903	31,343

See accompanying notes to schedules of investments.

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
MAXIMUS Inc.	327	$22,370
NIC Inc.	5,761	113,492
		469,923

Distillers & Vintners – 0.3%
MGP Ingredients Inc.	2,180	86,633

Distributors – 0.5%
LKQ Corp.	4,699	130,303	(a)

Diversified Metals & Mining – 0.4%
Compass Minerals International Inc.	1,485	88,135
Materion Corp.	360	18,731
		106,866

Diversified REITs – 0.2%
American Assets Trust Inc.	1,264	30,450
Essential Properties Realty Trust Inc.	1,397	25,593
		56,043

Diversified Support Services – 1.7%
Healthcare Services Group Inc.	3,943	84,893
IAA Inc.	1,390	72,377	(a)
Matthews International Corp., Class A	2,119	47,381
Ritchie Bros Auctioneers Inc.	4,234	250,864
UniFirst Corp.	169	32,004
		487,519

Education Services – 0.2%
American Public Education Inc.	373	10,515	(a)
K12 Inc.	1,849	48,703	(a,b)
Perdoceo Education Corp.	631	7,723	(a,b)
		66,941

Electric Utilities – 0.8%
ALLETE Inc.	541	27,991
IDACORP Inc.	2,553	203,985
		231,976

Electrical Components & Equipment – 0.6%
Acuity Brands Inc.	217	22,210
Atkore International Group Inc.	667	15,161	(a)
EnerSys	195	13,088
Generac Holdings Inc.	395	76,488	(a)
Regal Beloit Corp.	579	54,351
		181,298

Electronic Components – 1.5%
Belden Inc.	6,711	208,846
II-VI Inc.	520	21,091	(a)
Littelfuse Inc.	913	161,912
Rogers Corp.	254	24,907	(a)
		416,756

Electronic Equipment & Instruments – 0.3%
National Instruments Corp.	2,567	91,642
OSI Systems Inc.	66	5,122	(a)
		96,764
Electronic Manufacturing Services – 0.5%
Fabrinet	395	24,897	(a)
Methode Electronics Inc.	1,282	36,537
Plexus Corp.	843	59,541	(a,b)
Sanmina Corp.	715	19,341	(a)
		140,316

Environmental & Facilities Services – 0.7%
Clean Harbors Inc.	3,577	200,419	(a)

Food Distributors – 0.4%
Performance Food Group Co.	2,908	100,675	(a,b)

Food Retail – 0.2%
Casey’s General Stores Inc.	126	22,384
Sprouts Farmers Market Inc.	971	20,323	(a)
		42,707

Footwear – 0.7%
Deckers Outdoor Corp.	290	63,803	(a)
Wolverine World Wide Inc.	4,655	120,285
		184,088

Forest Products – 0.0% *
Boise Cascade Co.	326	13,014

	Number of Shares	Fair Value

Gas Utilities – 0.1%
Spire Inc.	718	$38,198

Health Care REITs – 0.4%
LTC Properties Inc.	281	9,796
National Health Investors Inc.	753	45,383
Physicians Realty Trust	2,731	48,912	(b)
		104,091

Healthcare Distributors – 0.4%
Covetrus Inc.	4,714	115,022	(a)

Healthcare Equipment – 4.8%
AtriCure Inc.	2,830	112,917	(a)
Cantel Medical Corp.	2,600	114,244
Cardiovascular Systems Inc.	4,045	159,171	(a)
CONMED Corp.	2,140	168,354
Envista Holdings Corp.	1,080	26,654	(a)
FONAR Corp.	338	7,057	(a)
Globus Medical Inc., Class A	1,435	71,061	(a)
Hill-Rom Holdings Inc.	2,081	173,784
Integra LifeSciences Holdings Corp.	3,760	177,547	(a,b)
IntriCon Corp.	2,109	25,688	(a,b)
LeMaitre Vascular Inc.	883	28,724	(b)
LivaNova PLC	364	16,457	(a)
Masimo Corp.	265	62,556	(a)
Penumbra Inc.	555	107,881	(a,b)
Surmodics Inc.	246	9,572	(a)
Tactile Systems Technology Inc.	1,685	61,654	(a)
Vapotherm Inc.	670	19,430	(a)
		1,342,751

Healthcare Facilities – 0.7%
Acadia Healthcare Company Inc.	3,929	115,827	(a)
Hanger Inc.	2,278	36,038	(a)
Select Medical Holdings Corp.	1,172	24,401	(a)
The Ensign Group Inc.	415	23,680
		199,946

Healthcare Services – 1.2%
Addus HomeCare Corp.	264	24,951	(a)
Amedisys Inc.	161	38,065	(a)
AMN Healthcare Services Inc.	1,256	73,426	(a)
BioTelemetry Inc.	2,553	116,366	(a)
LHC Group Inc.	106	22,531	(a)
MEDNAX Inc.	3,609	58,754	(a)
Tivity Health Inc.	794	11,132	(a)
		345,225

Healthcare Supplies – 0.7%
Avanos Medical Inc.	4,600	152,812	(a)
Meridian Bioscience Inc.	709	12,039	(a)
Quidel Corp.	211	46,289	(a)
		211,140

Healthcare Technology – 1.8%
Computer Programs and Systems Inc.	629	17,367
HMS Holdings Corp.	4,499	107,751	(a)
Inspire Medical Systems Inc.	1,220	157,441	(a,b)
Livongo Health Inc.	385	53,919	(a)
NextGen Healthcare Inc.	2,954	37,634	(a)
Omnicell Inc.	1,420	106,017	(a)
Simulations Plus Inc.	234	17,634
		497,763

Home Building – 1.3%
Cavco Industries Inc.	264	47,602	(a)
Century Communities Inc.	372	15,747	(a)
Green Brick Partners Inc.	826	13,299	(a)
Installed Building Products Inc.	192	19,536	(a,b)
LGI Homes Inc.	650	75,510	(a,b)
M/I Homes Inc.	278	12,802	(a)
Meritage Homes Corp.	231	25,500	(a)
Skyline Champion Corp.	769	20,586	(a)
TopBuild Corp.	713	121,702	(a)
TRI Pointe Group Inc.	859	15,582	(a)
		367,866

See accompanying notes to schedules of investments.

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Home Furnishing Retail – 0.4%
Aaron’s Inc.	2,005	$113,583

Home Furnishings – 0.3%
La-Z-Boy Inc.	1,779	56,270	(b)
Purple Innovation Inc.	675	16,780	(a)
		73,050

Home Improvement Retail – 0.0% *
Lumber Liquidators Holdings Inc.	506	11,157	(a)

Hotel & Resort REITs – 0.2%
RLJ Lodging Trust	6,551	56,732

Hotels, Resorts & Cruise Lines – 1.1%
Extended Stay America Inc.	24,595	293,910
Wyndham Hotels & Resorts Inc.	245	12,373
		306,283

Household Appliances – 0.1%
Helen of Troy Ltd.	178	34,447	(a)

Household Products – 0.1%
Central Garden & Pet Co.	299	11,939	(a)
Central Garden & Pet Co., Class A	319	11,529	(a)
		23,468

Human Resource & Employment Services – 0.3%
ASGN Inc.	447	28,411	(a)
Barrett Business Services Inc.	217	11,380
Heidrick & Struggles International Inc.	516	10,139
Kforce Inc.	823	26,476	(b)
		76,406

Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	879	36,522	(a)

Independent Power Producers & Energy Traders – 0.0% *
Atlantic Power Corp.	5,479	10,739	(a)

Industrial Machinery – 7.0%
Albany International Corp., Class A	290	14,358
Altra Industrial Motion Corp.	6,924	255,980
Barnes Group Inc.	5,903	210,973
Crane Co.	4,131	207,087
Enerpac Tool Group Corp.	8,928	167,936
Evoqua Water Technologies Corp.	5,155	109,389	(a)
John Bean Technologies Corp.	2,120	194,807	(b)
L B Foster Co., Class A	1,355	18,184	(a,b)
Lydall Inc.	1,104	18,260	(a)
Mueller Industries Inc.	3,944	106,725
RBC Bearings Inc.	190	23,030	(a)
Standex International Corp.	855	50,616
The Timken Co.	5,059	274,299
TriMas Corp.	4,240	96,672	(a)
Watts Water Technologies Inc., Class A	1,082	108,362
Welbilt Inc.	10,660	65,666	(a)
Woodward Inc.	700	56,112
		1,978,456

Industrial REITs – 0.6%
EastGroup Properties Inc.	1,158	149,764
Rexford Industrial Realty Inc.	655	29,973
		179,737
Interactive Media & Services – 0.0% *
Cargurus Inc.	493	10,664	(a)

Internet & Direct Marketing Retail – 0.3%
1-800-Flowers.com Inc., Class A	1,092	27,234	(a)
Etsy Inc.	173	21,042	(a)
Revolve Group Inc.	2,371	38,956	(a)
		87,232

Internet Services & Infrastructure – 0.1%
Brightcove Inc.	1,156	11,838	(a)
Endurance International Group Holdings Inc.	2,272	13,041	(a)
		24,879

Investment Banking & Brokerage – 1.1%
Houlihan Lokey Inc.	668	39,445
Piper Sandler Cos.	824	60,152	(b)

	Number of Shares	Fair Value
PJT Partners Inc., Class A	191	$11,577	(b)
Raymond James Financial Inc.	1,482	107,830
Stifel Financial Corp.	1,298	65,627
Stonex Group Inc.	219	11,204	(a)
Virtu Financial Inc., Class A	374	8,606
		304,441

IT Consulting & Other Services – 0.4%
Perficient Inc.	540	23,079	(a,b)
Perspecta Inc.	458	8,908	(b)
Science Applications International Corp.	178	13,959
Unisys Corp.	4,997	53,318	(a)
		99,264

Leisure Products – 1.0%
Malibu Boats Inc., Class A	512	25,375	(a)
MasterCraft Boat Holdings Inc.	1,067	18,662	(a)
Polaris Inc.	2,453	231,416	(b)
		275,453

Life & Health Insurance – 0.4%
Trupanion Inc.	1,442	113,774	(a)

Life Sciences Tools & Services – 3.1%
Bruker Corp.	2,953	117,382
ICON PLC	1,233	235,614	(a)
Luminex Corp.	302	7,927
Medpace Holdings Inc.	354	39,559	(a)
PRA Health Sciences Inc.	300	30,432	(a)
Repligen Corp.	1,692	249,638	(a)
Syneos Health Inc.	3,905	207,590	(a)
		888,142

Marine – 0.1%
Kirby Corp.	814	29,442	(a,b)

Metal & Glass Containers – 0.0% *
Silgan Holdings Inc.	218	8,016

Multi-Line Insurance – 0.3%
Horace Mann Educators Corp.	2,491	83,199

Multi-Utilities – 0.1%
Black Hills Corp.	581	31,078

Office REITs – 0.9%
Corporate Office Properties Trust	1,823	43,241
Cousins Properties Inc.	5,464	156,216
Easterly Government Properties Inc.	2,497	55,958
		255,415

Office Services & Supplies – 1.2%
Herman Miller Inc.	614	18,518
HNI Corp.	1,260	39,539
MSA Safety Inc.	1,945	260,961
Steelcase Inc., Class A	572	5,783
		324,801

Oil & Gas Drilling – 0.1%
Helmerich & Payne Inc.	2,705	39,628

Oil & Gas Equipment & Services – 0.1%
Championx Corp.	1,053	8,413	(a)
Oil States International Inc.	6,745	18,414	(a)
		26,827

Oil & Gas Exploration & Production – 0.6%
Cimarex Energy Co.	1,559	37,930
Ovintiv Inc.	4,026	32,852
Parsley Energy Inc., Class A	2,194	20,536
PDC Energy Inc.	3,797	47,064	(a)
Southwestern Energy Co.	11,292	26,536	(a)
		164,918

Packaged Foods & Meats – 4.3%
B&G Foods Inc.	3,450	95,807
Freshpet Inc.	860	96,019	(a)
Hostess Brands Inc.	13,210	162,879	(a)
J&J Snack Foods Corp.	475	61,935	(b)
John B Sanfilippo & Son Inc.	428	32,263	(b)
Lancaster Colony Corp.	1,305	233,334	(b)

See accompanying notes to schedules of investments.

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Sanderson Farms Inc.	2,101	$247,855
The Simply Good Foods Co.	6,100	134,505	(a)
TreeHouse Foods Inc.	2,940	119,158	(a)
Utz Brands Inc.	1,050	18,795
		1,202,550

Paper Products – 0.1%
Neenah Inc.	692	25,929

Personal Products – 0.5%
elf Beauty Inc.	4,890	89,829	(a)
Lifevantage Corp.	710	8,570	(a)
Medifast Inc.	178	29,272
Nu Skin Enterprises Inc., Class A	261	13,073
USANA Health Sciences Inc.	126	9,280	(a)
		150,024

Pharmaceuticals – 1.4%
Amphastar Pharmaceuticals Inc.	563	10,556	(a)
ANI Pharmaceuticals Inc.	404	11,397	(a)
Catalent Inc.	1,390	119,067	(a)
Collegium Pharmaceutical Inc.	1,026	21,361	(a)
Corcept Therapeutics Inc.	760	13,228	(a)
Innoviva Inc.	721	7,535	(a,b)
Phibro Animal Health Corp., Class A	367	6,386	(b)
Prestige Consumer Healthcare Inc.	5,386	196,158	(a)
Supernus Pharmaceuticals Inc.	538	11,212	(a)
		396,900

Property & Casualty Insurance – 2.1%
AMERISAFE Inc.	1,431	82,082
Argo Group International Holdings Ltd.	3,473	119,576
James River Group Holdings Ltd.	1,725	76,814	(b)
Kemper Corp.	193	12,898	(b)
Palomar Holdings Inc.	755	78,701	(a)
RLI Corp.	1,233	103,239
Selective Insurance Group Inc.	2,200	113,278
		586,588

Publishing – 0.7%
John Wiley & Sons Inc., Class A	6,244	197,997	(b)

Regional Banks – 6.7%
1st Source Corp.	1,365	42,097
Atlantic Union Bankshares Corp.	1,413	30,196
Bank OZK	1,943	41,425
BankUnited Inc.	1,447	31,704
Bryn Mawr Bank Corp.	1,325	32,953
Cadence BanCorp	5,084	43,672
Community Bank System Inc.	1,370	74,610
Cullen/Frost Bankers Inc.	1,030	65,868
CVB Financial Corp.	3,540	58,870
Enterprise Financial Services Corp.	1,496	40,796
Equity Bancshares Inc., Class A	1,549	24,009	(a)
FB Financial Corp.	804	20,196
First Horizon National Corp.	3,474	32,760
First Interstate BancSystem Inc., Class A	1,067	33,984
Fulton Financial Corp.	6,975	65,077
German American Bancorp Inc.	1,630	44,238
Glacier Bancorp Inc.	612	19,615
Home BancShares Inc.	2,125	32,215
Independent Bank Corp.	2,941	154,050
Investors Bancorp Inc.	2,242	16,277	(b)
Lakeland Financial Corp.	530	21,836	(b)
National Bank Holdings Corp., Class A	1,141	29,951
Origin Bancorp Inc.	1,665	35,564
PacWest Bancorp	2,169	37,046
Pinnacle Financial Partners Inc.	628	22,350	(b)
Prosperity Bancshares Inc.	3,683	190,890
Renasant Corp.	4,868	110,601
Sandy Spring Bancorp Inc.	1,453	33,535
Stock Yards Bancorp Inc.	1,080	36,763
UMB Financial Corp.	2,250	110,272
United Community Banks Inc.	1,748	29,594
Washington Trust Bancorp Inc.	1,010	30,967

	Number of Shares	Fair Value
Westamerica BanCorp.	2,114	$114,896
Western Alliance Bancorp	3,447	108,994
Wintrust Financial Corp.	1,813	72,611
		1,890,482

Research & Consulting Services – 0.7%
CoreLogic Inc.	1,526	103,265
Exponent Inc.	135	9,724
FTI Consulting Inc.	66	6,994	(a)
Resources Connection Inc.	6,613	76,380
		196,363

Residential REITs – 0.3%
NexPoint Residential Trust Inc.	1,678	74,419

Restaurants – 0.8%
Cracker Barrel Old Country Store Inc.	372	42,653
Shake Shack Inc., Class A	510	32,885	(a)
Texas Roadhouse Inc.	1,533	93,191
The Cheesecake Factory Inc.	1,589	44,079
		212,808

Retail REITs – 0.1%
Alexander’s Inc.	25	6,131
Retail Opportunity Investments Corp.	2,487	25,902
		32,033

Security & Alarm Services – 1.1%
The Brink’s Co.	7,850	322,557

Semiconductor Equipment – 0.8%
Amkor Technology Inc.	1,010	11,312	(a)
Axcelis Technologies Inc.	430	9,460	(a)
Brooks Automation Inc.	1,669	77,208
Cohu Inc.	687	11,803
FormFactor Inc.	417	10,396	(a)
Ichor Holdings Ltd.	1,569	33,843	(a)
Onto Innovation Inc.	2,239	66,677	(a)
		220,699

Semiconductors – 0.7%
Cirrus Logic Inc.	183	12,343	(a)
Diodes Inc.	373	21,056	(a)
Semtech Corp.	2,940	155,703	(a)
Synaptics Inc.	157	12,626	(a)
		201,728

Soft Drinks – 0.4%
Coca-Cola Consolidated Inc.	38	9,146
Primo Water Corp.	7,318	103,915
		113,061

Specialized Consumer Services – 1.1%
frontdoor Inc.	2,214	86,147	(a)
OneSpaWorld Holdings Ltd.	5,260	34,190
Terminix Global Holdings Inc.	4,546	181,294	(a)
		301,631

Specialized REITs – 0.7%
CoreSite Realty Corp.	717	85,237
National Storage Affiliates Trust	1,047	34,247
PotlatchDeltic Corp.	1,307	55,025
QTS Realty Trust Inc., Class A	534	33,653
		208,162

Specialty Chemicals – 4.1%
Avient Corp.	5,143	136,084
Chase Corp.	380	36,252
HB Fuller Co.	1,858	85,059
Ingevity Corp.	5,628	278,248	(a)
Innospec Inc.	1,045	66,169
Minerals Technologies Inc.	535	27,339
Quaker Chemical Corp.	726	130,469
Sensient Technologies Corp.	2,905	167,735
Stepan Co.	1,986	216,474
		1,143,829

Specialty Stores – 0.6%
Dick’s Sporting Goods Inc.	274	15,859

See accompanying notes to schedules of investments.

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
National Vision Holdings Inc.	2,390	$91,394	(a)
Sally Beauty Holdings Inc.	6,560	57,006	(a)
		164,259

Steel – 0.5%
Carpenter Technology Corp.	929	16,871
Commercial Metals Co.	3,572	71,369
Steel Dynamics Inc.	1,953	55,914
		144,154

Systems Software – 1.5%
A10 Networks Inc.	1,651	10,517	(a)
CommVault Systems Inc.	266	10,853	(a)
Progress Software Corp.	647	23,732
Qualys Inc.	87	8,527	(a)
Sailpoint Technologies Holdings Inc.	5,010	198,245	(a)
Tenable Holdings Inc.	4,555	171,951	(a)
		423,825

Technology Distributors – 0.1%
Insight Enterprises Inc.	385	21,783	(a,b)

Technology Hardware, Storage & Peripherals – 0.7%
Pure Storage Inc., Class A	12,705	195,530	(a)

Thrifts & Mortgage Finance – 1.0%
Axos Financial Inc.	937	21,842	(a)
Flagstar Bancorp Inc.	1,408	41,719
FS Bancorp Inc.	237	9,717
HomeStreet Inc.	1,673	43,097
Kearny Financial Corp.	3,940	28,407	(b)
NMI Holdings Inc., Class A	965	17,177	(a)
PennyMac Financial Services Inc.	300	17,436
Washington Federal Inc.	957	19,963
WSFS Financial Corp.	3,388	91,374
		290,732

	Number of Shares	Fair Value

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	1,911	$60,579

Trading Companies & Distributors – 0.7%
Applied Industrial Technologies Inc.	3,136	172,794
GMS Inc.	840	20,244	(a)
		193,038

Trucking – 0.9%
ArcBest Corp.	448	13,915
Marten Transport Ltd.	2,893	47,214
Saia Inc.	1,245	157,044	(a)
Universal Logistics Holdings Inc.	704	14,685
USA Truck Inc.	1,336	12,625	(a)
Werner Enterprises Inc.	254	10,666
		256,149

Total Common Stock (Cost $23,361,239)		26,949,636
Short-Term Investments – 4.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $1,155,786)	1,155,786	1,155,786	(b,c,d)

Total Investments (Cost $24,517,025)		28,105,422

Other Assets and Liabilities, net – 0.4%		105,040

NET ASSETS – 100.0%		$28,210,462

Other Information:

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	December 2020	6	$454,873	$451,320	$(3,553)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$26,949,636	$—	$—	$26,949,636
	Short-Term Investments	1,155,786	—	—	1,155,786

	Total Investments in Securities	$28,105,422	$—	$—	$28,105,422

	Other Financial Instruments
	Long Futures Contracts - Unrealized Depreciation	$(3,553)	$—	$—	$(3,553)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,912,318	1,912,318	8,686,791	9,443,323	—	—	1,155,786	$1,155,786	7,186

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 95.5% †

U.S. Treasuries – 16.2%
U.S. Treasury Bonds
1.25%	05/15/50	$17,000	$16,155
2.25%	08/15/46	135,000	159,743	(a)
3.00%	08/15/48	295,000	402,906	(a)
3.75%	08/15/41	4,000	5,881
4.75%	02/15/37	98,000	154,518	(a)
U.S. Treasury Notes
0.25%	07/31/25	163,900	163,785
0.38%	07/31/27	271,900	270,541
0.50%	03/15/23	94,000	94,837	(a)
0.63%	08/15/30	87,100	86,665
1.13%	06/30/21	98,000	98,731	(a)
1.38%	10/31/20	453,000	453,442	(a)
1.88%	12/15/20	632,600	634,898	(a)
			2,542,102

Agency Mortgage Backed – 24.8%
Federal Home Loan Mortgage Corp.
3.00%	04/01/43 - 10/01/49	593,830	630,334	(a)
4.50%	06/01/33 - 02/01/35	3,478	3,895	(a)
5.00%	07/01/35	24,441	28,128	(a)
5.50%	01/01/38	26,789	31,177	(a)
6.00%	04/01/29 - 11/01/37	84,935	98,001	(a)
6.50%	02/01/29	38	44	(a)
6.93%	06/01/26	60,000	81,238	(a,b)
7.00%	06/01/29 - 08/01/36	19,491	23,191	(a)
7.50%	01/01/30 - 09/01/33	3,721	4,239	(a)
8.00%	11/01/30	3,996	4,615	(a)
8.50%	04/01/30	3,577	4,618	(a)
Federal National Mortgage Assoc.
2.50%	07/01/50	153,483	164,210	(a)
3.50%	08/01/45 - 01/01/48	248,245	269,834	(a)
3.50%	05/01/47	310,242	339,409
4.00%	01/01/41 - 01/01/50	308,290	337,102	(a)
4.00%	10/01/48	122,179	131,039
4.50%	07/01/33 - 12/01/48	164,661	182,261	(a)
5.00%	03/01/34 - 08/01/35	33,389	38,381	(a)
5.50%	12/01/32 - 01/01/39	103,171	120,363	(a)
6.00%	03/01/21 - 07/01/35	129,619	150,655	(a)
6.50%	10/01/28 - 08/01/34	20,581	23,325	(a)
7.00%	10/01/32 - 02/01/34	5,076	5,732	(a)
7.50%	11/01/22 - 03/01/33	12,911	14,087	(a)
8.00%	08/01/25 - 10/01/31	5,981	6,714	(a)
9.00%	12/01/22	90	92	(a)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	09/25/46	169,515	39,393	(c,d)
Government National Mortgage Assoc.
3.00%	12/20/42 - 05/20/45	415,550	441,853	(a)
3.00%	04/20/45	157,626	166,968
3.50%	08/20/48	147,601	156,068	(a)
4.00%	01/20/41 - 04/20/43	93,601	103,233	(a)
4.50%	08/15/33 - 03/20/41	66,398	74,084	(a)
6.00%	04/15/27 - 04/15/34	66,485	76,369	(a)
6.50%	03/15/24 - 08/15/34	24,777	27,887	(a)
7.00%	01/15/28 - 10/15/36	21,466	23,665	(a)
7.50%	11/15/31	79	79	(a)
9.00%	12/15/21	22	22	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.00%	02/20/23 - 02/20/26	980	993	(a,c)
3.13%	12/20/24	462	468	(a,c)
Government National Mortgage Assoc.
2.50%	TBA	94,000	98,664	(e)
			3,902,430

Agency Collateralized Mortgage Obligations – 4.6%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	357,876	1,083	(c,d)
2.43%	08/25/29	102,000	112,411
2.51%	07/25/29	55,000	61,355

		Principal Amount	Fair Value
4.05%	09/25/28	$31,000	$37,500	(c)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/30	16,747	603	(d)
5.50%	06/15/33	14,558	2,632	(d)
7.50%	07/15/27	1,260	209	(d)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
6.00%	10/15/42	144,330	23,769	(c,d)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.45%	08/15/25	5,840	182	(c,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	161	153	(f)
8.00%	02/01/23 - 07/01/24	370	37	(d)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	870	897	(a,c)
Federal National Mortgage Assoc. REMIC
1.11%	12/25/42	19,126	716	(c,d)
5.00%	09/25/40	9,930	1,137	(d)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	07/25/38	4,733	899	(c,d)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40%	11/25/41	219,358	53,022	(c,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	11,903	11,032	(f)
4.50%	08/25/35 - 01/25/36	14,342	1,965	(d)
5.00%	03/25/38 - 05/25/38	8,342	1,464	(d)
5.50%	12/25/33	3,727	638	(d)
6.00%	01/25/35	6,390	1,241	(d)
7.50%	11/25/23	1,448	111	(d)
8.00%	08/25/23 - 07/25/24	680	77	(d)
8.50%	07/25/22	5	—	(d,*)
9.00%	05/25/22	4	—	(d,*)
Federal National Mortgage Assoc.
2.00%	TBA	401,000	416,715	(e)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	2,689	29	(d)
			729,877

Asset Backed – 2.0%
Ally Auto Receivables Trust 2018-1
2.35%	06/15/22	4,438	4,459
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	104,000	106,909
CarMax Auto Owner Trust
3.13%	06/15/23	11,423	11,629
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	63,000	63,278
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	45,000	45,476
Nissan Auto Lease Trust 2020-A
1.80%	05/16/22	23,676	23,851
Santander Retail Auto Lease Trust 2019-B
2.30%	01/20/23	63,000	64,387	(g)
			319,989

Corporate Notes – 39.6%
3M Co.
3.13%	09/19/46	4,000	4,340	(a)
Abbott Laboratories
3.75%	11/30/26	6,000	6,971	(a)
4.90%	11/30/46	8,000	11,316	(a)
AbbVie Inc.
2.60%	11/21/24	10,000	10,600	(a,g)
2.95%	11/21/26	9,000	9,801	(a,g)
3.20%	05/14/26	4,000	4,400	(a)
3.20%	11/21/29	10,000	11,013	(a,g)
3.25%	10/01/22	6,000	6,271	(a,g)
3.45%	03/15/22	16,000	16,582	(a,g)
4.05%	11/21/39	5,000	5,738	(a,g)
4.25%	11/21/49	8,000	9,463	(a,g)
4.63%	10/01/42	2,000	2,421	(a,g)
4.88%	11/14/48	3,000	3,798	(a)
5.00%	12/15/21	9,000	9,384	(a,g)
Advance Auto Parts Inc.

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
1.75%	10/01/27	$10,000	$9,999
3.90%	04/15/30	20,000	22,504	(a)
Aetna Inc.
3.50%	11/15/24	8,000	8,788	(a)
Aircastle Ltd.
4.25%	06/15/26	7,000	6,476	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	10,000	10,109	(a)
Alexandria Real Estate Equities Inc.
1.88%	02/01/33	5,000	4,923	(a)
4.70%	07/01/30	3,000	3,706	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	8,000	8,252	(a,g)
2.95%	01/25/30	6,000	6,468	(a,g)
3.80%	01/25/50	8,000	8,803	(a,g)
Ally Financial Inc.
5.75%	11/20/25	6,000	6,744	(a)
Alphabet Inc.
1.10%	08/15/30	14,000	13,872	(a)
1.90%	08/15/40	5,000	4,797	(a)
2.05%	08/15/50	10,000	9,349	(a)
Altria Group Inc.
2.95%	05/02/23	5,000	5,269	(a)
3.80%	02/14/24	4,000	4,366	(a)
4.25%	08/09/42	2,000	2,148	(a)
4.45%	05/06/50	5,000	5,595	(a)
4.50%	05/02/43	3,000	3,305	(a)
4.80%	02/14/29	7,000	8,285	(a)
Amazon.com Inc.
1.50%	06/03/30	4,000	4,083	(a)
2.50%	06/03/50	5,000	5,104	(a)
2.70%	06/03/60	5,000	5,166	(a)
3.15%	08/22/27	4,000	4,549	(a)
4.05%	08/22/47	5,000	6,471	(a)
Ameren Corp.
3.65%	02/15/26	5,000	5,626	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	4,000	4,314	(a)
American Electric Power Company Inc.
3.25%	03/01/50	5,000	5,211	(a)
American Electric Power Company Inc.
2.30%	03/01/30	5,000	5,158	(a)
American Express Co.
3.00%	10/30/24	8,000	8,679	(a)
American International Group Inc.
4.25%	03/15/29	8,000	9,409	(a)
4.50%	07/16/44	7,000	8,182	(a)
6.40%	12/15/20	7,000	7,085	(a)
American Tower Corp.
2.90%	01/15/30	5,000	5,404	(a)
3.70%	10/15/49	3,000	3,292	(a)
3.80%	08/15/29	10,000	11,453	(a)
American Water Capital Corp.
2.95%	09/01/27	9,000	9,948	(a)
Amgen Inc.
2.45%	02/21/30	2,000	2,120	(a)
2.65%	05/11/22	9,000	9,304	(a)
3.15%	02/21/40	9,000	9,593	(a)
3.38%	02/21/50	3,000	3,238	(a)
4.66%	06/15/51	3,000	3,920	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	8,000	9,630	(a)
4.90%	02/01/46	9,000	11,083	(a)
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	6,000	6,847	(a)
4.00%	04/13/28	4,000	4,624	(a)
4.35%	06/01/40	10,000	11,637	(a)
4.38%	04/15/38	9,000	10,418	(a)
4.50%	06/01/50	3,000	3,598	(a)
4.75%	04/15/58	7,000	8,576	(a)
5.55%	01/23/49	6,000	8,075	(a)
Anthem Inc.

		Principal Amount	Fair Value
2.88%	09/15/29	$3,000	$3,243	(a)
3.30%	01/15/23	6,000	6,360	(a)
3.70%	09/15/49	3,000	3,349	(a)
Apollo Management Holdings LP
2.65%	06/05/30	20,000	20,051	(a,g)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	10,000	9,807	(a,c,g)
Apple Inc.
2.20%	09/11/29	7,000	7,532	(a)
2.95%	09/11/49	5,000	5,471	(a)
3.35%	02/09/27	7,000	7,989	(a)
3.45%	02/09/45	10,000	11,817	(a)
Applied Materials Inc.
4.35%	04/01/47	6,000	7,971	(a)
Aptiv PLC
4.40%	10/01/46	7,000	6,663	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	6,000	6,503	(a)
Ascension Health
4.85%	11/15/53	10,000	14,523	(a)
AstraZeneca PLC
3.50%	08/17/23	6,000	6,490	(a)
4.00%	01/17/29	3,000	3,558	(a)
4.38%	08/17/48	2,000	2,654	(a)
AT&T Inc.
2.30%	06/01/27	10,000	10,504	(a)
2.75%	06/01/31	17,000	17,897	(a)
3.30%	02/01/52	6,000	5,657	(a)
3.85%	06/01/60	10,000	10,189	(a)
4.35%	03/01/29	4,000	4,705	(a)
4.45%	04/01/24	7,000	7,814	(a)
4.50%	05/15/35	7,000	8,257	(a)
4.55%	03/09/49	4,000	4,602	(a)
4.75%	05/15/46	4,000	4,661	(a)
4.80%	06/15/44	2,000	2,383	(a)
4.85%	03/01/39	8,000	9,608	(a)
5.15%	11/15/46	2,000	2,486	(a)
5.25%	03/01/37	5,000	6,243	(a)
5.35%	12/15/43	7,000	8,746	(a)
5.45%	03/01/47	7,000	8,990	(a)
Athene Holding Ltd.
4.13%	01/12/28	4,000	4,348	(a)
6.15%	04/03/30	9,000	10,757	(a)
Avangrid Inc.
3.15%	12/01/24	9,000	9,821	(a)
Avery Dennison Corp.
2.65%	04/30/30	6,000	6,431	(a)
Bank of America Corp.
3.95%	04/21/25	7,000	7,778	(a)
4.18%	11/25/27	11,000	12,599	(a)
4.25%	10/22/26	11,000	12,712	(a)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	5,000	5,294	(a,c)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	8,000	8,254	(a,c)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	2,000	2,186	(a,c)
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%	04/24/28	11,000	12,420	(a,c)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	3,000	3,645	(a,c)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	3,000	3,518	(a,c)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	$10,000	$9,727	(a,c)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	3,000	3,885	(a,c)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	9,000	9,698	(a,c)
Barrick North America Finance LLC
5.70%	05/30/41	3,000	4,224	(a)
BAT Capital Corp.
2.26%	03/25/28	5,000	5,028
2.73%	03/25/31	8,000	7,990
2.76%	08/15/22	7,000	7,249	(a)
3.56%	08/15/27	5,000	5,402	(a)
3.73%	09/25/40	10,000	10,135
3.98%	09/25/50	8,000	7,948
4.39%	08/15/37	7,000	7,570	(a)
4.54%	08/15/47	4,000	4,275	(a)
4.70%	04/02/27	5,000	5,742	(a)
4.91%	04/02/30	6,000	7,059	(a)
5.28%	04/02/50	6,000	7,061	(a)
BAT International Finance PLC
1.67%	03/25/26	5,000	5,022
Becton Dickinson and Co.
2.89%	06/06/22	11,000	11,379	(a)
3.70%	06/06/27	10,000	11,335	(a)
3.73%	12/15/24	2,000	2,209	(a)
4.67%	06/06/47	3,000	3,711	(a)
4.69%	12/15/44	2,000	2,454	(a)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	4,000	4,520	(a)
3.70%	07/15/30	5,000	5,880	(a,g)
3.80%	07/15/48	5,000	5,811	(a)
4.25%	10/15/50	2,000	2,513	(a,g)
6.13%	04/01/36	5,000	7,137	(a)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	6,000	7,791	(a)
Biogen Inc.
2.25%	05/01/30	3,000	3,068	(a)
Block Financial LLC
3.88%	08/15/30	5,000	5,048	(a)
Boardwalk Pipelines LP
4.80%	05/03/29	10,000	10,909	(a)
Boston Scientific Corp.
4.70%	03/01/49	4,000	5,284	(a)
BP Capital Markets America Inc.
3.00%	02/24/50	5,000	4,790	(a)
3.02%	01/16/27	11,000	12,064	(a)
3.22%	11/28/23	8,000	8,600	(a)
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%	12/31/99	8,000	8,338	(a,c)
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%	12/31/99	8,000	8,536	(a,c)
Brighthouse Financial Inc.
3.70%	06/22/27	2,000	2,077	(a)
Bristol-Myers Squibb Co.
3.20%	06/15/26	7,000	7,877	(a)
3.40%	07/26/29	7,000	8,135	(a)
3.45%	11/15/27	2,000	2,302	(a)
4.13%	06/15/39	5,000	6,330	(a)
4.25%	10/26/49	5,000	6,587	(a)
4.55%	02/20/48	4,000	5,377	(a)
5.00%	08/15/45	5,000	6,995	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	3,000	3,117	(a)
3.13%	01/15/25	3,000	3,203	(a)
3.88%	01/15/27	2,000	2,215	(a)
Broadcom Inc.

		Principal Amount	Fair Value
3.15%	11/15/25	$10,000	$10,791	(a)
4.15%	11/15/30	8,000	8,974	(a)
4.30%	11/15/32	8,000	9,147	(a)
Brown & Brown Inc.
2.38%	03/15/31	5,000	5,055
Brown-Forman Corp.
4.00%	04/15/38	2,000	2,396	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	3,000	3,257	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	8,000	10,111	(a)
4.55%	09/01/44	11,000	14,416	(a)
Cameron LNG LLC
3.30%	01/15/35	3,000	3,390	(a,g)
Canadian Natural Resources Ltd.
3.85%	06/01/27	7,000	7,561	(a)
4.95%	06/01/47	2,000	2,240	(a)
Cantor Fitzgerald LP
4.88%	05/01/24	10,000	10,910	(a,g)
Capital One Financial Corp.
3.75%	07/28/26	9,000	9,803	(a)
4.75%	07/15/21	12,000	12,406	(a)
Cardinal Health Inc.
2.62%	06/15/22	6,000	6,189	(a)
3.08%	06/15/24	4,000	4,304	(a)
Carlisle Companies Inc.
2.75%	03/01/30	10,000	10,658	(a)
Carrier Global Corp.
2.72%	02/15/30	5,000	5,227	(a,g)
3.38%	04/05/40	5,000	5,236	(a,g)
3.58%	04/05/50	5,000	5,294	(a,g)
Caterpillar Inc.
3.25%	09/19/49	7,000	7,825	(a)
3.80%	08/15/42	4,000	4,886	(a)
Centene Corp.
3.38%	02/15/30	8,000	8,286	(a)
4.25%	12/15/27	23,000	24,063	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	13,000	13,448	(a)
3.60%	11/01/21	8,000	8,263	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	11,000	11,648	(a)
4.80%	03/01/50	3,000	3,395	(a)
4.91%	07/23/25	5,000	5,773	(a)
5.05%	03/30/29	7,000	8,377	(a)
5.75%	04/01/48	10,000	12,415	(a)
6.38%	10/23/35	3,000	4,144	(a)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	7,000	7,978	(a)
Chevron Corp.
1.55%	05/11/25	2,000	2,072	(a)
2.24%	05/11/30	3,000	3,184	(a)
2.98%	05/11/40	5,000	5,399	(a)
3.08%	05/11/50	5,000	5,400	(a)
3.19%	06/24/23	4,000	4,278	(a)
Choice Hotels International Inc.
3.70%	01/15/31	5,000	5,265	(a)
Chubb INA Holdings Inc.
1.38%	09/15/30	25,000	24,761
4.35%	11/03/45	8,000	10,494	(a)
Cigna Corp.
2.40%	03/15/30	5,000	5,185	(a)
3.25%	04/15/25	7,000	7,673	(a)
3.40%	09/17/21 - 03/01/27	12,000	12,808	(a)
3.75%	07/15/23	4,000	4,328	(a)
3.88%	10/15/47	4,000	4,460	(a)
4.13%	11/15/25	7,000	8,018	(a)
4.38%	10/15/28	3,000	3,567	(a)
4.80%	08/15/38	3,000	3,727	(a)
Cisco Systems Inc.
5.90%	02/15/39	5,000	7,560	(a)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Citigroup Inc.
4.40%	06/10/25	$35,000	$39,423
4.45%	09/29/27	4,000	4,640	(a)
4.65%	07/23/48	13,000	17,060	(a)
4.75%	05/18/46	9,000	11,305	(a)
5.50%	09/13/25	10,000	11,831	(a)
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	28,000	28,678	(a,c)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	7,000	7,265	(a,c)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	6,000	6,476	(a,c)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	28,000	30,247	(a,c)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	7,000	8,186	(a,c)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	12,000	11,614	(a,c)
CME Group Inc.
3.75%	06/15/28	2,000	2,344	(a)
CMS Energy Corp.
4.88%	03/01/44	11,000	14,445	(a)
CNA Financial Corp.
3.45%	08/15/27	5,000	5,615	(a)
3.90%	05/01/29	10,000	11,470	(a)
CNH Industrial Capital LLC
1.95%	07/02/23	10,000	10,181	(a)
4.38%	11/06/20	7,000	7,023	(a)
4.88%	04/01/21	8,000	8,144	(a)
CNOOC Petroleum North America ULC
6.40%	05/15/37	7,000	10,207	(a)
Comcast Corp.
2.65%	08/15/62	5,000	4,750	(a)
2.80%	01/15/51	5,000	5,041	(a)
3.10%	04/01/25	5,000	5,509	(a)
3.20%	07/15/36	7,000	7,763	(a)
3.25%	11/01/39	9,000	10,015	(a)
3.38%	08/15/25	5,000	5,576	(a)
3.45%	02/01/50	5,000	5,615	(a)
3.97%	11/01/47	6,000	7,196	(a)
4.15%	10/15/28	7,000	8,430	(a)
4.60%	08/15/45	3,000	3,869	(a)
4.70%	10/15/48	4,000	5,319	(a)
CommonSpirit Health
4.35%	11/01/42	16,000	17,332
Conagra Brands Inc.
3.80%	10/22/21	11,000	11,380	(a)
5.30%	11/01/38	3,000	3,875	(a)
5.40%	11/01/48	4,000	5,426	(a)
Concho Resources Inc.
3.75%	10/01/27	3,000	3,247	(a)
4.88%	10/01/47	4,000	4,433	(a)
ConocoPhillips Co.
4.30%	11/15/44	8,000	9,622	(a)
Consolidated Edison Company of New York Inc.
3.35%	04/01/30	5,000	5,755	(a)
3.88%	06/15/47	4,000	4,694	(a)
3.95%	04/01/50	5,000	6,056	(a)
Constellation Brands Inc.
3.15%	08/01/29	8,000	8,751	(a)
3.70%	12/06/26	6,000	6,852	(a)
4.50%	05/09/47	8,000	9,683	(a)
Continental Resources Inc.
4.50%	04/15/23	7,000	6,668	(a)
Corning Inc.
4.38%	11/15/57	6,000	7,239	(a)
Corporate Office Properties LP
2.25%	03/15/26	5,000	5,064
Costco Wholesale Corp.
1.75%	04/20/32	8,000	8,185	(a)
Crown Castle International Corp.

		Principal Amount	Fair Value
3.30%	07/01/30	$16,000	$17,555	(a)
5.20%	02/15/49	6,000	7,972	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	14,000	18,204	(a)
CubeSmart LP
4.38%	02/15/29	7,000	8,235	(a)
Cummins Inc.
0.75%	09/01/25	5,000	5,014	(a)
1.50%	09/01/30	9,000	8,951	(a)
2.60%	09/01/50	9,000	8,836	(a)
CVS Health Corp.
3.00%	08/15/26	6,000	6,571	(a)
3.25%	08/15/29	5,000	5,507	(a)
3.35%	03/09/21	6,000	6,078	(a)
3.63%	04/01/27	5,000	5,614	(a)
3.75%	04/01/30	5,000	5,715	(a)
4.25%	04/01/50	5,000	5,872	(a)
4.30%	03/25/28	2,000	2,339	(a)
4.78%	03/25/38	3,000	3,643	(a)
5.00%	12/01/24	6,000	6,840	(a)
5.13%	07/20/45	2,000	2,525	(a)
5.30%	12/05/43	6,000	7,653	(a)
D.R. Horton Inc.
2.60%	10/15/25	14,000	14,995	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	9,000	9,737	(a,g)
4.42%	06/15/21	3,000	3,066	(a,g)
5.45%	06/15/23	5,000	5,481	(a,g)
6.02%	06/15/26	5,000	5,880	(a,g)
8.10%	07/15/36	2,000	2,623	(a,g)
8.35%	07/15/46	4,000	5,279	(a,g)
Devon Energy Corp.
5.00%	06/15/45	6,000	5,707	(a)
DH Europe Finance II Sarl
2.60%	11/15/29	4,000	4,349	(a)
3.25%	11/15/39	3,000	3,332	(a)
3.40%	11/15/49	3,000	3,429	(a)
Diamondback Energy Inc.
2.88%	12/01/24	10,000	10,123	(a)
3.25%	12/01/26	5,000	5,016	(a)
3.50%	12/01/29	5,000	4,822	(a)
5.38%	05/31/25	12,000	12,455	(a)
Digital Realty Trust LP
3.60%	07/01/29	10,000	11,462	(a)
Discovery Communications LLC
2.95%	03/20/23	5,000	5,269	(a)
3.95%	03/20/28	5,000	5,683	(a)
4.95%	05/15/42	2,000	2,332	(a)
5.00%	09/20/37	3,000	3,598	(a)
Dollar General Corp.
3.50%	04/03/30	9,000	10,266	(a)
4.13%	04/03/50	6,000	7,160	(a)
Dollar Tree Inc.
4.00%	05/15/25	7,000	7,894	(a)
Dominion Energy Inc.
3.07%	08/15/24	5,000	5,380	(a,b)
3.38%	04/01/30	10,000	11,279	(a)
Dover Corp.
2.95%	11/04/29	5,000	5,423	(a)
DTE Energy Co.
2.85%	10/01/26	8,000	8,666	(a)
3.85%	12/01/23	7,000	7,615	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	5,000	6,234	(a)
Duke Energy Corp.
1.80%	09/01/21	7,000	7,084	(a)
3.55%	09/15/21	6,000	6,134	(a)
3.75%	09/01/46	3,000	3,418	(a)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	9,000	9,494	(a,c)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Duke Energy Progress LLC
4.15%	12/01/44	$11,000	$13,643	(a)
Duke Realty LP
3.05%	03/01/50	5,000	5,330	(a)
3.25%	06/30/26	4,000	4,438	(a)
3.38%	12/15/27	3,000	3,370	(a)
DuPont de Nemours Inc.
2.17%	05/01/23	10,000	10,094	(a)
5.32%	11/15/38	3,000	3,805	(a)
5.42%	11/15/48	3,000	4,007	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	11,000	11,743	(a,g)
DXC Technology Co.
4.00%	04/15/23	11,000	11,592	(a)
Eastman Chemical Co.
3.50%	12/01/21	8,000	8,253	(a)
3.60%	08/15/22	7,000	7,343	(a)
4.50%	01/15/21	9,000	8,962	(a)
4.65%	10/15/44	6,000	7,050	(a)
Eaton Corp.
3.10%	09/15/27	4,000	4,461	(a)
Ecolab Inc.
1.30%	01/30/31	5,000	4,894	(a)
2.13%	08/15/50	11,000	10,058	(a)
Edison International
4.95%	04/15/25	10,000	10,945	(a)
EI du Pont de Nemours & Co.
2.30%	07/15/30	3,000	3,185	(a)
Eli Lilly & Co.
3.95%	03/15/49	8,000	10,035	(a)
Emera US Finance LP
4.75%	06/15/46	3,000	3,621	(a)
Emerson Electric Co.
1.80%	10/15/27	2,000	2,089	(a)
2.75%	10/15/50	3,000	3,055	(a)
Empower Finance 2020 LP
1.36%	09/17/27	10,000	9,961	(g)
1.78%	03/17/31	14,000	14,031	(g)
3.08%	09/17/51	7,000	7,317	(g)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	4,806	(a)
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%	07/15/80	14,000	14,455	(a,c)
Energy Transfer Operating LP
4.25%	03/15/23	8,000	8,327	(a)
4.50%	04/15/24	2,000	2,118	(a)
4.95%	06/15/28	4,000	4,252	(a)
5.30%	04/15/47	6,000	5,602	(a)
6.50%	02/01/42	8,000	8,380	(a)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	19,000	14,638	(a,c)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	4,000	4,249	(a)
Entergy Louisiana LLC
3.05%	06/01/31	10,000	11,390	(a)
4.00%	03/15/33	3,000	3,754	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	7,000	7,398	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	7,000	6,666	(a,c)
EOG Resources Inc.
4.38%	04/15/30	5,000	5,892	(a)
4.95%	04/15/50	8,000	9,796	(a)
5.10%	01/15/36	4,000	4,658	(a)
EPR Properties
4.95%	04/15/28	4,000	3,886	(a)
Equinix Inc.
1.25%	07/15/25	10,000	10,098	(a)
2.15%	07/15/30	10,000	10,141	(a)

		Principal Amount	Fair Value
Equinor ASA
3.25%	11/18/49	$5,000	$5,296	(a)
ERP Operating LP
4.50%	07/01/44	9,000	11,552	(a)
Essex Portfolio LP
2.65%	03/15/32	5,000	5,277	(a)
Eversource Energy
3.45%	01/15/50	7,000	7,778	(a)
Exelon Corp.
3.50%	06/01/22	9,000	9,408	(a)
4.05%	04/15/30	9,000	10,532	(a)
4.45%	04/15/46	7,000	8,553	(a)
4.70%	04/15/50	6,000	7,690	(a)
Exxon Mobil Corp.
2.61%	10/15/30	17,000	18,373	(a)
3.45%	04/15/51	10,000	10,958	(a)
FedEx Corp.
3.80%	05/15/25	22,000	24,863	(a)
4.10%	02/01/45	7,000	7,971	(a)
FirstEnergy Corp.
3.90%	07/15/27	2,000	2,193	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	7,000	8,207	(a,g)
Fiserv Inc.
3.50%	07/01/29	5,000	5,697	(a)
4.40%	07/01/49	5,000	6,220	(a)
Florida Power & Light Co.
2.85%	04/01/25	10,000	10,968	(a)
4.13%	02/01/42	13,000	16,203	(a)
Ford Motor Co.
4.35%	12/08/26	6,000	5,927	(a)
Fox Corp.
3.50%	04/08/30	6,000	6,778	(a)
General Dynamics Corp.
4.25%	04/01/50	5,000	6,512	(a)
General Mills Inc.
2.88%	04/15/30	5,000	5,486	(a)
3.70%	10/17/23	5,000	5,452	(a)
4.55%	04/17/38	2,000	2,554	(a)
4.70%	04/17/48	3,000	4,091	(a)
General Motors Co.
5.20%	04/01/45	3,000	3,231	(a)
5.40%	04/01/48	2,000	2,212	(a)
6.13%	10/01/25	8,000	9,294	(a)
6.80%	10/01/27	5,000	6,081	(a)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	19,000	19,488	(a)
3.55%	04/09/21	7,000	7,091	(a)
4.20%	11/06/21	4,000	4,123	(a)
5.25%	03/01/26	8,000	9,025	(a)
Georgia-Pacific LLC
1.75%	09/30/25	11,000	11,468	(a,g)
3.60%	03/01/25	11,000	12,222	(a,g)
Gilead Sciences Inc.
1.20%	10/01/27	5,000	5,027
1.65%	10/01/30	5,000	5,003
2.60%	10/01/40	8,000	7,967
2.80%	10/01/50	8,000	7,943
2.95%	03/01/27	3,000	3,307	(a)
3.50%	02/01/25	4,000	4,423	(a)
3.65%	03/01/26	2,000	2,257	(a)
4.15%	03/01/47	7,000	8,514	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	7,000	7,534	(a)
3.63%	05/15/25	6,000	6,791	(a)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	9,000	10,386	(a)
Glencore Finance Canada Ltd.
4.25%	10/25/22	11,000	11,661	(a,g)
4.95%	11/15/21	7,000	7,294	(a,g)
Glencore Funding LLC
2.50%	09/01/30	6,000	5,834	(g)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Gray Oak Pipeline LLC
2.00%	09/15/23	$14,000	$14,086	(g)
2.60%	10/15/25	10,000	10,045	(g)
Halliburton Co.
5.00%	11/15/45	6,000	6,126	(a)
HCA Inc.
4.13%	06/15/29	5,000	5,656	(a)
4.50%	02/15/27	6,000	6,732	(a)
Health Care Service Corp.
2.20%	06/01/30	14,000	14,347	(a,g)
3.20%	06/01/50	4,000	4,147	(a,g)
Healthcare Trust of America Holdings LP
2.00%	03/15/31	5,000	4,926
Hess Corp.
5.60%	02/15/41	4,000	4,350	(a)
5.80%	04/01/47	2,000	2,209	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	6,344	(a)
Highwoods Realty LP
4.13%	03/15/28	7,000	7,728	(a)
4.20%	04/15/29	11,000	12,306	(a)
Honeywell International Inc.
2.70%	08/15/29	2,000	2,211	(a)
Hormel Foods Corp.
1.80%	06/11/30	11,000	11,326	(a)
Huntington Bancshares Inc.
2.55%	02/04/30	12,000	12,580	(a)
Hyundai Capital America
3.10%	04/05/22	7,000	7,206	(a,g)
Ingredion Inc.
2.90%	06/01/30	14,000	15,209	(a)
3.90%	06/01/50	2,000	2,254	(a)
Intel Corp.
2.45%	11/15/29	12,000	13,052	(a)
2.60%	05/19/26	8,000	8,782	(a)
2.88%	05/11/24	3,000	3,238	(a)
3.10%	02/15/60	7,000	7,552	(a)
Intercontinental Exchange Inc.
1.85%	09/15/32	2,000	1,996	(a)
2.65%	09/15/40	2,000	2,003	(a)
3.00%	09/15/60	5,000	5,069	(a)
International Paper Co.
4.40%	08/15/47	7,000	8,583	(a)
Interstate Power & Light Co.
3.40%	08/15/25	8,000	8,816	(a)
ITC Holdings Corp.
2.95%	05/14/30	14,000	15,096	(a,g)
Jabil Inc.
3.95%	01/12/28	4,000	4,398	(a)
Jefferies Group LLC
5.13%	01/20/23	10,000	10,897	(a)
John Deere Capital Corp.
2.45%	01/09/30	15,000	16,325	(a)
Johnson & Johnson
3.63%	03/03/37	5,000	6,094	(a)
Johnson Controls International PLC
4.50%	02/15/47	5,000	6,245	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	11,000	12,221	(a)
3.63%	12/01/27	5,000	5,582	(a)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	10,000	10,719	(a,c)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	7,000	7,874	(a,c)
JPMorgan Chase & Co. (3.74% fixed rate until 10/30/20; 3.47% + 3 month USD LIBOR thereafter)
3.74%	12/29/49	8,000	7,674	(a,c)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	2,000	2,359	(a,c)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	$10,000	$12,034	(a,c)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	4,000	4,638	(a,c)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	7,000	8,512	(a,c)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	12,000	11,669	(a,c)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	7,000	7,348	(a,c)
Keurig Dr Pepper Inc.
3.20%	05/01/30	3,000	3,366	(a)
3.80%	05/01/50	7,000	8,035	(a)
4.50%	11/15/45	3,000	3,717	(a)
KeyCorp
2.25%	04/06/27	17,000	18,009	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	11,000	11,079	(a)
4.70%	11/01/42	2,000	2,145	(a)
5.00%	03/01/43	2,000	2,219	(a)
6.38%	03/01/41	4,000	4,935	(a)
Kinder Morgan Inc.
5.05%	02/15/46	9,000	10,161	(a)
KLA Corp.
3.30%	03/01/50	5,000	5,257	(a)
4.10%	03/15/29	11,000	13,187	(a)
4.65%	11/01/24	6,000	6,850	(a)
Kohl’s Corp.
9.50%	05/15/25	5,000	5,899	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	6,000	6,893	(a)
Las Vegas Sands Corp.
3.50%	08/18/26	5,000	5,067	(a)
Lear Corp.
4.25%	05/15/29	10,000	10,808	(a)
5.25%	05/15/49	5,000	5,424	(a)
Leidos Inc.
2.95%	05/15/23	11,000	11,573	(a,g)
3.63%	05/15/25	5,000	5,537	(a,g)
4.38%	05/15/30	13,000	15,222	(a,g)
Liberty Mutual Group Inc.
3.95%	05/15/60	3,000	3,314	(a,g)
Life Storage LP
2.20%	10/15/30	10,000	10,023
Lincoln National Corp.
3.63%	12/12/26	4,000	4,506	(a)
4.35%	03/01/48	7,000	8,050	(a)
Lockheed Martin Corp.
4.50%	05/15/36	7,000	8,952	(a)
Loews Corp.
3.20%	05/15/30	5,000	5,586	(a)
Lowe’s Companies Inc.
4.05%	05/03/47	4,000	4,760	(a)
4.55%	04/05/49	7,000	8,980	(a)
LYB International Finance BV
4.88%	03/15/44	5,000	5,958	(a)
Marathon Oil Corp.
3.85%	06/01/25	7,000	7,187	(a)
Mars Inc.
0.88%	07/16/26	6,000	5,961	(a,g)
1.63%	07/16/32	9,000	8,923	(a,g)
2.38%	07/16/40	9,000	8,936	(a,g)
2.45%	07/16/50	6,000	5,662	(a,g)
Marsh & McLennan Companies Inc.
2.25%	11/15/30	5,000	5,245	(a)
Masco Corp.
3.50%	11/15/27	2,000	2,227	(a)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Mastercard Inc.
3.30%	03/26/27	$5,000	$5,719	(a)
McCormick & Company Inc.
2.50%	04/15/30	3,000	3,210	(a)
3.25%	11/15/25	32,000	35,037	(a)
McDonald’s Corp.
3.60%	07/01/30	8,000	9,327	(a)
3.63%	09/01/49	3,000	3,359	(a)
3.70%	01/30/26	5,000	5,700	(a)
3.80%	04/01/28	9,000	10,495	(a)
4.20%	04/01/50	2,000	2,442	(a)
4.88%	12/09/45	8,000	10,369	(a)
McKesson Corp.
3.65%	11/30/20	8,000	8,041	(a)
Medtronic Inc.
4.63%	03/15/45	2,000	2,753	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	17,000	21,999	(a)
Merck & Company Inc.
1.45%	06/24/30	5,000	5,076	(a)
2.45%	06/24/50	5,000	4,979	(a)
2.75%	02/10/25	7,000	7,604	(a)
4.00%	03/07/49	4,000	5,072	(a)
MetLife Inc.
4.05%	03/01/45	3,000	3,668	(a)
4.72%	12/15/44	10,000	13,135	(a)
Microchip Technology Inc.
2.67%	09/01/23	28,000	28,969	(a,g)
Micron Technology Inc.
2.50%	04/24/23	10,000	10,380	(a)
Microsoft Corp.
2.40%	08/08/26	6,000	6,553	(a)
2.68%	06/01/60	3,000	3,164	(a)
3.45%	08/08/36	5,000	6,053	(a)
3.50%	02/12/35	3,000	3,697	(a)
3.70%	08/08/46	11,000	13,856	(a)
3.95%	08/08/56	5,000	6,576	(a)
4.10%	02/06/37	4,000	5,171	(a)
Molson Coors Beverage Co.
2.10%	07/15/21	7,000	7,073	(a)
4.20%	07/15/46	6,000	6,328	(a)
Morgan Stanley
3.70%	10/23/24	7,000	7,767	(a)
3.95%	04/23/27	5,000	5,657	(a)
4.35%	09/08/26	12,000	13,845	(a)
5.00%	11/24/25	25,000	29,359	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	12,000	12,761	(a,c)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	5,000	5,738	(a,c)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	10,000	11,832	(a,c)
MPLX LP
1.75%	03/01/26	5,000	5,002	(a)
2.65%	08/15/30	5,000	4,882	(a)
3.38%	03/15/23	5,000	5,266	(a)
5.20%	12/01/47	3,000	3,217	(a)
5.25%	01/15/25	9,000	9,333	(a)
6.25%	10/15/22	10,000	10,015	(a)
MPLX LP (1.34% fixed rate until 11/02/20; 1.10% + 3 month USD LIBOR)
1.34%	09/09/22	10,000	9,995	(a,c)
Mylan Inc.
5.20%	04/15/48	5,000	6,238	(a)
Mylan N.V.
3.15%	06/15/21	7,000	7,113	(a)
3.95%	06/15/26	2,000	2,249	(a)
National Oilwell Varco Inc.
3.60%	12/01/29	9,000	8,773	(a)
National Retail Properties Inc.
4.00%	11/15/25	6,000	6,659	(a)

		Principal Amount	Fair Value
Newfield Exploration Co.
5.63%	07/01/24	$21,000	$20,384	(a)
Newmont Corp.
4.88%	03/15/42	7,000	9,543	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	11,000	12,333	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	7,000	7,966	(a,c)
NIKE Inc.
2.40%	03/27/25	10,000	10,752	(a)
3.38%	03/27/50	2,000	2,335	(a)
NiSource Inc.
3.60%	05/01/30	5,000	5,699	(a)
3.95%	03/30/48	2,000	2,337	(a)
Noble Energy Inc.
3.85%	01/15/28	6,000	6,807	(a)
3.90%	11/15/24	4,000	4,380	(a)
4.20%	10/15/49	3,000	3,559	(a)
5.05%	11/15/44	3,000	3,923	(a)
Norfolk Southern Corp.
3.95%	10/01/42	6,000	7,132	(a)
Northrop Grumman Corp.
2.55%	10/15/22	5,000	5,210	(a)
3.85%	04/15/45	4,000	4,676	(a)
4.03%	10/15/47	3,000	3,670	(a)
Novartis Capital Corp.
2.20%	08/14/30	8,000	8,592	(a)
3.00%	11/20/25	3,000	3,329	(a)
Nutrien Ltd.
4.00%	12/15/26	3,000	3,462	(a)
4.90%	06/01/43	6,000	7,314	(a)
Nutrition & Biosciences Inc.
1.23%	10/01/25	5,000	5,002	(g)
3.47%	12/01/50	5,000	5,058	(g)
NVIDIA Corp.
2.85%	04/01/30	5,000	5,619	(a)
3.50%	04/01/50	5,000	5,838	(a)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	5,000	5,292	(a,g)
Occidental Petroleum Corp.
2.70%	08/15/22	5,000	4,669	(a)
2.90%	08/15/24	4,000	3,395	(a)
4.85%	03/15/21	3,000	2,993	(a)
Oklahoma Gas & Electric Co.
3.25%	04/01/30	5,000	5,589	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	7,000	7,333	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	2,000	2,443	(a)
ONEOK Inc.
4.35%	03/15/29	6,000	6,257	(a)
Oracle Corp.
2.40%	09/15/23	4,000	4,208	(a)
2.65%	07/15/26	7,000	7,645	(a)
2.95%	04/01/30	9,000	10,063	(a)
3.60%	04/01/50	6,000	6,716	(a)
3.80%	11/15/37	3,000	3,512	(a)
4.00%	07/15/46 - 11/15/47	15,000	17,739	(a)
Otis Worldwide Corp.
2.06%	04/05/25	5,000	5,261
2.57%	02/15/30	5,000	5,374
3.36%	02/15/50	5,000	5,492
Owens Corning
4.40%	01/30/48	5,000	5,618	(a)
Pacific Gas & Electric Co.
2.50%	02/01/31	8,000	7,611	(a)
Pacific Gas & Electric Co.
2.10%	08/01/27	5,000	4,845	(a)
3.30%	08/01/40	8,000	7,341	(a)
3.50%	08/01/50	5,000	4,503	(a)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
PacifiCorp
2.70%	09/15/30	$5,000	$5,508	(a)
6.25%	10/15/37	4,000	5,869	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	5,000	5,603	(a)
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.81% + 5 year CMT Rate thereafter)
4.50%	10/01/50	20,000	20,103	(c)
PayPal Holdings Inc.
2.65%	10/01/26	10,000	10,907	(a)
3.25%	06/01/50	4,000	4,430	(a)
PepsiCo Inc.
1.63%	05/01/30	5,000	5,131	(a)
2.63%	07/29/29	10,000	11,063	(a)
3.45%	10/06/46	6,000	6,947	(a)
Petroleos Mexicanos
5.35%	02/12/28	10,000	8,574	(a)
5.63%	01/23/46	10,000	7,331	(a)
6.35%	02/12/48	10,000	7,509	(a)
6.50%	03/13/27	15,000	14,053	(a)
7.69%	01/23/50	10,000	8,367	(a,g)
Pfizer Inc.
2.63%	04/01/30	5,000	5,568	(a)
2.70%	05/28/50	15,000	15,644	(a)
3.45%	03/15/29	4,000	4,679	(a)
3.60%	09/15/28	7,000	8,279	(a)
3.90%	03/15/39	5,000	6,098	(a)
4.40%	05/15/44	4,000	5,267	(a)
Philip Morris International Inc.
1.50%	05/01/25	10,000	10,315	(a)
2.10%	05/01/30	5,000	5,160	(a)
4.13%	03/04/43	4,000	4,693	(a)
Phillips 66
2.15%	12/15/30	28,000	27,186	(a)
Phillips 66 Partners LP
3.15%	12/15/29	16,000	15,920
3.75%	03/01/28	3,000	3,131	(a)
4.68%	02/15/45	6,000	6,054	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	9,000	8,671	(a)
3.65%	06/01/22	11,000	11,264	(a)
Precision Castparts Corp.
4.38%	06/15/45	10,000	12,447	(a)
Prologis LP
4.38%	02/01/29	8,000	9,791	(a)
Prudential Financial Inc.
3.94%	12/07/49	6,000	6,757	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	12,000	13,564	(a,c)
Public Service Company of Colorado
3.70%	06/15/28	7,000	8,172	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	8,000	8,359	(a)
PVH Corp.
4.63%	07/10/25	15,000	15,666	(a,g)
QUALCOMM Inc.
1.30%	05/20/28	5,000	4,981	(a,g)
1.65%	05/20/32	2,000	1,979	(a,g)
3.25%	05/20/27	2,000	2,244	(a)
4.30%	05/20/47	3,000	3,851	(a)
Raytheon Technologies Corp.
3.13%	05/04/27	10,000	11,109	(a)
3.50%	03/15/27	3,000	3,377	(a,g)
3.95%	08/16/25	2,000	2,275	(a)
4.13%	11/16/28	2,000	2,367	(a)
4.15%	05/15/45	5,000	6,044	(a)
4.45%	11/16/38	4,000	4,921	(a)
4.50%	06/01/42	4,000	5,039	(a)
Realty Income Corp.
3.00%	01/15/27	5,000	5,440	(a)
3.25%	01/15/31	5,000	5,531	(a)
Regeneron Pharmaceuticals Inc.

		Principal Amount	Fair Value
1.75%	09/15/30	$10,000	$9,789	(a)
2.80%	09/15/50	5,000	4,687	(a)
Reliance Steel & Aluminum Co.
1.30%	08/15/25	4,000	3,997	(a)
2.15%	08/15/30	10,000	9,808	(a)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,507	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	6,000	7,690	(a)
Rockwell Automation Inc.
4.20%	03/01/49	6,000	7,862	(a)
Rogers Communications Inc.
5.00%	03/15/44	4,000	5,197	(a)
Roper Technologies Inc.
2.95%	09/15/29	4,000	4,397	(a)
Ross Stores Inc.
4.70%	04/15/27	11,000	12,970	(a)
Royalty Pharma PLC
0.75%	09/02/23	5,000	4,991	(g)
1.20%	09/02/25	5,000	4,992	(g)
1.75%	09/02/27	5,000	5,011	(a,g)
2.20%	09/02/30	3,000	2,996	(a,g)
3.30%	09/02/40	2,000	1,982	(a,g)
RPM International Inc.
3.75%	03/15/27	2,000	2,198	(a)
Ryder System Inc.
2.90%	12/01/26	9,000	9,733	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	4,000	4,337	(a)
4.50%	05/15/30	5,000	5,633	(a,g)
5.00%	03/15/27	2,000	2,255	(a)
5.88%	06/30/26	9,000	10,644	(a)
Santander Holdings USA Inc.
3.70%	03/28/22	12,000	12,435	(a)
4.40%	07/13/27	4,000	4,389	(a)
Schlumberger Holdings Corp.
3.90%	05/17/28	8,000	8,611	(a,g)
Selective Insurance Group Inc.
5.38%	03/01/49	5,000	6,149	(a)
Sempra Energy
3.80%	02/01/38	2,000	2,238	(a)
4.00%	02/01/48	4,000	4,520	(a)
Shell International Finance BV
2.38%	08/21/22	11,000	11,414	(a)
3.13%	11/07/49	8,000	8,269	(a)
3.75%	09/12/46	7,000	7,880	(a)
4.13%	05/11/35	8,000	9,641	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	2,000	2,036	(a)
2.88%	09/23/23	3,000	3,182	(a)
3.20%	09/23/26	3,000	3,339	(a)
Simon Property Group LP
3.38%	06/15/27	4,000	4,265	(a)
Southern California Edison Co.
2.40%	02/01/22	10,000	10,211	(a)
2.90%	03/01/21	11,000	11,116	(a)
4.00%	04/01/47	12,000	12,887	(a)
4.20%	03/01/29	11,000	12,654	(a)
Southern Company Gas Capital Corp.
3.95%	10/01/46	6,000	6,688	(a)
4.40%	05/30/47	2,000	2,403	(a)
Southern Copper Corp.
5.88%	04/23/45	8,000	10,853	(a)
Southwest Airlines Co.
2.63%	02/10/30	9,000	8,484	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	7,000	7,536	(a)
Spectra Energy Partners LP
3.38%	10/15/26	2,000	2,195	(a)
4.50%	03/15/45	3,000	3,389	(a)
Spirit Realty LP
4.00%	07/15/29	10,000	10,401	(a)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Starbucks Corp.
4.00%	11/15/28	$6,000	$7,073	(a)
Steel Dynamics Inc.
3.45%	04/15/30	5,000	5,504	(a)
4.13%	09/15/25	25,000	25,548	(a)
Stryker Corp.
1.95%	06/15/30	11,000	11,223	(a)
2.90%	06/15/50	5,000	5,134	(a)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	11,000	11,424	(a)
Suncor Energy Inc.
4.00%	11/15/47	3,000	3,066	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	5,000	4,662	(a)
Sysco Corp.
3.25%	07/15/27	4,000	4,345	(a)
T-Mobile USA Inc.
3.50%	04/15/25	7,000	7,678	(a,g)
3.75%	04/15/27	13,000	14,579	(a,g)
3.88%	04/15/30	2,000	2,271	(a,g)
Tampa Electric Co.
4.35%	05/15/44	13,000	16,095	(a)
Target Corp.
2.50%	04/15/26	5,000	5,468	(a)
Teck Resources Ltd.
3.90%	07/15/30	7,000	7,332	(a,g)
5.40%	02/01/43	4,000	4,201	(a)
Texas Instruments Inc.
3.88%	03/15/39	6,000	7,418	(a)
The Allstate Corp.
4.20%	12/15/46	3,000	3,769	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	11,000	11,550	(a,c)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	6,000	6,173	(a,c)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	8,000	7,756	(a,c)
The Boeing Co.
2.70%	02/01/27	10,000	9,752	(a)
2.95%	02/01/30	4,000	3,871	(a)
3.25%	03/01/28	3,000	2,964	(a)
3.75%	02/01/50	4,000	3,650	(a)
5.04%	05/01/27	16,000	17,669	(a)
5.15%	05/01/30	11,000	12,365	(a)
5.81%	05/01/50	10,000	12,153	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	14,000	16,463	(a,g)
The Clorox Co.
1.80%	05/15/30	10,000	10,273	(a)
The Coca-Cola Co.
2.60%	06/01/50	11,000	11,168	(a)
2.75%	06/01/60	11,000	11,188	(a)
The Dow Chemical Co.
2.10%	11/15/30	9,000	8,876	(a)
3.60%	11/15/50	9,000	9,095	(a)
4.25%	10/01/34	5,000	5,827	(a)
5.55%	11/30/48	4,000	5,237	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	5,000	5,398	(a)
3.13%	12/01/49	5,000	5,517	(a)
The George Washington University
4.13%	09/15/48	8,000	9,826
The Goldman Sachs Group Inc.
2.60%	02/07/30	5,000	5,278	(a)
3.50%	04/01/25 - 11/16/26	17,000	18,784	(a)
3.85%	01/26/27	21,000	23,614	(a)
4.25%	10/21/25	2,000	2,270	(a)
5.15%	05/22/45	5,000	6,553	(a)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	$7,000	$7,168	(a,c)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	11,000	11,391	(a,c)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	4,000	4,552	(a,c)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	6,000	6,981	(a,c)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	6,000	6,990	(a,c)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	15,000	16,240	(a)
The Hartford Financial Services Group Inc. (2.41% fixed rate until 11/02/20; 2.13% + 3 month USD LIBOR)
2.41%	02/12/67	10,000	8,719	(a,c,g)
The Home Depot Inc.
2.70%	04/15/30	2,000	2,225	(a)
3.35%	04/15/50	5,000	5,772	(a)
3.50%	09/15/56	7,000	8,235	(a)
3.90%	12/06/28	6,000	7,181	(a)
4.50%	12/06/48	4,000	5,349	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	10,000	10,314	(a)
The Kroger Co.
2.20%	05/01/30	4,000	4,195	(a)
2.95%	11/01/21	7,000	7,173	(a)
4.65%	01/15/48	4,000	5,067	(a)
The Mosaic Co.
5.63%	11/15/43	3,000	3,525	(a)
The Procter & Gamble Co.
2.45%	03/25/25	3,000	3,246	(a)
The Southern Co.
4.40%	07/01/46	4,000	4,719	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	10,000	11,248	(a,c)
The Travelers Companies Inc.
2.55%	04/27/50	4,000	3,923	(a)
The Walt Disney Co.
2.65%	01/13/31	10,000	10,794	(a)
3.38%	11/15/26	5,000	5,634	(a)
3.60%	01/13/51	7,000	7,917	(a)
4.75%	11/15/46	4,000	5,153	(a)
6.65%	11/15/37	8,000	12,042	(a)
The Williams Companies Inc.
3.75%	06/15/27	3,000	3,292	(a)
4.85%	03/01/48	7,000	7,837	(a)
4.90%	01/15/45	8,000	8,623	(a)
5.40%	03/04/44	4,000	4,519	(a)
Time Warner Cable LLC
4.50%	09/15/42	3,000	3,251	(a)
6.55%	05/01/37	5,000	6,646	(a)
TJX Companies Inc.
4.50%	04/15/50	3,000	3,872	(a)
Total Capital International S.A.
3.46%	02/19/29	7,000	8,041	(a)
Trane Technologies Luxembourg Finance S.A.
3.55%	11/01/24	7,000	7,705	(a)
3.80%	03/21/29	6,000	7,035	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	8,000	9,236	(a)
4.88%	01/15/26	3,000	3,525	(a)
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%	05/20/75	11,000	11,189	(a,c)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	6,000	6,732	(a)

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	$6,000	$6,149	(a,c)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	17,000	17,081	(a,c)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	6,000	7,216	(a)
Tyco Electronics Group S.A.
3.13%	08/15/27	5,000	5,475	(a)
Tyson Foods Inc.
4.00%	03/01/26	7,000	8,010	(a)
4.55%	06/02/47	2,000	2,525	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	26,000	25,885	(a,c)
UDR Inc.
2.10%	08/01/32	5,000	4,973	(a)
3.00%	08/15/31	5,000	5,421	(a)
Union Pacific Corp.
3.50%	06/08/23	8,000	8,618	(a)
3.60%	09/15/37	3,000	3,477	(a)
4.10%	09/15/67	5,000	5,942	(a)
4.30%	03/01/49	5,000	6,449	(a)
UnitedHealth Group Inc.
2.00%	05/15/30	10,000	10,453	(a)
4.45%	12/15/48	6,000	7,927	(a)
4.75%	07/15/45	8,000	10,865	(a)
Unum Group
4.50%	03/15/25	2,000	2,220	(a)
Vale S.A.
5.63%	09/11/42	5,000	5,934	(a)
Valero Energy Corp.
2.85%	04/15/25	7,000	7,343	(a)
4.00%	04/01/29	2,000	2,194	(a)
Ventas Realty LP
3.25%	10/15/26	10,000	10,639	(a)
Verizon Communications Inc.
3.00%	03/22/27	20,000	22,289	(a)
4.33%	09/21/28	7,000	8,498	(a)
4.40%	11/01/34	7,000	8,732	(a)
4.52%	09/15/48	6,000	7,890	(a)
4.67%	03/15/55	3,000	4,158	(a)
4.86%	08/21/46	2,000	2,733	(a)
5.25%	03/16/37	5,000	6,930	(a)
ViacomCBS Inc.
2.90%	01/15/27	5,000	5,391	(a)
3.45%	10/04/26	7,000	7,536	(a)
3.70%	06/01/28	4,000	4,435	(a)
5.25%	04/01/44	3,000	3,486	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	7,000	8,682	(a)
Visa Inc.
2.00%	08/15/50	5,000	4,611	(a)
2.05%	04/15/30	5,000	5,357	(a)
2.70%	04/15/40	8,000	8,649	(a)
Vistra Operations Company LLC
3.55%	07/15/24	9,000	9,589	(a,g)
Vodafone Group PLC
4.38%	05/30/28	8,000	9,484	(a)
5.25%	05/30/48	4,000	5,161	(a)
Vornado Realty LP
3.50%	01/15/25	4,000	4,161	(a)
Vulcan Materials Co.
3.90%	04/01/27	4,000	4,530	(a)
Walmart Inc.
3.63%	12/15/47	6,000	7,343	(a)
3.70%	06/26/28	7,000	8,270	(a)
3.95%	06/28/38	3,000	3,754	(a)
4.05%	06/29/48	7,000	9,130	(a)
WEC Energy Group Inc.
3.55%	06/15/25	10,000	11,202	(a)

		Principal Amount	Fair Value
Wells Fargo & Co.
4.15%	01/24/29	$8,000	$9,401	(a)
4.75%	12/07/46	2,000	2,486	(a)
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%	06/02/24	5,000	5,093	(a,c)
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%	04/30/26	10,000	10,425	(a,c)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	10,000	10,430	(a,c)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	3,000	3,215	(a,c)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	10,000	10,426	(a,c)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	26,000	28,373	(a,c)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	9,000	9,674	(a,c)
Western Midstream Operating LP
5.38%	06/01/21	10,000	10,074	(a)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	12,000	12,395	(a,c)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	7,000	7,877	(a,c)
Willis North America Inc.
3.60%	05/15/24	6,000	6,551	(a)
3.88%	09/15/49	6,000	6,935	(a)
WPP Finance 2010
3.75%	09/19/24	10,000	10,967	(a)
WRKCo Inc.
3.00%	09/15/24	4,000	4,300	(a)
Xcel Energy Inc.
3.40%	06/01/30	5,000	5,738	(a)
Xilinx Inc.
2.95%	06/01/24	5,000	5,375	(a)
Zoetis Inc.
3.00%	09/12/27	3,000	3,320	(a)
3.90%	08/20/28	6,000	7,094	(a)
			6,222,505

Non-Agency Collateralized Mortgage Obligations – 7.2%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	23,000	22,097	(c)
BANK 2017-BNK7
3.18%	09/15/60	158,000	176,857
BANK 2018-BNK15
4.41%	11/15/61	66,000	79,225	(c)
BANK 2019-BNK17
4.67%	04/15/52	10,000	10,373	(c)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	34,000	37,917
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	63,000	69,876
Citigroup Commercial Mortgage Trust 2015-GC35
4.64%	11/10/48	19,000	16,269	(c)
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	98,000	109,332
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	31,273	34,419	(c)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	21,000	23,404	(c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	27,347	(c)
GS Mortgage Securities Trust 2015-GS1
4.57%	11/10/48	25,000	21,281	(c)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	33,000	35,806
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	63,977	72,822

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	$25,000	$28,751	(c)
GS Mortgage Securities Trust 2019-GC42
2.75%	09/01/52	105,000	115,267
GS Mortgage Securities Trust 2019-GSA1
3.05%	11/10/52	56,000	62,916
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	15,000	15,921	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%	11/15/48	20,000	17,323	(c)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	730	8	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02%	03/15/48	349,860	10,402	(c,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.05%	10/15/42	25,719	25,386	(c)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	17,000	17,995	(c)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	15,000	13,206
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	27,138
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	63,267	(c)
			1,134,605

Sovereign Bonds – 0.5%
Government of Mexico
4.00%	10/02/23	12,000	13,035	(a)
4.75%	03/08/44	20,000	21,917	(a)
Government of Peru
5.63%	11/18/50	11,000	17,545	(a)
Government of Uruguay
5.10%	06/18/50	14,040	18,845	(a)
			71,342

Municipal Bonds and Notes – 0.6%
American Municipal Power Inc.
6.27%	02/15/50	15,000	21,730

		Principal Amount	Fair Value
Board of Regents of the University of Texas System
3.35%	08/15/47	$10,000	$11,943
Port Authority of New York & New Jersey
4.46%	10/01/62	25,000	31,979
State of California
4.60%	04/01/38	15,000	17,865
State of Illinois
5.10%	06/01/33	10,000	10,106
			93,623

Total Bonds and Notes (Cost $13,862,869)			15,016,473
		Number of Shares	Fair Value
Domestic Equity – 0.2%

Preferred Stock – 0.2%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $23,300)		932	24,288	(c)

Total Investments in Securities (Cost $13,886,169)			15,040,761
Short-Term Investments – 7.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $1,111,502)		1,111,502	1,111,502	(a,h)

Total Investments (Cost $14,997,671)			16,152,263

Liabilities in Excess of Other Assets, net – (2.8)%			(434,986)

NET ASSETS – 100.0%			$15,717,277

Other Information:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$619	1.00%/ Quarterly	12/20/24	$4,995	$(8,642)	$13,637
Markit CDX North America High Yield Index	Intercontinental Exchange	365	5.00%/ Quarterly	06/20/25	17,818	(21,516)	39,334
							$52,971

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2020	1	$221,530	$221,812	$282
2 Yr. U.S. Treasury Notes Futures	December 2020	5	1,104,275	1,104,805	530
					$812

The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2020	1	$(175,929)	$(176,281)	$(352)
5 Yr. U.S. Treasury Notes Futures	December 2020	1	(125,998)	(126,031)	(33)
10 Yr. U.S. Treasury Notes Futures	December 2020	4	(640,712)	(639,687)	1,025
10 Yr. U.S. Treasury Notes Futures	December 2020	1	(139,545)	(139,532)	13
					$653
					$1,465

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBAs.
(b)	Step coupon bond.
(c)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to $678,888 or 4.32% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2020.
*	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	U.S. Treasuries	$—	$2,542,102	$—	$2,542,102
	Agency Mortgage Backed	—	3,902,430	—	3,902,430
	Agency Collateralized Mortgage Obligations	—	729,877	—	729,877
	Asset Backed	—	319,989	—	319,989
	Corporate Notes	—	6,222,505	—	6,222,505
	Non-Agency Collateralized Mortgage Obligations	—	1,134,605	—	1,134,605
	Sovereign Bonds	—	71,342	—	71,342
	Municipal Bonds and Notes	—	93,623	—	93,623
	Preferred Stock	24,288	—	—	24,288
	Short-Term Investments	1,111,502	—	—	1,111,502

	Total Investments in Securities	$1,135,790	$15,016,473	$—	$16,152,263

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$52,971	$—	$52,971
	Long Futures Contracts - Unrealized Appreciation	812	—	—	812
	Short Futures Contracts - Unrealized Appreciation	1,038	—	—	1,038
	Short Futures Contracts - Unrealized Depreciation	(385)	—	—	(385)

	Total Other Financial Instruments	$1,465	$52,971	$—	$54,436

See accompanying notes to schedules of investments.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,365,049	2,365,049	10,618,726	11,872,273	—	—	1,111,502	$1,111,502	9,177

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 34.6% †

Common Stock – 34.6%

Advertising – 0.2%
Omnicom Group Inc.	37,801	$1,871,149
The Interpublic Group of Companies Inc.	44,801	746,833
		2,617,982

Aerospace & Defense – 0.0% *
Kaman Corp.	9,200	358,524
National Presto Industries Inc.	1,864	152,587
Park Aerospace Corp.	6,396	69,844
Vectrus Inc.	3,997	151,886	(a)
		732,841

Agricultural Products – 0.3%
Archer-Daniels-Midland Co.	98,164	4,563,644
Ingredion Inc.	11,920	902,106
		5,465,750

Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings Inc.	9,200	560,280	(a)
CH Robinson Worldwide Inc.	14,424	1,473,989
Expeditors International of Washington Inc.	16,319	1,477,196
Hub Group Inc., Class A	6,068	304,583	(a)
		3,816,048

Airlines – 0.0% *
Mesa Air Group Inc.	3,600	10,620	(a)

Airport Services – 0.0% *
Macquarie Infrastructure Corp.	13,054	351,022

Apparel Retail – 0.6%
Citi Trends Inc.	2,000	49,960
Shoe Carnival Inc.	3,205	107,624
The Buckle Inc.	10,426	212,586
The TJX Companies Inc.	186,375	10,371,769
		10,741,939

Apparel, Accessories & Luxury Goods – 0.0% *
Lakeland Industries Inc.	1,800	35,640	(a)
Superior Group of Companies Inc.	1,600	37,168
		72,808

Application Software – 0.8%
American Software Inc., Class A	10,710	150,368
Avaya Holdings Corp.	5,500	83,600	(a)
Cerence Inc.	8,700	425,169	(a)
Fair Isaac Corp.	4,935	2,099,250	(a)
Nuance Communications Inc.	49,971	1,658,538	(a)
SPS Commerce Inc.	1,159	90,251	(a)
Synopsys Inc.	3,105	664,408	(a)
Tyler Technologies Inc.	7,001	2,440,269	(a)
Zoom Video Communications Inc.	11,820	5,556,700	(a)
		13,168,553

Asset Management & Custody Banks – 0.4%
Artisan Partners Asset Management Inc., Class A	9,612	374,772
Calamos Asset Management Inc., Class A	419	—	(b)
Cohen & Steers Inc.	8,112	452,163
Diamond Hill Investment Group Inc.	1,104	139,457
Silvercrest Asset Management Group Inc., Class A	3,414	35,710
T Rowe Price Group Inc.	40,050	5,135,211
Waddell & Reed Financial Inc., Class A	10,809	160,514
		6,297,827

Auto Parts & Equipment – 0.1%
American Axle & Manufacturing Holdings Inc.	9,539	55,040	(a)
Gentex Corp.	43,626	1,123,370
		1,178,410

	Number of Shares	Fair Value

Automobile Manufacturers – 0.7%
Ford Motor Co.	690,754	$4,600,422
General Motors Co.	192,596	5,698,915
Thor Industries Inc.	9,716	925,546
Winnebago Industries Inc.	11,100	573,537
		11,798,420

Automotive Retail – 0.2%
America’s Car-Mart Inc.	778	66,037	(a)
Asbury Automotive Group Inc.	3,669	357,544	(a)
AutoNation Inc.	10,143	536,869	(a)
Camping World Holdings Inc., Class A	11,800	351,050
Group 1 Automotive Inc.	6,272	554,382
Lithia Motors Inc., Class A	7,966	1,815,770
Sonic Automotive Inc., Class A	8,567	344,051
		4,025,703

Biotechnology – 0.9%
Aduro Biotech Inc.	22,900	55,647	(a)
Adverum Biotechnologies Inc.	19,648	202,374	(a)
Akebia Therapeutics Inc.	51,300	128,763	(a)
Applied Therapeutics Inc.	1,700	35,292	(a)
Arcturus Therapeutics Holdings Inc.	1,400	60,060	(a)
Avid Bioservices Inc.	17,651	134,501	(a)
Biogen Inc.	27,959	7,931,409	(a)
BioSpecifics Technologies Corp.	2,256	119,184	(a)
Bioxcel Therapeutics Inc.	1,254	54,373	(a)
Cidara Therapeutics Inc.	11,500	32,775	(a)
Constellation Pharmaceuticals Inc.	5,653	114,530	(a)
Cue Biopharma Inc.	3,631	54,647	(a)
Fate Therapeutics Inc.	9,814	392,266	(a)
Fennec Pharmaceuticals Inc.	7,500	45,450	(a)
Fortress Biotech Inc.	22,500	90,900	(a)
Inovio Pharmaceuticals Inc.	3,000	34,800	(a)
Jounce Therapeutics Inc.	5,616	45,827	(a)
Kodiak Sciences Inc.	3,101	183,610	(a)
Krystal Biotech Inc.	1,102	47,441	(a)
Mersana Therapeutics Inc.	19,044	354,599	(a)
Mirum Pharmaceuticals Inc.	1,900	36,613	(a)
Moderna Inc.	41,033	2,903,085	(a)
Molecular Templates Inc.	6,421	70,117	(a)
Momenta Pharmaceuticals Inc.	1,967	103,228	(a)
NantKwest Inc.	10,540	73,095	(a)
Neoleukin Therapeutics Inc.	11,500	138,000	(a)
PDL BioPharma Inc.	39,873	125,600	(a)
Regeneron Pharmaceuticals Inc.	1,185	663,339	(a)
Syndax Pharmaceuticals Inc.	8,318	122,774	(a)
United Therapeutics Corp.	7,754	783,154	(a)
Vaxart Inc.	18,800	125,020	(a)
VBI Vaccines Inc.	61,500	175,890	(a)
		15,438,363

Broadcasting – 0.0% *
Media General Inc.	2,076	208
Saga Communications Inc., Class A	1,400	27,832
		28,040

Building Products – 0.2%
AAON Inc.	8,439	508,450
Fortune Brands Home & Security Inc.	24,467	2,116,885
		2,625,335

Cable & Satellite – 0.1%
Cable One Inc.	959	1,808,127

Casinos & Gaming – 0.0% *
Monarch Casino & Resort Inc.	4,057	180,942	(a)
Penn National Gaming Inc.	5,270	383,129	(a)
		564,071

Commercial Printing – 0.0% *
Ennis Inc.	9,129	159,210

Commodity Chemicals – 0.0% *
Hawkins Inc.	2,717	125,254

Communications Equipment – 0.0% *
Calix Inc.	9,400	167,132	(a)

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Digi International Inc.	8,881	$138,810	(a)
Genasys Inc.	5,600	34,440	(a)
PCTEL Inc.	6,100	34,526	(a)
		374,908

Computer & Electronics Retail – 0.3%
Best Buy Company Inc.	40,367	4,492,443

Construction & Engineering – 0.2%
AECOM	27,171	1,136,835	(a)
Argan Inc.	4,887	204,814
Construction Partners Inc., Class A	6,748	122,813	(a)
HC2 Holdings Inc.	15,100	36,542	(a)
IES Holdings Inc.	1,900	60,363	(a)
MYR Group Inc.	3,905	145,188	(a)
Northwest Pipe Co.	1,600	42,336	(a)
Quanta Services Inc.	24,350	1,287,141
Tutor Perini Corp.	1,700	18,921	(a)
		3,054,953

Construction Machinery & Heavy Trucks – 0.3%
Cummins Inc.	26,108	5,512,965
Miller Industries Inc.	3,900	119,223
The Shyft Group Inc.	9,076	171,355
		5,803,543

Construction Materials – 0.0% *
Forterra Inc.	6,870	81,204	(a)
U.S. Lime & Minerals Inc.	684	61,628
		142,832

Consumer Electronics – 0.1%
Garmin Ltd.	22,784	2,161,290
VOXX International Corp.	6,800	52,292	(a)
		2,213,582

Data Processing & Outsourced Services – 0.6%
Genpact Ltd.	9,272	361,144
Jack Henry & Associates Inc.	13,493	2,193,827
NIC Inc.	23,539	463,718
Paychex Inc.	56,805	4,531,335
Sykes Enterprises Inc.	13,719	469,327	(a)
The Western Union Co.	72,837	1,560,897
		9,580,248

Distributors – 0.1%
Pool Corp.	6,811	2,278,552
Weyco Group Inc.	2,034	32,890
		2,311,442

Diversified REITs – 0.0% *
One Liberty Properties Inc.	5,218	85,367
PS Business Parks Inc.	4,442	543,656
		629,023

Diversified Support Services – 0.1%
McGrath RentCorp.	8,278	493,286
UniFirst Corp.	5,166	978,285
		1,471,571

Drug Retail – 0.0% *
Rite Aid Corp.	20,062	190,388	(a)

Electric Utilities – 1.4%
Alliant Energy Corp.	21,235	1,096,788
Avangrid Inc.	10,046	506,921
Eversource Energy	59,922	5,006,483
Hawaiian Electric Industries Inc.	18,990	631,228
NextEra Energy Inc.	24,974	6,931,783
OGE Energy Corp.	35,540	1,065,845
Pinnacle West Capital Corp.	20,030	1,493,236
Xcel Energy Inc.	93,128	6,426,763
		23,159,047

Electrical Components & Equipment – 0.5%
Eaton Corporation PLC	59,099	6,029,871
Encore Wire Corp.	1,136	52,733
Generac Holdings Inc.	10,818	2,094,797	(a)
LSI Industries Inc.	8,900	60,075

	Number of Shares	Fair Value
Preformed Line Products Co.	1,090	$53,105
Regal Beloit Corp.	7,234	679,056
		8,969,637

Electronic Components – 0.0% *
Vishay Intertechnology Inc.	9,559	148,834

Electronic Equipment & Instruments – 0.0% *
Badger Meter Inc.	9,656	631,213

Electronic Manufacturing Services – 0.1%
Benchmark Electronics Inc.	8,163	164,484
Jabil Inc.	26,136	895,419
Kimball Electronics Inc.	8,734	100,965	(a)
Plexus Corp.	10,046	709,549	(a)
Sanmina Corp.	8,073	218,375	(a)
		2,088,792

Environmental & Facilities Services – 0.4%
ABM Industries Inc.	10,874	398,641
PICO Holdings Inc.	5,898	52,846	(a)
Republic Services Inc.	37,194	3,472,060
Rollins Inc.	26,244	1,422,162
Waste Management Inc.	9,388	1,062,440
		6,408,149

Fertilizers & Agricultural Chemicals – 0.1%
AgroFresh Solutions Inc.	10,300	25,029	(a)
The Scotts Miracle-Gro Co.	7,119	1,088,566
		1,113,595

Financial Exchanges & Data – 0.2%
Nasdaq Inc.	20,234	2,482,914

Food Distributors – 0.0% *
SpartanNash Co.	12,938	211,536
United Natural Foods Inc.	19,554	290,768	(a)
		502,304

Food Retail – 0.4%
Casey’s General Stores Inc.	6,464	1,148,330
Ingles Markets Inc., Class A	5,249	199,672
Sprouts Farmers Market Inc.	20,835	436,076	(a)
The Kroger Co.	137,066	4,647,908
Village Super Market Inc., Class A	3,100	76,291
Weis Markets Inc.	3,372	161,856
		6,670,133

Gas Utilities – 0.1%
Atmos Energy Corp.	21,504	2,055,567

General Merchandise Stores – 0.8%
Big Lots Inc.	6,900	307,740
Target Corp.	88,607	13,948,514
		14,256,254

Gold – 0.0% *
Gold Resource Corp.	9,304	31,727

Health Care REITs – 0.2%
Community Healthcare Trust Inc.	5,912	276,445
LTC Properties Inc.	9,738	339,467
Medical Properties Trust Inc.	88,195	1,554,878
National Health Investors Inc.	12,006	723,601
New Senior Investment Group Inc.	30,384	121,536
		3,015,927

Healthcare Distributors – 0.7%
AmerisourceBergen Corp.	25,798	2,500,342
Cardinal Health Inc.	52,018	2,442,245
Henry Schein Inc.	25,383	1,492,013	(a)
McKesson Corp.	28,613	4,261,334
Owens & Minor Inc.	22,569	566,708
Patterson Companies Inc.	30,380	732,310
		11,994,952

Healthcare Equipment – 1.5%
Danaher Corp.	76,982	16,576,534
Electromed Inc.	2,400	24,984	(a)
FONAR Corp.	2,100	43,848	(a)
Invacare Corp.	12,702	95,519
Masimo Corp.	8,543	2,016,660	(a)

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Repro-Med Systems Inc.	9,700	$70,034	(a)
ResMed Inc.	25,360	4,347,465
STERIS PLC	14,898	2,624,879
Zynex Inc.	5,674	99,011	(a)
		25,898,934

Healthcare Facilities – 0.1%
Community Health Systems Inc.	31,585	133,289	(a)
Five Star Senior Living Inc.	6,800	34,476	(a)
National HealthCare Corp.	4,462	278,027
Select Medical Holdings Corp.	22,859	475,924	(a)
Surgery Partners Inc.	8,045	176,186	(a)
Tenet Healthcare Corp.	31,626	775,153	(a)
The Ensign Group Inc.	3,985	227,384
		2,100,439

Healthcare Services – 0.2%
Addus HomeCare Corp.	3,717	351,294	(a)
American Renal Associates Holdings Inc.	5,100	35,190	(a)
CorVel Corp.	3,055	260,989	(a)
DaVita Inc.	14,779	1,265,821	(a)
Fulgent Genetics Inc.	3,500	140,140	(a)
InfuSystem Holdings Inc.	4,900	62,818	(a)
Premier Inc., Class A	10,918	358,438
Sharps Compliance Corp.	4,900	30,723	(a)
The Providence Service Corp.	4,301	399,606	(a)
Viemed Healthcare Inc.	12,500	108,000	(a)
		3,013,019

Healthcare Supplies – 0.3%
Atrion Corp.	409	256,034
Meridian Bioscience Inc.	3,260	55,355	(a)
Quidel Corp.	6,570	1,441,327	(a)
Retractable Technologies Inc.	4,500	29,970	(a)
Utah Medical Products Inc.	1,211	96,722
West Pharmaceutical Services Inc.	12,988	3,570,401
		5,449,809

Healthcare Technology – 0.0% *
Computer Programs and Systems Inc.	4,600	127,006
Evolent Health Inc. Class A	3,100	38,471	(a)
NantHealth Inc.	9,200	21,528	(a)
Simulations Plus Inc.	4,537	341,908
		528,913

Heavy Electrical Equipment – 0.0% *
Bloom Energy Corp.	31,000	557,070	(a)

Home Building – 1.0%
Beazer Homes USA Inc.	10,414	137,465	(a)
Century Communities Inc.	10,394	439,978	(a)
D.R. Horton Inc.	58,483	4,423,069
Lennar Corp., Class A	47,870	3,910,022
M/I Homes Inc.	9,719	447,560	(a)
MDC Holdings Inc.	16,700	786,570
Meritage Homes Corp.	5,492	606,262	(a)
NVR Inc.	588	2,400,874	(a)
PulteGroup Inc.	46,613	2,157,716
Toll Brothers Inc.	20,526	998,795
TopBuild Corp.	5,262	898,171	(a)
TRI Pointe Group Inc.	17,855	323,890	(a)
		17,530,372

Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	11,082	166,008
Haverty Furniture Companies Inc.	6,037	126,415
Williams-Sonoma Inc.	13,671	1,236,405
		1,528,828

Home Furnishings – 0.0% *
Ethan Allen Interiors Inc.	2,300	31,142

Hotel & Resort REITs – 0.0% *
Apple Hospitality REIT Inc.	37,304	358,491

	Number of Shares	Fair Value

Household Products – 1.1%
The Clorox Co.	22,376	$4,702,764
The Procter & Gamble Co.	94,781	13,173,611
		17,876,375

Housewares & Specialties – 0.0% *
Lifetime Brands Inc.	4,300	40,635

Human Resource & Employment Services – 0.1%
GP Strategies Corp.	3,900	37,596	(a)
Kelly Services Inc., Class A	11,606	197,766
ManpowerGroup Inc.	10,338	758,086
		993,448

Hypermarkets & Super Centers – 0.9%
Costco Wholesale Corp.	44,283	15,720,465

Independent Power Producers & Energy Traders – 0.0% *
The AES Corp.	16,968	307,290

Industrial Conglomerates – 0.9%
Carlisle Companies Inc.	6,870	840,682
Honeywell International Inc.	84,860	13,968,805
		14,809,487

Industrial Gases – 0.7%
Air Products & Chemicals Inc.	39,143	11,659,134

Industrial Machinery – 0.1%
Gencor Industries Inc.	3,300	36,399	(a)
Hurco Companies Inc.	1,997	56,715
Hyster-Yale Materials Handling Inc.	1,227	45,583
Mueller Industries Inc.	12,846	347,613
Omega Flex Inc.	859	134,622
Snap-on Inc.	9,533	1,402,590
The Eastern Co.	1,634	31,896
The Gorman-Rupp Co.	5,999	176,731
		2,232,149

Industrial REITs – 0.2%
Duke Realty Corp.	65,209	2,406,212
Industrial Logistics Properties Trust	23,300	509,571
		2,915,783

Insurance Brokers – 0.1%
Brown & Brown Inc.	41,894	1,896,541
Goosehead Insurance Inc., Class A	3,573	309,386
		2,205,927

Integrated Telecommunication Services – 0.7%
Alaska Communications Systems Group Inc.	17,900	35,800
AT&T Inc.	428,970	12,229,935
Consolidated Communications Holdings Inc.	26,738	152,139	(a)
		12,417,874

Interactive Home Entertainment – 0.0% *
Electronic Arts Inc.	2,204	287,424	(a)

Interactive Media & Services – 0.1%
comScore Inc.	21,200	43,248	(a)
EverQuote Inc., Class A	3,232	124,885	(a)
Zillow Group Inc.	10,217	1,037,434	(a)
		1,205,567

Internet & Direct Marketing Retail – 0.6%
1-800-Flowers.com Inc., Class A	8,785	219,098	(a)
Amazon.com Inc.	3,114	9,805,145	(a)
CarParts.com Inc.	7,915	85,561	(a)
PetMed Express Inc.	6,973	220,486
Qurate Retail Inc.	67,413	484,026
		10,814,316

Internet Services & Infrastructure – 0.1%
Fastly Inc.	13,923	1,304,307	(a)

Investment Banking & Brokerage – 0.1%
Cowen Inc., Class A	9,727	158,258
Houlihan Lokey Inc.	11,449	676,064
Moelis & Co., Class A	10,134	356,109

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Oppenheimer Holdings Inc., Class A	1,687	$37,654
Stonex Group Inc.	5,826	298,058	(a)
		1,526,143

IT Consulting & Other Services – 0.4%
Amdocs Ltd.	23,590	1,354,302
Booz Allen Hamilton Holding Corp.	23,970	1,989,031
CACI International Inc., Class A	4,374	932,362	(a)
Leidos Holdings Inc.	23,812	2,122,840
ManTech International Corp., Class A	8,822	607,659
Perficient Inc.	9,275	396,413	(a)
PFSweb Inc.	5,700	38,133	(a)
ServiceSource International Inc.	31,100	45,717	(a)
		7,486,457

Leisure Facilities – 0.0% *
RCI Hospitality Holdings Inc.	2,904	59,242

Leisure Products – 0.1%
Escalade Inc.	3,700	67,673
Johnson Outdoors Inc., Class A	1,569	128,485
MasterCraft Boat Holdings Inc.	2,848	49,812	(a)
Nautilus Inc.	10,607	182,016	(a)
Smith & Wesson Brands Inc.	19,500	302,640
Sturm Ruger & Company Inc.	5,500	336,380
Vista Outdoor Inc.	20,900	421,762	(a)
		1,488,768

Life & Health Insurance – 0.4%
Aflac Inc.	125,841	4,574,320
Brighthouse Financial Inc.	16,470	443,208	(a)
FBL Financial Group Inc., Class A	1,325	63,865
Globe Life Inc.	18,623	1,487,978
Independence Holding Co.	1,569	59,167
National Western Life Group Inc., Class A	739	135,067
		6,763,605

Life Sciences Tools & Services – 0.2%
Bio-Rad Laboratories Inc., Class A	3,769	1,942,769	(a)
Luminex Corp.	1,692	44,415
Medpace Holdings Inc.	7,310	816,892	(a)
		2,804,076
Managed Healthcare – 0.3%
Humana Inc.	13,247	5,482,801

Metal & Glass Containers – 0.3%
AptarGroup Inc.	11,467	1,298,064
Berry Global Group Inc.	23,539	1,137,405	(a)
Crown Holdings Inc.	22,931	1,762,477	(a)
Greif Inc., Class A	2,930	106,095
Greif Inc., Class B	1,455	57,443
Silgan Holdings Inc.	13,932	512,280
		4,873,764

Mortgage REITs – 0.2%
AGNC Investment Corp.	98,389	1,368,591
Annaly Capital Management Inc.	205,970	1,466,507
Ares Commercial Real Estate Corp.	9,713	88,777
Capstead Mortgage Corp.	11,800	66,316
Cherry Hill Mortgage Investment Corp.	5,441	48,860
Dynex Capital Inc.	7,878	119,824
Ellington Residential Mortgage REIT	3,100	34,410
KKR Real Estate Finance Trust Inc.	10,426	172,342
Orchid Island Capital Inc.	23,800	119,238
Ready Capital Corp.	277	3,102
		3,487,967

Movies & Entertainment – 0.0% *
Gaia Inc.	4,300	42,269	(a)

Multi-Line Insurance – 0.1%
American Financial Group Inc.	12,894	863,640
Assurant Inc.	10,577	1,283,096
		2,146,736

	Number of Shares	Fair Value

Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	94,105	$20,038,719	(a)
Cannae Holdings Inc.	1,719	64,050	(a)
		20,102,769

Multi-Utilities – 0.5%
Ameren Corp.	43,593	3,447,334
Unitil Corp.	4,000	154,560
WEC Energy Group Inc.	42,963	4,163,115
		7,765,009

Office REITs – 0.1%
Easterly Government Properties Inc.	28,658	642,226
Equity Commonwealth	20,774	553,211
		1,195,437

Oil & Gas Exploration & Production – 0.0% *
EQT Corp.	45,075	582,820

Oil & Gas Refining & Marketing – 0.1%
Green Plains Inc.	10,900	168,732	(a)
Renewable Energy Group Inc.	13,680	730,786	(a)
REX American Resources Corp.	1,971	129,317	(a)
		1,028,835

Oil & Gas Storage & Transportation – 0.0% *
DHT Holdings Inc.	30,042	155,017
Dorian LPG Ltd.	4,448	35,628	(a)
Nordic American Tankers Ltd.	51,683	180,374
		371,019

Other Diversified Financial Services – 0.1%
Alerus Financial Corp.	4,900	96,040
Equitable Holdings Inc.	39,567	721,702
		817,742

Packaged Foods & Meats – 0.4%
B&G Foods Inc.	1,300	36,101
General Mills Inc.	9,999	616,738
Kellogg Co.	44,587	2,879,875
Lancaster Colony Corp.	4,294	767,767
Seneca Foods Corp., Class A	2,388	85,323	(a)
The JM Smucker Co.	19,533	2,256,452
Tootsie Roll Industries Inc.	5,692	175,883
		6,818,139

Paper Packaging – 0.0% *
UFP Technologies Inc.	2,454	101,645	(a)

Paper Products – 0.0% *
Clearwater Paper Corp.	5,800	220,052	(a)
Schweitzer-Mauduit International Inc.	11,179	339,730
		559,782

Pharmaceuticals – 1.2%
Johnson & Johnson	126,204	18,789,252
Prestige Consumer Healthcare Inc.	18,007	655,815	(a)
Revance Therapeutics Inc.	14,081	353,996	(a)
		19,799,063

Property & Casualty Insurance – 1.3%
AMERISAFE Inc.	6,877	394,465
Chubb Ltd.	63,572	7,381,981
Donegal Group Inc., Class A	3,717	52,298
Employers Holdings Inc.	6,016	181,984
First American Financial Corp.	19,253	980,170
James River Group Holdings Ltd.	1,100	48,983
Kinsale Capital Group Inc.	6,745	1,282,764
Loews Corp.	42,610	1,480,697
Markel Corp.	1,618	1,575,447	(a)
NI Holdings Inc.	3,200	54,048	(a)
Old Republic International Corp.	50,317	741,673
Palomar Holdings Inc.	7,300	760,952	(a)
Protective Insurance Corp., Class B	3,090	40,572
Safety Insurance Group Inc.	4,933	340,821
The Allstate Corp.	50,577	4,761,319
The Hanover Insurance Group Inc.	6,764	630,269
Tiptree Inc.	8,500	42,075

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
White Mountains Insurance Group Ltd.	573	$446,367
WR Berkley Corp.	24,760	1,514,074
		22,710,959

Railroads – 0.2%
Kansas City Southern	16,787	3,035,593

Real Estate Operating Companies – 0.0% *
Griffin Industrial Realty Inc.	700	37,415

Real Estate Services – 0.0% *
Realogy Holdings Corp.	41,100	387,984

Regional Banks – 0.2%
1st Constitution Bancorp	3,157	37,568
ACNB Corp.	2,046	42,557
American National Bankshares Inc.	1,088	22,761
Ames National Corp.	3,048	51,481
Arrow Financial Corp.	4,564	114,511
Auburn National Bancorp. Inc.	500	18,130
Bank First Corp.	500	29,350
Bank of Marin Bancorp	2,078	60,179
Cambridge Bancorp	1,554	82,611
CB Financial Services Inc.	1,700	32,436
Chemung Financial Corp.	1,260	36,376
ChoiceOne Financial Services Inc.	2,600	67,652
Citizens & Northern Corp.	4,403	71,505
Citizens Holding Co.	1,700	38,114
City Holding Co.	3,492	201,174
Community Trust Bancorp Inc.	4,118	116,375
County Bancorp Inc.	1,700	31,960
Eagle Bancorp Montana Inc.	2,100	37,002
Evans Bancorp Inc.	1,691	37,625
Fidelity D&D Bancorp Inc.	925	45,057
Financial Institutions Inc.	3,052	47,001
First Business Financial Services Inc.	1,500	21,435
First Capital Inc.	1,089	61,038
First Community Bancshares Inc.	5,065	91,423
First Financial Corp.	3,970	124,658
First Internet Bancorp	3,194	47,048
First Mid Bancshares Inc.	4,106	102,445
First Northwest Bancorp	2,000	19,800
Franklin Financial Services Corp.	1,476	31,557
Guaranty Bancshares Inc.	2,400	59,736
Hawthorn Bancshares Inc.	1,876	35,531
HBT Financial Inc.	3,500	39,270
Investar Holding Corp.	1,700	21,794
Landmark Bancorporation Inc.	1,300	27,755
LCNB Corp.	3,102	42,342
Level One Bancorp Inc.	1,339	20,888
Mackinac Financial Corp.	2,100	20,265
Meridian Corp.	1,900	30,647
Mid Penn Bancorp Inc.	390	6,751
Middlefield Banc Corp.	1,500	28,950
National Bankshares Inc.	2,047	51,850
Nicolet Bankshares Inc.	3,303	180,377	(a)
Northrim BanCorp Inc.	2,001	51,005
Norwood Financial Corp.	2,018	49,078
Oak Valley Bancorp	2,074	23,768
Ohio Valley Banc Corp.	1,326	27,395
Orrstown Financial Services Inc.	1,744	22,323
Park National Corp.	3,520	288,499
Parke Bancorp Inc.	3,269	39,032
PCB Bancorp	1,900	16,701
Penns Woods Bancorp Inc.	1,518	30,132
Peoples Bancorp of North Carolina Inc.	1,500	23,145
Premier Financial Bancorp Inc.	4,506	48,665
Republic Bancorp Inc., Class A	1,586	44,662
Select Bancorp Inc.	3,457	24,856	(a)
Shore Bancshares Inc.	4,270	46,885
Stock Yards Bancorp Inc.	5,600	190,624
The Bancorp Inc.	7,674	66,303	(a)
The Community Financial Corp.	1,100	23,485
		3,303,543

	Number of Shares	Fair Value

Renewable Electricity – 0.0% *
Sunnova Energy International Inc.	19,000	$577,790	(a)

Research & Consulting Services – 0.2%
CBIZ Inc.	17,246	394,416	(a)
CRA International Inc.	2,654	99,445
Exponent Inc.	17,497	1,260,309
FTI Consulting Inc.	6,462	684,778	(a)
Resources Connection Inc.	7,994	92,331
		2,531,279

Residential REITs – 0.0% *
Bluerock Residential Growth REIT Inc.	6,000	45,480
BRT Apartments Corp.	2,877	33,891
		79,371

Restaurants – 0.0% *
El Pollo Loco Holdings Inc.	6,600	106,920	(a)
The Cheesecake Factory Inc.	2,084	57,810
Wingstop Inc.	736	100,575
		265,305

Retail REITs – 0.0% *
Getty Realty Corp.	12,237	318,284

Semiconductor Equipment – 1.6%
Amkor Technology Inc.	33,518	375,402	(a)
Applied Materials Inc.	161,015	9,572,342
KLA Corp.	27,508	5,329,400
Lam Research Corp.	25,719	8,532,278
Photronics Inc.	22,664	225,733	(a)
Teradyne Inc.	29,238	2,323,251
Ultra Clean Holdings Inc.	14,263	306,084	(a)
		26,664,490

Semiconductors – 0.3%
Alpha & Omega Semiconductor Ltd.	5,932	76,048	(a)
Cirrus Logic Inc.	10,339	697,366	(a)
Diodes Inc.	13,567	765,857	(a)
DSP Group Inc.	2,300	30,314	(a)
Skyworks Solutions Inc.	20,534	2,987,697
		4,557,282

Specialized Consumer Services – 0.0% *
Collectors Universe Inc.	3,205	158,615

Specialized Finance – 0.0% *
A-Mark Precious Metals Inc.	1,700	57,324
NewStar Financial Inc.	492	42
		57,366

Specialized REITs – 0.1%
Farmland Partners Inc.	8,941	59,547
Gladstone Land Corp.	7,000	105,140
Life Storage Inc.	8,345	878,478
		1,043,165

Specialty Chemicals – 0.0% *
FutureFuel Corp.	9,512	108,152
NewMarket Corp.	1,185	405,649
		513,801

Specialty Stores – 0.3%
Dick’s Sporting Goods Inc.	10,925	632,339
Hibbett Sports Inc.	5,887	230,888	(a)
MarineMax Inc.	7,409	190,189	(a)
Sportsman’s Warehouse Holdings Inc.	15,327	219,329	(a)
Tractor Supply Co.	20,434	2,929,010
		4,201,755

Steel – 0.1%
Reliance Steel & Aluminum Co.	11,280	1,151,011
Warrior Met Coal Inc.	14,517	247,951
		1,398,962

Systems Software – 1.0%
Microsoft Corp.	71,075	14,949,205
Nortonlifelock Inc.	97,251	2,026,711
		16,975,916

Technology Distributors – 0.2%
Arrow Electronics Inc.	13,581	1,068,281	(a)

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Insight Enterprises Inc.	11,651	$659,214	(a)
PC Connection Inc.	3,999	164,199
ScanSource Inc.	8,656	171,648	(a)
SYNNEX Corp.	7,309	1,023,699
		3,087,041

Technology Hardware, Storage & Peripherals – 2.1%
Apple Inc.	305,293	35,355,982

Thrifts & Mortgage Finance – 0.1%
Capitol Federal Financial Inc.	47,569	440,727
ESSA Bancorp Inc.	3,301	40,701
FS Bancorp Inc.	1,163	47,683
Luther Burbank Corp.	6,609	55,185
Merchants Bancorp	3,100	61,101
MMA Capital Holdings Inc.	1,600	36,016	(a)
Mr Cooper Group Inc.	27,460	612,907	(a)
Northwest Bancshares Inc.	32,400	298,080
Provident Financial Holdings Inc.	1,700	20,230
Standard AVB Financial Corp.	1,300	42,445
Territorial Bancorp Inc.	2,684	54,297
Timberland Bancorp Inc.	1,147	20,646
TrustCo Bank Corp.	31,894	166,487
Waterstone Financial Inc.	8,363	129,543
Western New England Bancorp Inc.	3,300	18,579
		2,044,627

Tobacco – 0.0% *
Vector Group Ltd.	49,296	477,678

Trading Companies & Distributors – 0.1%
CAI International Inc.	5,838	160,720
Foundation Building Materials Inc.	7,316	115,007	(a)
Rush Enterprises Inc., Class A	1,100	55,594
Rush Enterprises Inc., Class B	1,579	69,950
Transcat Inc.	2,507	73,455	(a)
Watsco Inc.	5,810	1,353,091
		1,827,817

Trucking – 0.3%
Avis Budget Group Inc.	6,900	181,608	(a)
Daseke Inc.	16,300	87,531	(a)
Heartland Express Inc.	15,667	291,406
Landstar System Inc.	6,785	851,450
Marten Transport Ltd.	19,904	324,833
Old Dominion Freight Line Inc.	17,268	3,124,127
Saia Inc.	625	78,838	(a)
U.S. Xpress Enterprises Inc., Class A	7,600	62,776	(a)
Werner Enterprises Inc.	18,850	791,511
		5,794,080

Wireless Telecommunication Services – 0.7%
Spok Holdings Inc.	6,300	59,913
T-Mobile US Inc.	97,506	11,150,786	(a)
Telephone & Data Systems Inc.	17,830	328,785
		11,539,484

Total Domestic Equity (Cost $501,904,914)		590,857,171
Foreign Equity – 23.2%

Common Stock – 22.9%

Agricultural Products – 0.1%
Beijing Dabeinong Technology Group Company Ltd.	32,600	42,994
Wilmar International Ltd.	353,206	1,146,763
		1,189,757

Air Freight & Logistics – 0.1%
SG Holdings Company Ltd.	8,300	428,646
Yamato Holdings Company Ltd.	56,700	1,483,452
ZTO Express Cayman Inc., ADR ADR	4,104	122,792
		2,034,890

	Number of Shares	Fair Value

Airlines – 0.0% *
Deutsche Lufthansa AG	16,148	$139,369	(a)
Japan Airlines Company Ltd.	20,414	380,522	(a)
		519,891

Alternative Carriers – 0.0% *
Iliad S.A.	2,720	499,026

Apparel Retail – 0.0% *
ABC-Mart Inc.	5,598	291,287
Shimamura Company Ltd.	4,100	398,044
		689,331

Apparel, Accessories & Luxury Goods – 0.1%
FF Group	1,860	—	(a,b)
Li Ning Company Ltd.	9,319	43,849
Pandora A/S	18,319	1,321,939
The Swatch Group AG	9,675	436,772
		1,802,560

Application Software – 0.0% *
Sapiens International Corp. N.V.	1,300	39,754

Asset Management & Custody Banks – 0.1%
China Cinda Asset Management Company Ltd., Class H	1,142,000	213,664
CI Financial Corp.	38,416	485,754
IGM Financial Inc.	14,259	325,905
Schroders PLC	8,501	295,798
		1,321,121

Auto Parts & Equipment – 0.4%
Aisin Seiki Company Ltd.	28,300	898,370
Faurecia S.A.	13,936	600,806	(a)
Fuyao Glass Industry Group Company Ltd., Class H	67,743	249,683	(c)
Huayu Automotive Systems Co. Ltd., Class A	25,278	93,284
Magna International Inc.	52,248	2,383,283
Ningbo Tuopu Group Company Ltd.	8,200	48,333
Sumitomo Electric Industries Ltd.	138,066	1,553,296
Toyoda Gosei Company Ltd.	11,965	274,559
		6,101,614

Automobile Manufacturers – 0.1%
BAIC Motor Corporation Ltd., Class H	219,201	89,690	(c)
Chongqing Changan Automobile Co. Ltd., Class A	31,341	62,284	(a)
Ford Otomotiv Sanayi A/S	9,392	106,668
Great Wall Motor Company Ltd., Class H	401,496	512,158
Kia Motors Corp.	30,211	1,211,519
NIO Inc. ADR	19,200	407,424	(a)
		2,389,743

Automotive Retail – 0.0% *
Hotai Motor Company Ltd.	8,863	198,386

Banks – 0.0% *
Agricultural Bank of China Ltd., Class A	578,970	270,880
Bank of China Ltd.	272,900	128,683
China Common Rich Renewable Energy Investments Ltd.	64,000	—	(b)
China Everbright Bank Co. Ltd., Class A	309,340	166,699
		566,262

Biotechnology – 0.0% *
Hualan Biological Engineering Inc.,Class A	14,644	123,346
XBiotech Inc.	5,288	100,948	(a)
		224,294

Brewers – 0.0% *
Tsingtao Brewery Company Ltd., Class H	14,924	122,123

Building Products – 0.3%
Alpha Pro Tech Ltd.	4,400	65,032	(a)
China Lesso Group Holdings Ltd.	145,512	264,271
Trane Technologies PLC	39,048	4,734,570
		5,063,873

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Cable & Satellite – 0.0% *
Cyfrowy Polsat S.A.	36,311	$254,072	(a)
Megacable Holdings SAB de C.V.	30,483	87,862
		341,934

Casinos & Gaming – 0.3%
Flutter Entertainment PLC	28,234	4,481,737	(a)

Coal & Consumable Fuels – 0.1%
China Shenhua Energy Company Ltd., Class H	297,689	534,307
Washington H Soul Pattinson & Company Ltd.	17,337	292,142
		826,449

Commercial Printing – 0.1%
Dai Nippon Printing Company Ltd.	11,247	227,833
Toppan Printing Company Ltd.	48,166	680,403
		908,236

Commodity Chemicals – 0.2%
Advanced Petrochemical Co.	14,196	224,101
Berger Paints India Ltd.	31,195	247,212
Kumho Petrochemical Company Ltd.	1,942	182,185
LG Chem Ltd.	1,788	998,008
Lomon Billions Group Company Ltd.	13,200	45,301
Mitsui Chemicals Inc.	9,400	225,892
Tosoh Corp.	47,782	775,311
		2,698,010

Communications Equipment – 0.0% *
BYD Electronic International Company Ltd.	87,479	443,960

Computer & Electronics Retail – 0.0% *
Yamada Denki Company Ltd.	133,314	664,418

Construction & Engineering – 0.2%
Bouygues S.A.	41,398	1,430,808
China Communications Services Corporation Ltd., Class H	320,985	189,497
China Railway Construction Corp. Ltd.,Class A	92,344	113,282
China Railway Construction Corporation Ltd., Class H	182,450	126,202
Eiffage S.A.	14,499	1,183,534	(a)
Obayashi Corp.	33,800	305,875
Skanska AB, Class B	35,242	744,749	(a)
		4,093,947

Construction Machinery & Heavy Trucks – 0.1%
Hino Motors Ltd.	49,087	318,315
Weichai Power Company Ltd., Class H	132,963	269,046
Yangzijiang Shipbuilding Holdings Ltd.	475,000	344,480
Zoomlion Heavy Industry Science and Technology Company Ltd.	176,480	170,513
		1,102,354

Construction Materials – 0.0% *
Anhui Conch Cement Co. Ltd.,Class A	18,469	151,257
Anhui Conch Cement Company Ltd., Class H	32,581	225,667
Beijing Oriental Yuhong Waterproof Technology Company Ltd.	12,200	96,898
China National Building Material Company Ltd., Class H	149,243	190,203
		664,025

Consumer Electronics – 0.0% *
TCL Technology Group Corp., Class A	108,668	99,202

Consumer Finance – 0.0% *
Isracard Ltd.	—	1
Samsung Card Company Ltd.	3,877	93,605
		93,606

Copper – 0.0% *
Jiangxi Copper Company Ltd., Class H	158,160	177,847

Diversified Banks – 0.8%
Agricultural Bank of China Ltd., Class H	3,411,972	1,070,530

	Number of Shares	Fair Value
Bancolombia S.A.	33,120	$208,635
Bank Hapoalim BM	123,823	662,625
Bank Leumi Le-Israel BM	212,762	938,134
Bank of China Ltd., Class H	165,868	51,589
Bank of Communications Company Ltd., Class H	1,133,506	546,322
Banque Saudi Fransi	12,881	111,334
China CITIC Bank Corporation Ltd., Class H	1,155,833	447,935
China Everbright Bank Company Ltd., Class H	424,560	134,269
China Minsheng Banking Corporation Ltd., Class H	754,163	396,274
Credit Agricole S.A.	211,221	1,843,195	(a)
Danske Bank A/S	72,168	978,877	(a)
Dubai Islamic Bank PJSC	150,289	177,226
First Financial Holding Company Ltd.	306,608	218,804
Hong Leong Financial Group Bhd	30,699	105,944
Industrial & Commercial Bank of China Ltd., Class H	1,038,570	540,990
Industrial Bank of Korea	33,099	226,103
Krung Thai Bank PCL NVDR	77	21
MCB Bank Ltd.	55,508	58,210
Mega Financial Holding Company Ltd.	682,172	658,404
Moneta Money Bank A/S	68,386	156,894	(c)
Postal Savings Bank of China Company Ltd., Class H	437,139	184,152	(c)
Qatar International Islamic Bank QSC	99,262	229,126
RHB Bank Bhd	107,033	117,854
Royal Bank of Canada	34,556	2,418,597
SinoPac Financial Holdings Company Ltd.	1,016,141	383,148
Taiwan Cooperative Financial Holding Company Ltd.	623,566	422,149
Turkiye Is Bankasi A/S , Class C	210,778	146,277	(a)
VTB Bank PJSC GDR	228,583	190,565	(a)
		13,624,183

Diversified Capital Markets – 0.0% *
Banco BTG Pactual S.A.	29,652	383,246
China Everbright Ltd.	120,000	160,103
		543,349

Diversified Chemicals – 0.1%
Daicel Corp.	42,496	306,104
Mitsubishi Gas Chemical Companies Inc.	29,037	539,856
		845,960

Diversified Metals & Mining – 0.1%
Boliden AB	40,063	1,189,471
Ferroglobe PLC	1,316	—	(b)
Grupo Mexico SAB de C.V., Class B	78,539	200,121
Korea Zinc Company Ltd.	1,100	355,017
MMC Norilsk Nickel PJSC ADR	20,550	495,731
		2,240,340

Diversified Real Estate Activities – 0.1%
Aldar Properties PJSC	498,920	275,354
Hang Lung Properties Ltd.	372,000	948,072
Kerry Properties Ltd.	120,706	310,438
Nomura Real Estate Holdings Inc.	21,196	403,137
Shenzhen Investment Ltd.	400,338	117,542
		2,054,543

Drug Retail – 0.1%
Clicks Group Ltd.	32,202	429,225
Cosmos Pharmaceutical Corp.	3,700	643,372
Sundrug Company Ltd.	8,900	334,393
Welcia Holdings Company Ltd.	17,244	755,742
		2,162,732

Education Services – 0.1%
GSX Techedu Inc.,ADR ADR	10,002	901,280	(a)
Koolearn Technology Holding Ltd.	26,118	112,218	(a,c)
		1,013,498

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Electric Utilities – 0.8%
CLP Holdings Ltd.	224,326	$2,094,602
Elia Group S.A.	5,675	567,419
Endesa S.A.	58,169	1,556,171
Enel Americas S.A.	718,825	93,098
Enel S.p.A.	20,430	177,279
HK Electric Investments & HK Electric Investments Ltd.	487,369	503,879
Hydro One Ltd.	60,401	1,276,074	(c)
Inter Rao UES PJSC	4,890,226	353,338	(a)
Interconexion Electrica S.A. ESP	20,787	109,912
Mercury NZ Ltd.	125,258	423,493
Red Electrica Corporacion S.A.	72,352	1,357,219
SSE PLC	169,576	2,644,321
Terna Rete Elettrica Nazionale S.p.A.	62,618	438,201
The Chugoku Electric Power Company Inc.	53,400	667,239
Tohoku Electric Power Company Inc.	78,600	787,251
		13,049,496

Electrical Components & Equipment – 0.1%
WEG S.A.	108,671	1,266,699

Electronic Components – 0.2%
Hirose Electric Company Ltd.	5,974	771,398
Kingboard Laminates Holdings Ltd.	144,131	199,492
Lens Technology Co. Ltd., Class A	22,760	108,928
Omron Corp.	30,397	2,375,159
Zhen Ding Technology Holding Ltd.	75,598	331,827
		3,786,804

Electronic Equipment & Instruments – 0.1%
Halma PLC	60,712	1,837,705

Electronic Manufacturing Services – 0.1%
Fabrinet	12,019	757,558	(a)
GoerTek Inc., Class A	26,024	156,158
Venture Corporation Ltd.	50,600	713,167
Wingtech Technology Company Ltd.	7,300	125,706
		1,752,589

Environmental & Facilities Services – 0.1%
A-Living Services Company Ltd., Class H	56,065	286,841	(c)
Country Garden Services Holdings Company Ltd.	124,058	805,697
		1,092,538

Fertilizers & Agricultural Chemicals – 0.0% *
Saudi Arabian Fertilizer Co.	10,648	232,994

Financial Exchanges & Data – 0.2%
ASX Ltd.	35,438	2,073,351
Moscow Exchange Micex Pj	174,230	328,790	(a)
Singapore Exchange Ltd.	147,336	993,695
		3,395,836

Food Distributors – 0.0% *
The SPAR Group Ltd.	24,942	283,588

Food Retail – 0.8%
BIM Birlesik Magazalar A/S	42,060	378,027
George Weston Ltd.	14,100	1,033,525
J Sainsbury PLC	324,779	801,166
Jeronimo Martins SGPS S.A.	46,188	742,847
Koninklijke Ahold Delhaize N.V.	201,321	5,951,646
Loblaw Companies Ltd.	32,890	1,716,953
Metro Inc.	46,422	2,220,402
WM Morrison Supermarkets PLC	442,265	972,586
		13,817,152

Footwear – 0.1%
ANTA Sports Products Ltd.	87,682	915,092

Forest Products – 0.1%
Svenska Cellulosa AB SCA, Class B	111,414	1,528,422	(a)

Gas Utilities – 0.2%
Enagas S.A.	41,782	964,207

	Number of Shares	Fair Value
Petronas Gas Bhd	61,349	$243,267
Snam S.p.A.	372,924	1,918,190
		3,125,664

General Merchandise Stores – 0.4%
Wesfarmers Ltd.	207,364	6,632,859

Gold – 0.0% *
Caledonia Mining Corporation PLC	4,000	67,960
Polymetal International PLC	19,765	431,704
		499,664
Healthcare Distributors – 0.1%
Alfresa Holdings Corp.	34,578	756,889
Medipal Holdings Corp.	33,705	675,446
Suzuken Company Ltd.	3,348	127,628
		1,559,963

Healthcare Equipment – 0.1%
AK Medical Holdings Ltd.	52,235	134,431	(c)
BioMerieux	976	153,135
Fisher & Paykel Healthcare Corporation Ltd.	52,632	1,160,651
		1,448,217

Healthcare Services – 0.1%
Sonic Healthcare Ltd.	83,013	1,972,701

Healthcare Supplies – 0.0% *
Autobio Diagnostics Co. Ltd., Class A	2,332	55,590
Supermax Corporation BHD	127,100	257,534	(a)
Top Glove Corporation BHD	130,200	260,055
		573,179

Home Building – 0.5%
Barratt Developments PLC	186,583	1,146,433
Berkeley Group Holdings PLC	23,061	1,259,505
Iida Group Holdings Company Ltd.	27,038	546,903
Persimmon PLC	58,649	1,872,598
Sekisui House Ltd.	113,276	2,006,096
Taylor Wimpey PLC	607,010	850,386
		7,681,921

Home Improvement Retail – 0.1%
Kingfisher PLC	388,034	1,489,148

Household Appliances – 0.0% *
Rinnai Corp.	6,662	649,419

Household Products – 0.1%
Hindustan Unilever Ltd.	39,204	1,101,738

Human Resource & Employment Services – 0.1%
Randstad N.V.	21,835	1,138,791	(a)

Hypermarkets & Super Centers – 0.2%
Abdullah Al Othaim Markets Co.	5,711	197,637
Aeon Company Ltd.	63,400	1,704,463
Carrefour S.A.	23,315	372,616
Sun Art Retail Group Ltd.	309,007	343,079
Wal-Mart de Mexico SAB de C.V.	200,365	481,495
		3,099,290

Independent Power Producers & Energy Traders – 0.1%
Colbun S.A.	652,430	105,092
Uniper SE	36,889	1,190,948
		1,296,040

Industrial Conglomerates – 0.1%
CJ Corp.	627	43,538
Hanwha Corp.	5,339	114,796
Shanghai Industrial Holdings Ltd.	58,321	78,027
Sime Darby Bhd	355,295	213,377
SK Holdings Company Ltd.	3,269	551,951
		1,001,689

Industrial Gases – 0.6%
Air Liquide S.A.	6,609	1,047,769
Linde PLC	41,236	9,819,529
		10,867,298

Industrial Machinery – 0.7%
Airtac International Group	10,260	233,403
Atlas Copco AB, Class B	71,407	2,982,041

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Haitian International Holdings Ltd.	18,655	$43,425
Kone Oyj, Class B	56,174	4,933,114
Kurita Water Industries Ltd.	18,107	598,406
Makita Corp.	3,800	180,764
Schindler Holding AG	3,689	1,003,692
SKF AB, Class B	69,721	1,439,324
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	28,916	95,629
		11,509,798

Industrial REITs – 0.2%
Mapletree Logistics Trust	489,700	731,806
Segro PLC	218,985	2,636,658
		3,368,464

Integrated Oil & Gas – 0.2%
Gazprom PJSC ADR	259,922	1,131,165
LUKOIL PJSC ADR	16,584	958,239
LUKOIL PJSC ADR	2,633	151,160
Surgutneftegas PJSC ADR	95,621	421,053
Total SE	29,697	1,020,045
		3,681,662

Integrated Telecommunication Services – 0.8%
BCE Inc.	28,305	1,170,131
Chunghwa Telecom Company Ltd.	396,473	1,465,251
HKT Trust & HKT Ltd.	693,815	920,911
Nippon Telegraph & Telephone Corp.	236,717	4,829,996
PCCW Ltd.	781,579	467,561
Spark New Zealand Ltd.	337,817	1,053,215
Swisscom AG	4,763	2,529,554
Telstra Corporation Ltd.	318,540	638,242
TELUS Corp.	76,901	1,348,898
		14,423,759

Interactive Home Entertainment – 0.1%
Bilibili Inc. ADR	15,300	636,480	(a)
NetEase Inc. ADR	373	169,592
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	16,976	99,775
		905,847

Interactive Media & Services – 0.3%
NAVER Corp.	3,152	800,990
Tencent Holdings Ltd.	47,196	3,187,798
Yandex N.V.	3,397	221,121	(a)
Z Holdings Corp.	238,671	1,593,202
		5,803,111

Internet & Direct Marketing Retail – 0.5%
Alibaba Group Holding Ltd. ADR	16,913	4,972,084	(a)
JD.com Inc. ADR	32,700	2,537,847	(a)
Naspers Ltd., Class N	1,923	341,073
Pinduoduo Inc. ADR	3,171	235,129	(a)
Vipshop Holdings Ltd. ADR	57,259	895,531	(a)
		8,981,664

Internet Services & Infrastructure – 0.5%
Shopify Inc., Class A	7,641	7,789,387	(a)

Investment Banking & Brokerage – 0.0% *
CSC Financial Company Ltd.	11,000	80,754
Samsung Securities Company Ltd.	2,879	75,234
		155,988

IT Consulting & Other Services – 1.3%
Accenture PLC, Class A	70,727	15,983,595
Fujitsu Ltd.	1,900	259,414
HCL Technologies Ltd.	22,859	252,023
Infosys Ltd.	98,761	1,357,978
Itochu Techno-Solutions Corp.	17,532	664,674
NEC Corp.	45,341	2,650,531
Nomura Research Institute Ltd.	58,560	1,723,207
		22,891,422

Leisure Facilities – 0.0% *
Songcheng Performance Development Co. Ltd., Class A	20,987	56,689

	Number of Shares	Fair Value

Life & Health Insurance – 0.7%
Bupa Arabia for Cooperative Insurance Co.	8,029	$263,229	(a)
CNP Assurances	31,541	395,631	(a)
Great-West Lifeco Inc.	51,007	993,601
iA Financial Corporation Inc.	19,654	681,986
ICICI Prudential Life Insurance Company Ltd.	46,118	263,869	(c)
Japan Post Insurance Company Ltd.	41,400	647,696
Legal & General Group PLC	498,041	1,212,724
Momentum Metropolitan Holdings	123,750	114,996
NN Group N.V.	53,005	1,992,111
Poste Italiane S.p.A.	95,814	849,229	(c)
Power Corporation of Canada	102,840	2,008,681
Sun Life Financial Inc.	34,355	1,395,547
T&D Holdings Inc.	98,900	967,164
		11,786,464

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	10,313	426,965
Sartorius Stedim Biotech	5,064	1,748,203
WuXi AppTec Company Ltd., Class H	14,756	213,384	(c)
		2,388,552

Managed Healthcare – 0.0% *
Triple-S Management Corp., Class B	8,259	147,588	(a)

Marine – 0.2%
China COSCO Holdings Company Ltd., Class H	334,000	163,337	(a)
Costamare Inc.	18,522	112,429
Kuehne + Nagel International AG	9,887	1,924,597
MISC Bhd	173,391	313,728
		2,514,091

Marine Ports & Services – 0.0% *
Kamigumi Company Ltd.	16,818	331,200
Westports Holdings Bhd	30,688	28,704
		359,904

Motorcycle Manufacturers – 0.0% *
Bajaj Auto Ltd.	7,783	304,253

Movies & Entertainment – 0.0% *
Eros STX Global Corp.	27,079	59,845	(a)

Multi-Line Insurance – 1.1%
Allianz SE	28,958	5,558,850
Assicurazioni Generali S.p.A.	201,069	2,834,434
Baloise Holding AG	4,591	677,599
BB Seguridade Participacoes S.A.	90,623	390,214
China Pacific Insurance Group Company Ltd., Class H	345,495	986,743
Gjensidige Forsikring ASA	36,701	742,519
Mapfre S.A.	184,258	289,125
Porto Seguro S.A.	12,967	111,002
Sul America S.A.	37,774	265,590
Watford Holdings Ltd.	1,300	29,822	(a)
Zurich Insurance Group AG	19,257	6,732,015
		18,617,913

Multi-Sector Holdings – 0.4%
EXOR N.V.	19,874	1,078,999
Groupe Bruxelles Lambert S.A.	18,451	1,663,676
Haci Omer Sabanci Holding A/S	44,652	48,087
Industrivarden AB, Class C	29,365	781,434	(a)
Kinnevik AB	44,485	1,812,453
L E Lundbergforetagen AB, Class B	13,953	689,855	(a)
Sofina S.A.	2,834	773,833
		6,848,337

Oil & Gas Exploration & Production – 0.0% *
Oil & Gas Development Company Ltd.	86,338	53,829

Oil & Gas Refining & Marketing – 0.0% *
Cosan S.A.	21,147	256,363

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Oil & Gas Storage & Transportation – 0.0% *
Petronet LNG Ltd.	76,901	$230,410
SFL Corporation Ltd.	27,621	206,881
		437,291

Other Diversified Financial Services – 0.1%
M&G PLC	478,100	984,566

Packaged Foods & Meats – 0.4%
Angel Yeast Company Ltd.	6,400	57,518
China Huishan Dairy Holdings Company Ltd.	55,000	—	(b)
Chocoladefabriken Lindt & Spruengli AG	200	1,692,421
CJ CheilJedang Corp.	1,072	361,839
Dali Foods Group Company Ltd.	274,798	168,300	(c)
Henan Shuanghui Investment & Development Co. Ltd.	22,200	173,733
Indofood Sukses Makmur Tbk PT	568,551	274,215
Nestle India Ltd.	1,924	415,215
Nestle Malaysia Bhd	1,839	62,610
NH Foods Ltd.	15,130	675,877
Orkla ASA	112,281	1,129,669
PPB Group Bhd	62,168	284,644
QL Resources Bhd	89,390	211,153
Standard Foods Corp.	55,033	116,095
Toyo Suisan Kaisha Ltd.	16,290	859,683
Yihai International Holding Ltd.	16,180	254,141	(a)
		6,737,113

Paper Products – 0.0% *
Lee & Man Paper Manufacturing Ltd.	148,310	107,914
Nine Dragons Paper Holdings Ltd.	148,310	187,248
		295,162

Personal Products – 0.4%
Dabur India Ltd.	68,650	475,859
Hengan International Group Company Ltd.	66,693	488,200
L’Oreal S.A.	17,296	5,629,580
		6,593,639

Pharmaceuticals – 1.0%
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,866	72,707
Aurobindo Pharma Ltd.	3,715	40,229
CanSino Biologics Inc., Class H	3,545	75,574	(a,c)
China Medical System Holdings Ltd.	182,823	202,299
CSPC Pharmaceutical Group Ltd.	111,898	218,432
Novo Nordisk A/S, Class B	53,554	3,711,723
Orion Oyj, Class B	12,058	546,401
Richter Gedeon Nyrt	5,550	117,267
Roche Holding AG	27,667	9,500,794
UCB S.A.	17,499	1,987,765
		16,473,191

Precious Metals & Minerals – 0.0% *
Impala Platinum Holdings Ltd.	25,466	222,195

Property & Casualty Insurance – 0.3%
Admiral Group PLC	35,146	1,187,558
Direct Line Insurance Group PLC	250,929	876,829
Hyundai Marine & Fire Insurance Company Ltd.	8,375	160,216
Intact Financial Corp.	25,712	2,744,538
		4,969,141

Real Estate Development – 0.2%
China Overseas Land & Investment Ltd.	76,511	193,266
China Resources Land Ltd.	25,440	116,028
China Vanke Company Ltd., Class H	8,093	24,877
Jinke Properties Group Company Ltd.	41,500	55,343
KWG Group Holdings Ltd.	164,500	280,605
Land & Houses PCL NVDR	442,602	95,389
Longfor Group Holdings Ltd.	232,662	1,318,313	(c)
Pacific Century Premium Developments Ltd.	78,255	20,635	(a)

	Number of Shares	Fair Value
Shanghai Industrial Urban Development Group Ltd.	11,664	$1,122
Shimao Group Holdings Ltd.	156,520	652,997
Yuexiu Property Company Ltd.	932,167	182,994
Yuzhou Group Holdings Company Ltd.	257,426	102,515
		3,044,084

Real Estate Operating Companies – 0.3%
Deutsche Wohnen SE	62,851	3,146,349
Swiss Prime Site AG	13,919	1,267,283
		4,413,632

Regional Banks – 0.1%
Bank of Chengdu Company Ltd.	28,100	40,910
Bank of Hangzhou Co. Ltd., Class A	47,665	82,989
Bank of Ningbo Company Ltd.	46,700	216,630
Banque Cantonale Vaudoise	5,539	564,300
Chongqing Rural Commercial Bank Company Ltd., Class H	319,498	118,103
Mebuki Financial Group Inc.	170,500	384,526
Popular Inc.	14,712	533,604
		1,941,062

Reinsurance – 0.6%
Hannover Rueck SE	11,040	1,709,404
Muenchener Rueckversicherungs-Gesellschaft AG	25,405	6,459,495
RenaissanceRe Holdings Ltd.	8,075	1,370,650
		9,539,549

Renewable Electricity – 0.1%
Engie Brasil Energia S.A.	27,279	195,284
Meridian Energy Ltd.	235,116	772,624
		967,908

Research & Consulting Services – 0.2%
Thomson Reuters Corp.	31,908	2,538,307

Restaurants – 0.0% *
Saudi Airlines Catering Co.	5,377	118,409

Retail REITs – 0.0% *
Mapletree Commercial Trust	372,446	535,025

Security & Alarm Services – 0.0% *
S-1 Corp.	2,288	171,563

Semiconductor Equipment – 0.1%
Xinyi Solar Holdings Ltd.	522,899	833,637

Semiconductors – 0.4%
ASMedia Technology Inc.	2,000	100,476
Novatek Microelectronics Corp.	74,447	686,718
Phison Electronics Corp.	18,611	171,638
Realtek Semiconductor Corp.	12,040	154,333
Sanan Optoelectronics Co. Ltd.	32,740	118,866
Semiconductor Manufacturing International Corp.	88,613	207,457	(a)
Silergy Corp.	6,529	387,084
STMicroelectronics N.V.	60,408	1,853,030
Taiwan Semiconductor Manufacturing Company Ltd.	244,350	3,676,018
Tianshui Huatian Technology Co. Ltd., Class A	22,013	44,700
Vanguard International Semiconductor Corp.	58,330	195,134
		7,595,454

Soft Drinks – 0.0% *
Fraser & Neave Holdings Bhd	18,942	146,552
Osotspa PCL	100,459	111,350
		257,902

Specialty Chemicals – 0.2%
Croda International PLC	14,588	1,178,710
EMS-Chemie Holding AG	511	459,691
Evonik Industries AG	16,474	426,238
Givaudan S.A.	280	1,209,905
JSR Corp.	37,461	889,830
		4,164,374

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Specialty Stores – 0.0% *
Jarir Marketing Co.	7,615	$381,234

Steel – 0.3%
Fortescue Metals Group Ltd.	311,407	3,660,971
Magnitogorsk Iron & Steel Works PJSC GDR	23,007	149,750
Maruichi Steel Tube Ltd.	9,642	241,242
Severstal PAO GDR	10,150	128,866
voestalpine AG	21,342	563,101
		4,743,930

Systems Software – 0.1%
Check Point Software Technologies Ltd.	7,300	878,482	(a)
Oracle Corporation Japan	7,037	759,365
		1,637,847

Technology Distributors – 0.0% *
Synnex Technology International Corp.	178,875	256,316
WPG Holdings Ltd.	206,172	278,015
		534,331

Technology Hardware, Storage & Peripherals – 0.5%
Asustek Computer Inc.	7,053	62,054
Brother Industries Ltd.	7,500	119,232
Chicony Electronics Company Ltd.	78,682	229,701
Compal Electronics Inc.	542,308	358,656
FUJIFILM Holdings Corp.	65,954	3,248,992
Inventec Corp.	227,249	177,025
Lite-On Technology Corp.	211,962	339,500
Pegatron Corp.	253,244	562,305
Quanta Computer Inc.	374,759	984,097
Samsung Electronics Company Ltd.	31,828	1,580,073
Wistron Corp.	368,203	381,852
		8,043,487

Textiles – 0.0% *
Formosa Taffeta Company Ltd.	101,712	110,358

Tires & Rubber – 0.4%
Bridgestone Corp.	97,909	3,092,913
Cie Generale des Etablissements Michelin SCA	31,047	3,333,389
Sumitomo Rubber Industries Ltd.	29,231	271,363
The Yokohama Rubber Company Ltd.	20,310	288,943
		6,986,608

Tobacco – 0.0% *
British American Tobacco PLC	3,811	136,965

Trading Companies & Distributors – 0.6%
Ferguson PLC	41,234	4,157,275
ITOCHU Corp.	246,320	6,303,344
Marubeni Corp.	94,443	535,861
		10,996,480

Trucking – 0.0% *
Nippon Express Company Ltd.	13,200	768,009

Wireless Telecommunication Services – 0.7%
China Mobile Ltd.	149,336	958,636
Intouch Holdings PCL	300,352	487,534
KDDI Corp.	162,862	4,093,709
NTT DOCOMO Inc.	137,191	5,038,129
SK Telecom Company Ltd.	768	156,120
Taiwan Mobile Company Ltd.	141,963	474,481
Vodacom Group Ltd.	83,210	612,764
		11,821,373

Total Common Stock (Cost $363,338,827)		390,838,207
Preferred Stock – 0.3%

Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	10,457	571,597

	Number of Shares	Fair Value
Hyundai Motor Co.	4,725	$356,609
Hyundai Motor Co.	3,097	223,589
		1,151,795
Commodity Chemicals – 0.1%
FUCHS PETROLUB SE	12,780	649,919
LG Chem Ltd.	996	271,989
		921,908
Integrated Telecommunication Services – 0.0% *
Telefonica Brasil S.A.	57,431	442,416
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.	54,311	2,337,599

Total Preferred Stock (Cost $4,710,398)		4,853,718

Total Foreign Equity (Cost $368,049,225)		395,691,925

		Principal Amount	Fair Value
Bonds and Notes – 26.7%

U.S. Treasuries – 10.9%
U.S. Treasury Bonds
1.13%	05/15/40 - 08/15/40	$850,000	837,461
1.25%	05/15/50	550,000	522,672
1.38%	08/15/50	200,000	196,250
2.00%	02/15/50	350,000	396,867
2.25%	08/15/46 - 08/15/49	1,300,000	1,545,391
2.38%	11/15/49	850,000	1,040,320
2.50%	02/15/45 - 05/15/46	1,610,000	1,990,527
2.75%	11/15/42 - 11/15/47	1,425,000	1,847,219
2.88%	05/15/43 - 05/15/49	800,000	1,058,751
3.00%	05/15/42 - 02/15/49	4,700,000	6,365,868
3.13%	02/15/43 - 05/15/48	700,000	955,406
3.38%	05/15/44 - 11/15/48	400,000	574,375
3.63%	08/15/43 - 02/15/44	1,040,000	1,520,412
3.75%	08/15/41 - 11/15/43	600,000	890,922
4.25%	05/15/39 - 11/15/40	600,000	925,313
4.38%	02/15/38 - 05/15/40	500,000	779,469
4.50%	02/15/36	100,000	151,469
4.63%	02/15/40	300,000	483,656
5.25%	02/15/29	200,000	276,906
5.50%	08/15/28	200,000	276,938
6.00%	02/15/26	427,000	555,434
6.13%	08/15/29	200,000	296,281
6.38%	08/15/27	200,000	280,438
7.63%	11/15/22 - 02/15/25	500,000	611,742
U.S. Treasury Inflation Indexed Bonds
0.13%	07/15/30	1,818,839	2,022,789
0.25%	02/15/50	1,007,630	1,191,417
0.63%	02/15/43	1,070,432	1,320,909
0.75%	02/15/42 - 02/15/45	2,933,593	3,719,813
0.88%	02/15/47	880,008	1,172,532
1.00%	02/15/46 - 02/15/49	2,522,862	3,476,237
1.38%	02/15/44	1,111,550	1,583,403
1.75%	01/15/28	989,256	1,205,428
2.00%	01/15/26	1,305,220	1,537,223
2.13%	02/15/40 - 02/15/41	1,249,133	1,932,699
2.38%	01/15/25 - 01/15/27	3,174,304	3,778,440
2.50%	01/15/29	1,206,600	1,576,492
3.38%	04/15/32	364,870	554,159
3.63%	04/15/28	608,642	834,414
3.88%	04/15/29	1,024,296	1,472,757
U.S. Treasury Inflation Indexed Notes
0.13%	01/15/22 - 01/15/30	22,241,643	23,325,312
0.25%	01/15/25 - 07/15/29	4,986,726	5,436,154
0.38%	07/15/23 - 07/15/27	10,573,141	11,449,133
0.50%	04/15/24 - 01/15/28	4,939,018	5,410,194
0.63%	04/15/23 - 01/15/26	7,561,520	8,083,076
0.75%	07/15/28	2,048,580	2,361,438
0.88%	01/15/29	1,744,132	2,032,722

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
U.S. Treasury Notes
0.13%	05/15/23	$1,000,000	$999,531
0.25%	04/15/23 - 08/31/25	2,300,000	2,302,484
0.38%	04/30/25	200,000	201,172
0.50%	03/15/23 - 05/31/27	2,200,000	2,214,789
0.63%	05/15/30 - 08/15/30	1,850,000	1,843,156
1.13%	02/28/22 - 02/28/27	1,400,000	1,447,890
1.25%	10/31/21 - 08/31/24	1,500,000	1,532,383
1.38%	01/31/22 - 08/31/26	1,300,000	1,359,198
1.50%	11/30/21 - 02/15/30	8,550,000	8,937,606
1.63%	08/31/22 - 08/15/29	2,140,000	2,262,031
1.75%	11/30/21 - 11/15/29	7,800,000	8,141,425
1.88%	01/31/22 - 07/31/26	5,000,000	5,170,432
2.00%	10/31/22 - 08/15/25	5,144,000	5,487,529
2.13%	12/31/21 - 05/31/26	5,900,000	6,273,226
2.25%	04/30/24 - 11/15/27	3,690,000	4,030,098
2.38%	01/31/23 - 05/15/29	3,200,000	3,563,086
2.50%	08/15/23 - 05/15/24	1,000,000	1,075,391
2.63%	02/28/23 - 02/15/29	3,900,000	4,346,538
2.75%	04/30/23 - 02/15/28	4,500,000	4,899,819
2.88%	10/15/21 - 08/15/28	8,800,000	9,701,710
3.00%	09/30/25 - 10/31/25	800,000	908,977
3.13%	11/15/28	400,000	482,063
			187,037,362

Agency Mortgage Backed – 6.2%
Federal Home Loan Banks
1.63%	12/20/21	395,000	402,205
2.50%	02/13/24	440,000	473,277
3.25%	11/16/28	125,000	150,011
Federal Home Loan Mortgage Corp.
0.38%	09/23/25	460,000	458,997
2.00%	09/01/50	795,863	823,378
2.50%	01/01/28 - 02/01/32	1,127,803	1,180,231	(d)
2.50%	12/01/31 - 09/01/50	3,556,308	3,735,201
3.00%	07/01/30 - 04/01/50	9,541,443	10,085,615
3.00%	12/01/30 - 02/01/32	576,688	609,187	(d)
3.50%	03/01/26 - 11/01/49	5,056,853	5,416,264
3.50%	01/01/34 - 08/01/46	1,647,203	1,784,905	(d)
4.00%	06/01/42 - 12/01/45	240,084	264,840	(d)
4.00%	06/01/44 - 03/01/49	2,723,555	2,959,631
4.50%	05/01/42 - 01/01/45	54,576	61,143	(d)
4.50%	11/01/48 - 03/01/49	729,354	787,636
5.50%	01/01/38 - 04/01/39	242,237	281,891
6.00%	06/01/37 - 11/01/37	242,597	287,482
6.25%	07/15/32	250,000	392,300
Federal National Mortgage Assoc.
0.25%	05/22/23 - 07/10/23	955,000	955,801
1.75%	07/02/24	225,000	237,593
2.00%	10/01/35 - 10/01/50	3,488,149	3,610,767
2.13%	04/24/26	700,000	764,890
2.25%	04/12/22	425,000	438,766
2.50%	09/01/28 - 08/01/50	8,701,590	9,123,613
2.63%	01/11/22	500,000	515,900
3.00%	01/01/28 - 07/01/50	8,112,704	8,649,422
3.50%	01/01/27 - 06/01/50	9,855,218	10,516,920
4.00%	10/01/41 - 02/01/50	7,297,107	7,939,554
4.50%	01/01/27 - 03/01/50	3,026,273	3,356,151
5.00%	12/01/39 - 05/01/41	185,903	211,906
5.50%	12/01/35 - 04/01/38	868,747	1,014,242
6.00%	03/01/34 - 08/01/37	1,150,406	1,356,836
6.63%	11/15/30	100,000	153,688
3.00%	TBA	1,375,000	1,440,175	(e)
Government National Mortgage Assoc.
2.50%	05/20/45 - 09/20/50	3,222,218	3,387,750
3.00%	10/15/42 - 07/20/50	7,530,844	7,955,721
3.50%	03/20/45 - 02/20/50	7,311,244	7,783,104
4.00%	12/20/40 - 07/20/49	3,291,865	3,575,086
4.50%	05/20/40 - 01/20/49	1,905,253	2,087,367
5.00%	08/15/41	915,402	1,021,979
			106,251,425

		Principal Amount	Fair Value

Agency Collateralized Mortgage Obligations – 0.3%
Federal Home Loan Mortgage Corp.
1.48%	04/25/30	$69,643	$71,960
1.56%	04/25/30	40,000	41,614
1.87%	01/25/30	58,333	62,251
2.57%	07/25/26	702,000	770,673
2.75%	01/25/26	300,000	330,223
3.18%	11/25/28	294,754	328,323
3.30%	04/25/23	100,000	106,502	(f)
3.39%	03/25/24	200,000	217,676
3.56%	01/25/29	200,000	236,077
3.78%	08/25/28	192,384	217,635
Federal National Mortgage Assoc.
1.27%	07/25/30	80,000	81,222
3.18%	06/25/27	261,000	293,780	(f)
3.48%	07/25/28	500,000	580,414	(f)
3.78%	08/25/30	200,000	237,796	(f)
2.00%	TBA	1,225,000	1,273,008	(e)
			4,849,154

Asset Backed – 0.1%
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	77,988
Capital One Multi-Asset Execution Trust
2.84%	12/15/24	250,000	258,815
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	158,720
Discover Card Execution Note Trust
3.04%	07/15/24	60,000	62,152
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	189,000	189,833
GM Financial Consumer Automobile Receivables Trust 2019-3
2.18%	04/16/24	100,000	101,915
Honda Auto Receivables 2019-4 Owner Trust
1.83%	01/18/24	350,000	357,966
Mercedes-Benz Auto Lease Trust 2020-A
1.88%	09/15/25	250,000	256,157
			1,463,546

Corporate Notes – 8.2%
3M Co.
3.00%	08/07/25	40,000	44,430
3.25%	02/14/24	75,000	81,612
3.38%	03/01/29	50,000	57,578
3.63%	09/14/28	25,000	29,198
4.00%	09/14/48	55,000	69,171
Abbott Laboratories
2.55%	03/15/22	130,000	134,194
3.75%	11/30/26	57,000	66,224
4.75%	11/30/36	100,000	133,954
4.90%	11/30/46	100,000	141,447
AbbVie Inc.
2.60%	11/21/24	50,000	52,999	(c)
3.20%	11/21/29	105,000	115,632	(c)
3.25%	10/01/22	50,000	52,258	(c)
3.38%	11/14/21	100,000	103,212
3.75%	11/14/23	35,000	38,165
4.25%	11/14/28	15,000	17,810
4.25%	11/21/49	45,000	53,226	(c)
4.30%	05/14/36	100,000	117,593
4.40%	11/06/42	150,000	177,852
4.50%	05/14/35	70,000	85,102
4.70%	05/14/45	50,000	61,271
4.75%	03/15/45	100,000	120,832	(c)
4.88%	11/14/48	25,000	31,653
Activision Blizzard Inc.
2.50%	09/15/50	180,000	166,603
Adobe Inc.
1.90%	02/01/25	100,000	105,731
3.25%	02/01/25	70,000	77,617
Advocate Health & Hospitals Corp.
3.39%	10/15/49	25,000	27,850

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	$100,000	$101,209
4.45%	10/01/25 - 04/03/26	150,000	149,509
6.50%	07/15/25	150,000	161,709
Aetna Inc.
2.75%	11/15/22	50,000	52,002
Aflac Inc.
3.63%	11/15/24	50,000	55,891
African Development Bank
0.75%	04/03/23	100,000	101,243
Agilent Technologies Inc.
2.10%	06/04/30	115,000	118,251
2.75%	09/15/29	25,000	26,968
Air Lease Corp.
2.88%	01/15/26	120,000	118,235
3.38%	07/01/25	95,000	97,176
3.88%	07/03/23	50,000	52,059
4.25%	02/01/24	100,000	103,996
Air Products & Chemicals Inc.
1.50%	10/15/25	10,000	10,366
2.05%	05/15/30	10,000	10,544
2.70%	05/15/40	25,000	26,661
2.80%	05/15/50	20,000	21,142
Aircastle Ltd.
4.13%	05/01/24	20,000	19,699
5.00%	04/01/23	20,000	20,053
5.50%	02/15/22	20,000	20,427
Alabama Power Co.
3.45%	10/01/49	50,000	57,185
Alexandria Real Estate Equities Inc.
1.88%	02/01/33	70,000	68,924
3.45%	04/30/25	100,000	111,310
4.00%	02/01/50	25,000	29,877
4.70%	07/01/30	15,000	18,528
Alibaba Group Holding Ltd.
3.13%	11/28/21	100,000	102,639
4.00%	12/06/37	100,000	118,865
4.20%	12/06/47	60,000	76,039
Allegion PLC
3.50%	10/01/29	15,000	16,402
Ally Financial Inc.
1.45%	10/02/23	55,000	54,966
Alphabet Inc.
0.45%	08/15/25	90,000	89,644
1.10%	08/15/30	65,000	64,407
2.05%	08/15/50	165,000	154,252
3.38%	02/25/24	125,000	137,594
Altria Group Inc.
2.63%	09/16/26	100,000	107,239
3.80%	02/14/24	20,000	21,831
4.25%	08/09/42	113,000	121,338
4.45%	05/06/50	120,000	134,273
4.80%	02/14/29	40,000	47,344
5.38%	01/31/44	70,000	86,790
5.80%	02/14/39	15,000	19,158
5.95%	02/14/49	40,000	53,528
6.20%	02/14/59	15,000	20,433
Amazon.com Inc.
0.40%	06/03/23	105,000	105,209
0.80%	06/03/25	135,000	136,428
1.50%	06/03/30	65,000	66,347
2.50%	06/03/50	80,000	81,661
3.15%	08/22/27	100,000	113,713
3.88%	08/22/37	100,000	124,716
4.25%	08/22/57	100,000	136,313
4.80%	12/05/34	150,000	206,790
America Movil SAB de C.V.
2.88%	05/07/30	100,000	108,230
3.13%	07/16/22	50,000	52,081
6.13%	03/30/40	100,000	144,180
American Airlines 2019-1 Class AA Pass Through Trust
3.15%	08/15/33	72,392	67,317

		Principal Amount	Fair Value
American Campus Communities Operating Partnership LP
3.63%	11/15/27	$30,000	$31,887
American Electric Power Company Inc.
3.20%	11/13/27	100,000	109,940
American Express Co.
2.75%	05/20/22	100,000	103,450
3.00%	10/30/24	100,000	108,482
3.40%	02/27/23	100,000	106,457
3.63%	12/05/24	50,000	55,303
3.70%	11/05/21	25,000	25,833
American Financial Group Inc.
3.50%	08/15/26	65,000	70,254
American Homes 4 Rent LP
4.90%	02/15/29	100,000	119,138
American Honda Finance Corp.
1.20%	07/08/25	150,000	151,134
1.95%	05/20/22	15,000	15,361
2.40%	06/27/24	25,000	26,421
2.60%	11/16/22	100,000	104,430
3.38%	12/10/21	100,000	103,444
American International Group Inc.
2.50%	06/30/25	100,000	106,728
3.40%	06/30/30	100,000	110,683
4.25%	03/15/29	100,000	117,612
4.38%	06/30/50	65,000	76,305
4.50%	07/16/44	50,000	58,442
4.88%	06/01/22	100,000	107,161
American Tower Corp.
2.40%	03/15/25	100,000	105,838
3.10%	06/15/50	200,000	197,804
3.50%	01/31/23	50,000	53,157
3.95%	03/15/29	100,000	115,312
American Water Capital Corp.
2.80%	05/01/30	100,000	109,609
Ameriprise Financial Inc.
3.00%	03/22/22	15,000	15,561
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	114,073
Amgen Inc.
2.20%	02/21/27	100,000	105,872
3.15%	02/21/40	275,000	293,114
3.20%	11/02/27	100,000	111,872
3.38%	02/21/50	75,000	80,944
4.56%	06/15/48	50,000	63,963
4.66%	06/15/51	105,000	137,185
Amphenol Corp.
2.80%	02/15/30	50,000	54,836
4.35%	06/01/29	25,000	30,333
Analog Devices Inc.
2.50%	12/05/21	100,000	102,086
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	180,553
4.90%	02/01/46	120,000	147,767
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	100,000	114,113
4.00%	04/13/28	55,000	63,587
4.38%	04/15/38	115,000	133,112
4.50%	06/01/50	100,000	119,939
4.60%	04/15/48	135,000	161,417
4.75%	01/23/29 - 04/15/58	105,000	128,327
5.45%	01/23/39	35,000	45,269
5.55%	01/23/49	65,000	87,474
5.80%	01/23/59	25,000	35,724
Anthem Inc.
3.30%	01/15/23	100,000	106,001
3.70%	09/15/49	100,000	111,632
4.38%	12/01/47	65,000	79,516
4.65%	01/15/43	100,000	125,992
Aon Corp.
3.75%	05/02/29	25,000	28,895
4.50%	12/15/28	100,000	121,116

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Apple Inc.
0.75%	05/11/23	$100,000	$101,032
2.40%	01/13/23 - 08/20/50	160,000	161,812
2.50%	02/09/22	50,000	51,422
2.75%	01/13/25	50,000	54,212
3.00%	11/13/27	100,000	112,994
3.25%	02/23/26	60,000	67,496
3.75%	11/13/47	50,000	61,446
4.38%	05/13/45	65,000	86,874
4.50%	02/23/36	150,000	200,260
4.65%	02/23/46	385,000	535,493
Applied Materials Inc.
3.90%	10/01/25	60,000	69,037
Aptiv Corp.
4.15%	03/15/24	50,000	54,932
Arch Capital Finance LLC
4.01%	12/15/26	100,000	116,018
5.03%	12/15/46	100,000	127,259
Ares Capital Corp.
3.88%	01/15/26	200,000	203,630
4.20%	06/10/24	65,000	67,563
Arizona Public Service Co.
2.65%	09/15/50	165,000	164,253
4.25%	03/01/49	25,000	31,016
Arrow Electronics Inc.
4.00%	04/01/25	40,000	43,093
Ascension Health
3.95%	11/15/46	125,000	155,826
Asian Development Bank
0.25%	07/14/23	135,000	134,982
0.75%	10/08/30	400,000	394,088
1.75%	09/19/29	50,000	53,959
1.88%	07/19/22	200,000	205,950
2.13%	03/19/25	200,000	215,308
2.63%	01/30/24	200,000	215,372
2.75%	03/17/23	295,000	313,051
3.13%	09/26/28	25,000	29,667
Assurant Inc.
4.90%	03/27/28	50,000	55,429
AstraZeneca PLC
0.70%	04/08/26	150,000	147,954
1.38%	08/06/30	100,000	97,938
2.13%	08/06/50	115,000	105,659
3.50%	08/17/23	25,000	27,041
4.00%	01/17/29	20,000	23,718
4.38%	08/17/48	20,000	26,544
6.45%	09/15/37	50,000	76,201
AT&T Inc.
1.65%	02/01/28	45,000	45,065
2.25%	02/01/32	210,000	210,061
2.75%	06/01/31	100,000	105,275
3.30%	02/01/52	150,000	141,429
3.40%	05/15/25	100,000	110,646
3.50%	09/15/53	198,000	192,888	(c)
3.55%	09/15/55	386,000	376,014	(c)
3.65%	06/01/51	100,000	101,102
4.10%	02/15/28	106,000	122,634
4.30%	02/15/30	20,000	23,701
4.35%	03/01/29 - 06/15/45	150,000	173,897
4.50%	05/15/35 - 03/09/48	145,000	168,842
4.75%	05/15/46	150,000	174,771
Atmos Energy Corp.
4.30%	10/01/48	100,000	130,053
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	50,000	57,218
Automatic Data Processing Inc.
1.25%	09/01/30	40,000	39,377
AutoNation Inc.
3.80%	11/15/27	50,000	54,723
AutoZone Inc.
3.75%	04/18/29	100,000	115,229
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	44,616

		Principal Amount	Fair Value
3.45%	06/01/25	$115,000	$128,034
Avangrid Inc.
3.20%	04/15/25	100,000	110,162
3.80%	06/01/29	50,000	57,712
AXA S.A.
8.60%	12/15/30	100,000	151,563
Baidu Inc.
3.08%	04/07/25	100,000	105,986
4.38%	03/29/28	100,000	114,570
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	52,268
3.34%	12/15/27	50,000	53,115
4.08%	12/15/47	50,000	50,122
Banco Santander S.A.
3.13%	02/23/23	100,000	104,717
3.31%	06/27/29	100,000	108,909
3.80%	02/23/28	100,000	109,862
4.25%	04/11/27	100,000	112,935
Bank of America Corp.
3.50%	04/19/26	145,000	162,691
3.88%	08/01/25	50,000	56,841
3.95%	04/21/25	55,000	61,113
4.00%	04/01/24	50,000	55,405
4.18%	11/25/27	100,000	114,537
6.11%	01/29/37	100,000	141,093
Bank of America Corp. (0.98% fixed rate until 09/25/24; 0.91% + SOFR thereafter) 0.91% - Update Replacements.xls: SOFRRATE
0.98%	09/25/25	200,000	200,258	(f)
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32%	06/19/26	150,000	150,970	(f)
Bank of America Corp. (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)
2.46%	10/22/25	100,000	105,497	(f)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	75,000	79,414	(f)
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88%	10/22/30	100,000	107,614	(f)
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19%	07/23/30	50,000	55,108	(f)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	119,136	(f)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	300,000	325,233	(f)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	106,505	(f)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	100,000	111,698	(f)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	100,000	121,510	(f)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	114,732	(f)
Bank of America Corp. (4.08% fixed rate until 03/20/50; 3.15% + 3 month USD LIBOR therefter)
4.08%	03/20/51	200,000	246,990	(f)
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08%	04/23/40	150,000	178,906	(f)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	50,000	60,928	(f)

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	$100,000	$127,462	(f)
Bank of Montreal
2.05%	11/01/22	20,000	20,679
2.90%	03/26/22	50,000	51,885
3.30%	02/05/24	200,000	216,798
Banner Health
2.34%	01/01/30	175,000	181,482
Barclays PLC
3.65%	03/16/25	50,000	53,979
4.38%	01/12/26	200,000	224,602
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85%	05/07/26	200,000	207,754	(f)
Barclays PLC (4.61% fixed rate until 02/15/22; 1.40% + 3 month USD LIBOR thereafter)
4.61%	02/15/23	100,000	104,609	(f)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	116,875	(f)
BAT Capital Corp.
2.76%	08/15/22	100,000	103,550
2.79%	09/06/24	300,000	316,905
3.56%	08/15/27	100,000	108,048
Baxalta Inc.
4.00%	06/23/25	30,000	34,090
Baxter International Inc.
2.60%	08/15/26	130,000	141,829
BBVA USA
3.88%	04/10/25	50,000	53,699
Becton Dickinson and Co.
3.70%	06/06/27	66,000	74,812
3.73%	12/15/24	50,000	55,231
Bell Canada Inc.
4.30%	07/29/49	30,000	36,709
Berkshire Hathaway Energy Co.
4.05%	04/15/25	100,000	114,008	(c)
4.25%	10/15/50	100,000	125,662	(c)
4.45%	01/15/49	100,000	128,315
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	100,000	104,273
4.20%	08/15/48	100,000	127,968
4.25%	01/15/49	100,000	129,849
Best Buy Company Inc.
4.45%	10/01/28	25,000	29,631
Biogen Inc.
2.25%	05/01/30	85,000	86,921
4.05%	09/15/25	80,000	91,121
5.20%	09/15/45	50,000	65,932
Black Hills Corp.
3.88%	10/15/49	25,000	28,184
4.35%	05/01/33	30,000	35,282
BlackRock Inc.
1.90%	01/28/31	25,000	25,905
2.40%	04/30/30	20,000	21,750
3.25%	04/30/29	60,000	69,347
Boardwalk Pipelines LP
4.80%	05/03/29	20,000	21,819
Booking Holdings Inc.
3.55%	03/15/28	100,000	111,562
BorgWarner Inc.
2.65%	07/01/27	25,000	26,351
Boston Properties LP
3.40%	06/21/29	50,000	54,428
3.85%	02/01/23	150,000	159,681
Boston Scientific Corp.
1.90%	06/01/25	125,000	130,559
2.65%	06/01/30	100,000	106,403
4.55%	03/01/39	50,000	62,431
BP Capital Markets America Inc.
2.94%	04/06/23	200,000	211,418

		Principal Amount	Fair Value
3.19%	04/06/25	$100,000	$109,928
3.41%	02/11/26	50,000	55,808
3.94%	09/21/28	100,000	116,367
4.23%	11/06/28	50,000	59,241
BP Capital Markets PLC
2.50%	11/06/22	100,000	103,994
3.06%	03/17/22	110,000	114,193
BPCE S.A.
4.00%	04/15/24	50,000	55,437
Brandywine Operating Partnership LP
4.55%	10/01/29	25,000	26,638
Bristol-Myers Squibb Co.
2.00%	08/01/22	50,000	51,497
2.60%	05/16/22	50,000	51,874
2.75%	02/15/23	50,000	52,577
3.40%	07/26/29	55,000	63,922
3.45%	11/15/27	50,000	57,559
4.13%	06/15/39	15,000	18,989
4.25%	10/26/49	40,000	52,697
4.35%	11/15/47	50,000	65,517
5.00%	08/15/45	50,000	69,949
5.25%	08/15/43	120,000	171,983
British Telecommunications PLC
9.63%	12/15/30	50,000	80,123
Brixmor Operating Partnership LP
4.05%	07/01/30	100,000	107,146
4.13%	05/15/29	50,000	54,129
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	103,902
Broadcom Inc.
2.25%	11/15/23	135,000	140,343
3.15%	11/15/25	140,000	151,074
3.46%	09/15/26	15,000	16,434
4.30%	11/15/32	130,000	148,645
4.75%	04/15/29	100,000	116,337
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	89,335
Brookfield Finance Inc.
3.90%	01/25/28	100,000	111,853
Brown & Brown Inc.
4.50%	03/15/29	100,000	113,130
Brown-Forman Corp.
4.00%	04/15/38	30,000	35,944
Bunge Limited Finance Corp.
1.63%	08/17/25	50,000	50,165
4.35%	03/15/24	50,000	55,000
Burlington Northern Santa Fe LLC
3.55%	02/15/50	100,000	117,373
5.75%	05/01/40	100,000	144,047
California Institute of Technology
3.65%	09/01/19	20,000	21,821
Camden Property Trust
2.80%	05/15/30	10,000	10,879
3.35%	11/01/49	10,000	10,956
4.10%	10/15/28	10,000	11,786
Campbell Soup Co.
2.38%	04/24/30	15,000	15,628
3.65%	03/15/23	15,000	16,050
4.15%	03/15/28	50,000	58,140
4.80%	03/15/48	20,000	25,698
Canadian Imperial Bank of Commerce
2.25%	01/28/25	200,000	210,822
3.10%	04/02/24	100,000	107,952
Canadian National Railway Co.
2.95%	11/21/24	55,000	59,611
Canadian Natural Resources Ltd.
3.80%	04/15/24	50,000	53,713
3.85%	06/01/27	100,000	108,010
3.90%	02/01/25	50,000	54,233
Canadian Pacific Railway Co.
2.05%	03/05/30	20,000	20,914
2.90%	02/01/25	50,000	54,131

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Capital One Financial Corp.
3.75%	07/28/26 - 03/09/27	$230,000	$252,859
3.90%	01/29/24	125,000	136,185
4.20%	10/29/25	90,000	99,826
Cardinal Health Inc.
3.20%	03/15/23	50,000	52,921
Carrier Global Corp.
1.92%	02/15/23	10,000	10,286	(c)
2.24%	02/15/25	15,000	15,642	(c)
2.49%	02/15/27	15,000	15,712	(c)
2.72%	02/15/30	25,000	26,136	(c)
3.38%	04/05/40	15,000	15,708	(c)
3.58%	04/05/50	25,000	26,471	(c)
Caterpillar Financial Services Corp.
0.95%	05/13/22	100,000	100,980
1.95%	11/18/22	50,000	51,650
2.55%	11/29/22	50,000	52,294
3.25%	12/01/24	100,000	110,356
Caterpillar Inc.
3.25%	04/09/50	100,000	112,828
3.80%	08/15/42	100,000	122,139
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	106,276
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	143,216
4.50%	04/01/44	50,000	64,963
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	65,000	67,456
3.70%	04/01/51	105,000	103,181
4.46%	07/23/22	100,000	105,891
4.80%	03/01/50	95,000	107,501
4.91%	07/23/25	135,000	155,868
6.48%	10/23/45	150,000	201,510
Cheniere Corpus Christi Holdings LLC
3.70%	11/15/29	45,000	46,717	(c)
Chevron Corp.
2.41%	03/03/22	45,000	46,164
2.90%	03/03/24	50,000	53,691
2.95%	05/16/26	100,000	111,288
2.98%	05/11/40	215,000	232,159
Choice Hotels International Inc.
3.70%	12/01/29	25,000	26,466
Chubb INA Holdings Inc.
1.38%	09/15/30	165,000	163,423
4.35%	11/03/45	100,000	131,175
Cigna Corp.
2.40%	03/15/30	15,000	15,555
3.40%	03/15/50	160,000	167,408
3.75%	07/15/23	37,000	40,035
4.38%	10/15/28	40,000	47,555
4.80%	08/15/38	30,000	37,273
4.90%	12/15/48	130,000	169,009
Cimarex Energy Co.
4.38%	03/15/29	50,000	51,735
Cintas Corporation No. 2
3.70%	04/01/27	100,000	115,177
Cisco Systems Inc.
5.90%	02/15/39	100,000	151,207
Citibank NA
3.65%	01/23/24	100,000	109,580
Citigroup Inc.
2.70%	10/27/22	100,000	104,239
2.90%	12/08/21	100,000	102,727
3.88%	03/26/25	50,000	55,220
4.30%	11/20/26	100,000	114,379
4.75%	05/18/46	50,000	62,808
5.88%	01/30/42	72,000	105,000
6.13%	08/25/36	155,000	208,957
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	50,000	53,968	(f)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	100,000	108,026	(f)

		Principal Amount	Fair Value
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35%	04/24/25	$100,000	$107,862	(f)
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	111,190	(f)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	100,000	115,312	(f)
Citizens Financial Group Inc.
2.50%	02/06/30	30,000	31,757
3.25%	04/30/30	65,000	71,726
Citrix Systems Inc.
3.30%	03/01/30	25,000	26,661
CME Group Inc.
3.00%	03/15/25	50,000	54,693
CNA Financial Corp.
2.05%	08/15/30	45,000	44,811
CNH Industrial Capital LLC
1.95%	07/02/23	65,000	66,179
3.88%	10/15/21	15,000	15,413
4.38%	04/05/22	15,000	15,720
CNH Industrial N.V.
3.85%	11/15/27	15,000	16,225
CNOOC Finance 2014 ULC
4.25%	04/30/24	100,000	110,210
CNOOC Petroleum North America ULC
6.40%	05/15/37	100,000	145,813
Colgate-Palmolive Co.
3.25%	03/15/24	50,000	54,733
Comcast Corp.
2.45%	08/15/52	190,000	177,644
2.65%	02/01/30 - 08/15/62	160,000	156,789
3.15%	02/15/28	100,000	112,333
3.38%	08/15/25	100,000	111,529
3.45%	02/01/50	135,000	151,612
3.55%	05/01/28	100,000	115,914
3.70%	04/15/24	55,000	60,709
3.90%	03/01/38	100,000	118,629
3.97%	11/01/47	100,000	119,937
4.00%	03/01/48	50,000	60,453
4.15%	10/15/28	45,000	54,192
4.25%	01/15/33	100,000	124,445
4.60%	10/15/38	130,000	166,046
4.70%	10/15/48	40,000	53,185
Comerica Inc.
3.70%	07/31/23	25,000	27,069
4.00%	02/01/29	50,000	56,878
CommonSpirit Health
4.19%	10/01/49	100,000	106,374
Commonwealth Edison Co.
4.00%	03/01/49	100,000	124,898
4.60%	08/15/43	150,000	193,246
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,345
4.30%	05/01/24	5,000	5,578
4.85%	11/01/28	25,000	30,534
5.30%	11/01/38	110,000	142,094
5.40%	11/01/48	20,000	27,129
Concho Resources Inc.
2.40%	02/15/31	125,000	119,427
4.30%	08/15/28	25,000	27,594
4.85%	08/15/48	25,000	27,520
ConocoPhillips
6.50%	02/01/39	100,000	147,310
ConocoPhillips Co.
4.95%	03/15/26	200,000	238,900
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	117,362
3.95%	03/01/43	150,000	174,639
4.00%	12/01/28	25,000	29,759
4.13%	05/15/49	50,000	60,782

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Constellation Brands Inc.
3.50%	05/09/27	$100,000	$111,904
3.75%	05/01/50	5,000	5,573
4.75%	11/15/24	100,000	115,126
5.25%	11/15/48	15,000	20,182
Consumers Energy Co.
3.75%	02/15/50	100,000	122,626
4.05%	05/15/48	50,000	62,453
Cooperatieve Rabobank UA
2.75%	01/10/22	100,000	103,079
3.95%	11/09/22	100,000	106,366
4.63%	12/01/23	50,000	55,536
Corning Inc.
2.90%	05/15/22	55,000	56,779
3.90%	11/15/49	50,000	57,305
Corp. Andina de Fomento
1.63%	09/23/25	200,000	200,666
Costco Wholesale Corp.
3.00%	05/18/27	100,000	112,341
Council Of Europe Development Bank
2.63%	02/13/23	120,000	126,679
Credit Suisse AG
3.63%	09/09/24	50,000	55,324
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	50,000	66,438
Crown Castle International Corp.
2.25%	01/15/31	55,000	55,694
3.15%	07/15/23	55,000	58,485
3.80%	02/15/28	100,000	113,206
5.20%	02/15/49	50,000	66,434
CSX Corp.
2.60%	11/01/26	100,000	108,950
4.10%	03/15/44	68,000	81,362
4.50%	03/15/49	95,000	122,669
4.75%	11/15/48	65,000	86,718
CubeSmart LP
4.38%	02/15/29	15,000	17,646
CUBESMART LP Co. GUAR 02/31 2
2.00%	02/15/31	125,000	123,900
Cummins Inc.
1.50%	09/01/30	100,000	99,460
CVS Health Corp.
2.63%	08/15/24	100,000	106,579
2.75%	12/01/22	50,000	52,147
3.38%	08/12/24	50,000	54,409
3.70%	03/09/23	50,000	53,574
4.10%	03/25/25	13,000	14,673
4.13%	04/01/40	200,000	229,632
4.30%	03/25/28	110,000	128,650
4.78%	03/25/38	245,000	297,479
5.05%	03/25/48	115,000	146,601
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24	25,000	26,568
3.45%	11/15/29	30,000	32,553
Darden Restaurants Inc.
4.55%	02/15/48	15,000	14,904
Deere & Co.
3.90%	06/09/42	71,000	90,629
Dell International LLC/EMC Corp.
5.30%	10/01/29	100,000	114,647	(c)
6.02%	06/15/26	90,000	105,837	(c)
6.20%	07/15/30	100,000	119,694	(c)
8.10%	07/15/36	100,000	131,128	(c)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	121,344
Deutsche Bank AG
3.30%	11/16/22	100,000	103,298
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96%	11/26/25	50,000	53,130	(f)
Deutsche Telekom International Finance BV
8.75%	06/15/30	50,000	77,675

		Principal Amount	Fair Value
Devon Energy Corp.
5.00%	06/15/45	$100,000	$95,120
DH Europe Finance II Sarl
3.40%	11/15/49	100,000	114,292
Diageo Capital PLC
1.38%	09/29/25	100,000	102,617
2.13%	04/29/32	100,000	104,396
Diageo Investment Corp.
2.88%	05/11/22	50,000	51,996
Diamondback Energy Inc.
2.88%	12/01/24	30,000	30,370
3.25%	12/01/26	20,000	20,066
3.50%	12/01/29	50,000	48,217
4.75%	05/31/25	65,000	70,031
Digital Realty Trust LP
4.45%	07/15/28	50,000	59,594
Discover Bank
4.20%	08/08/23	150,000	164,160
Discover Financial Services
4.50%	01/30/26	100,000	114,015
Discovery Communications LLC
3.45%	03/15/25	135,000	147,801
3.90%	11/15/24	50,000	55,412
4.65%	05/15/50	300,000	342,489
Dollar General Corp.
4.13%	05/01/28	70,000	82,430
Dollar Tree Inc.
3.70%	05/15/23	20,000	21,473
4.00%	05/15/25	50,000	56,384
4.20%	05/15/28	25,000	29,403
Dominion Energy Gas Holdings LLC
2.50%	11/15/24	300,000	319,968
Dominion Energy Inc.
4.25%	06/01/28	50,000	58,903
Dominion Energy South Carolina Inc.
5.10%	06/01/65	50,000	74,800
DTE Electric Co.
2.25%	03/01/30	125,000	133,187
2.95%	03/01/50	125,000	133,140
3.70%	03/15/45	45,000	52,475
DTE Energy Co.
3.85%	12/01/23	50,000	54,393
Duke Energy Carolinas LLC
3.05%	03/15/23	50,000	53,110
3.70%	12/01/47	50,000	59,627
3.95%	03/15/48	50,000	62,337
Duke Energy Corp.
3.05%	08/15/22	139,000	144,600
Duke Energy Florida LLC
3.20%	01/15/27	100,000	112,793
3.40%	10/01/46	100,000	112,786
3.80%	07/15/28	50,000	58,723
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	116,286
4.30%	02/01/49	100,000	126,369
Duke Realty LP
3.38%	12/15/27	50,000	56,158
DuPont de Nemours Inc.
2.17%	05/01/23	115,000	116,086
4.21%	11/15/23	50,000	54,923
4.73%	11/15/28	50,000	59,969
5.32%	11/15/38	15,000	19,026
5.42%	11/15/48	40,000	53,422
DXC Technology Co.
4.00%	04/15/23	200,000	210,762
4.13%	04/15/25	85,000	91,287
Eaton Vance Corp.
3.50%	04/06/27	100,000	110,288
eBay Inc.
1.90%	03/11/25	40,000	41,688
3.80%	03/09/22	45,000	47,015

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Ecolab Inc.
2.38%	08/10/22	$100,000	$103,643
3.25%	12/01/27	70,000	79,210
Ecopetrol S.A.
4.13%	01/16/25	150,000	157,693
Edison International
4.13%	03/15/28	50,000	51,331
Eli Lilly & Co.
3.95%	03/15/49	50,000	62,719
Eli Lilly & Co.
2.75%	06/01/25	22,000	24,063
3.38%	03/15/29	30,000	34,791
4.15%	03/15/59	50,000	64,718
Emera US Finance LP
3.55%	06/15/26	60,000	66,922
Emerson Electric Co.
1.95%	10/15/30	50,000	51,840
2.63%	02/15/23	100,000	104,817
Emory University
2.14%	09/01/30	65,000	68,321
2.97%	09/01/50	65,000	71,197
Enable Midstream Partners LP
4.95%	05/15/28	60,000	58,585
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	149,261
Enbridge Inc.
3.50%	06/10/24	65,000	70,151
Enel Chile S.A.
4.88%	06/12/28	50,000	59,183
Energy Transfer Operating LP
4.20%	09/15/23	25,000	26,438
4.50%	04/15/24	135,000	142,945
4.95%	06/15/28	75,000	79,730
5.25%	04/15/29	25,000	26,896
5.88%	01/15/24	100,000	110,270
6.00%	06/15/48	50,000	50,430
6.25%	04/15/49	125,000	129,181
6.50%	02/01/42	150,000	157,131
Entergy Louisiana LLC
4.05%	09/01/23	50,000	54,623
Entergy Texas Inc.
1.75%	03/15/31	165,000	164,363	(e)
4.00%	03/30/29	100,000	117,096
Enterprise Products Operating LLC
2.80%	01/31/30	100,000	106,328
3.50%	02/01/22	25,000	25,975
3.70%	02/15/26	35,000	39,264
3.90%	02/15/24	75,000	81,663
4.15%	10/16/28	25,000	29,226
4.20%	01/31/50	35,000	37,172
4.25%	02/15/48	25,000	26,423
4.45%	02/15/43	142,000	153,973
4.80%	02/01/49	25,000	28,698
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	44,478	(f)
EOG Resources Inc.
3.15%	04/01/25	80,000	87,354
4.38%	04/15/30	100,000	117,848
EPR Properties
4.95%	04/15/28	100,000	97,162
Equifax Inc.
2.60%	12/01/24	50,000	53,360
3.10%	05/15/30	30,000	32,717
Equinix Inc.
2.15%	07/15/30	115,000	116,619
2.63%	11/18/24	65,000	69,049
5.38%	05/15/27	30,000	32,652
Equinor ASA
2.45%	01/17/23	150,000	156,712
2.88%	04/06/25	100,000	108,823
3.63%	04/06/40	100,000	114,458
3.95%	05/15/43	100,000	116,563

		Principal Amount	Fair Value
ERP Operating LP
3.00%	04/15/23	$150,000	$158,268
Essential Utilities Inc.
2.70%	04/15/30	100,000	107,094
Essex Portfolio LP
3.63%	05/01/27	100,000	110,366
European Bank for Reconstruction & Development
1.50%	02/13/25	300,000	314,346
European Investment Bank
0.25%	09/15/23	300,000	299,988
0.63%	07/25/25	300,000	302,895
2.00%	12/15/22	200,000	207,862
2.25%	06/24/24	250,000	268,120
2.63%	03/15/24	285,000	307,891
2.88%	12/15/21	115,000	118,688
Evergy Metro Inc.
4.20%	06/15/47	100,000	124,064
Eversource Energy
2.90%	10/01/24	100,000	108,097
3.15%	01/15/25	125,000	136,524
Exelon Generation Company LLC
3.25%	06/01/25	195,000	213,642
Expedia Group Inc.
3.25%	02/15/30	35,000	33,708
4.63%	08/01/27	90,000	94,448	(c)
Exxon Mobil Corp.
1.57%	04/15/23	100,000	102,849
1.90%	08/16/22	20,000	20,591
2.02%	08/16/24	50,000	52,573
2.44%	08/16/29	50,000	53,760
2.71%	03/06/25	50,000	54,022
2.99%	03/19/25	100,000	109,556
3.04%	03/01/26	150,000	165,592
3.10%	08/16/49	25,000	25,818
3.18%	03/15/24	50,000	54,053
4.23%	03/19/40	100,000	122,018
Fairfax Financial Holdings Ltd.
4.63%	04/29/30	25,000	27,205	(c)
Federal Realty Investment Trust
3.20%	06/15/29	50,000	53,042
FedEx Corp.
3.40%	02/15/28	100,000	112,266
4.05%	02/15/48	100,000	114,837
4.75%	11/15/45	95,000	117,493
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	28,774
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	95,542
Fifth Third Bank NA
2.88%	10/01/21	80,000	81,878
FirstEnergy Corp.
2.65%	03/01/30	115,000	116,748
3.40%	03/01/50	15,000	14,689
4.25%	03/15/23	30,000	31,856
7.38%	11/15/31	55,000	77,083
Fiserv Inc.
2.25%	06/01/27	100,000	105,649
2.65%	06/01/30	100,000	107,655
3.50%	07/01/29	45,000	51,276
3.80%	10/01/23	25,000	27,255
4.20%	10/01/28	30,000	35,621
4.40%	07/01/49	40,000	49,761
Flex Ltd.
4.88%	06/15/29 - 05/12/30	235,000	268,011
Florida Power & Light Co.
4.13%	02/01/42	100,000	124,636
FMC Corp.
3.45%	10/01/29	50,000	55,930
FMS Wertmanagement
2.00%	08/01/22	200,000	206,522
2.75%	01/30/24	100,000	108,145

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Fomento Economico Mexicano SAB de C.V.
3.50%	01/16/50	$150,000	$158,661
Fortune Brands Home & Security Inc.
3.25%	09/15/29	50,000	55,329
Fox Corp.
4.03%	01/25/24	125,000	137,574
FS KKR Capital Corp.
4.13%	02/01/25	25,000	24,738
GATX Corp.
3.50%	03/15/28	100,000	108,842
GE Capital Funding LLC
3.45%	05/15/25	200,000	214,234	(c)
4.40%	05/15/30	200,000	214,208	(c)
General Dynamics Corp.
3.38%	05/15/23	50,000	53,755
3.75%	05/15/28	55,000	64,547
General Electric Co.
4.35%	05/01/50	55,000	56,078
5.88%	01/14/38	100,000	116,485
6.75%	03/15/32	100,000	125,095
General Mills Inc.
3.65%	02/15/24	50,000	54,581
4.55%	04/17/38	100,000	127,712
General Motors Co.
5.40%	10/02/23	100,000	110,257
6.80%	10/01/27	55,000	66,893
General Motors Financial Company Inc.
2.70%	08/20/27	100,000	99,419
3.25%	01/05/23	50,000	51,706
3.45%	01/14/22	100,000	102,518
3.70%	05/09/23	100,000	104,590
4.35%	01/17/27	100,000	108,709
5.20%	03/20/23	105,000	113,913
5.25%	03/01/26	55,000	62,047
Georgia Power Co.
2.20%	09/15/24	100,000	105,504
2.65%	09/15/29	100,000	107,430
4.30%	03/15/42	172,000	205,086
Georgia-Pacific LLC
8.88%	05/15/31	50,000	81,113
Gilead Sciences Inc.
0.75%	09/29/23	95,000	95,276
1.65%	10/01/30	80,000	80,043
3.65%	03/01/26	100,000	112,855
3.70%	04/01/24	50,000	54,758
4.80%	04/01/44	150,000	194,523
GlaxoSmithKline Capital Inc.
3.63%	05/15/25	55,000	62,249
3.88%	05/15/28	100,000	118,915
GlaxoSmithKline Capital PLC
0.53%	10/01/23	100,000	100,154	(e)
3.00%	06/01/24	100,000	108,085
Global Payments Inc.
2.90%	05/15/30	145,000	155,138
4.45%	06/01/28	100,000	117,681
Globe Life Inc.
4.55%	09/15/28	25,000	29,851
GLP Capital LP/GLP Financing II Inc.
4.00%	01/15/31	100,000	104,092
5.25%	06/01/25	10,000	10,870
5.38%	11/01/23 - 04/15/26	30,000	32,822
5.75%	06/01/28	10,000	11,402
Halliburton Co.
2.92%	03/01/30	50,000	49,229
3.50%	08/01/23	6,000	6,360
5.00%	11/15/45	50,000	51,048
Hasbro Inc.
3.00%	11/19/24	50,000	53,068
HCA Inc.
4.50%	02/15/27	30,000	33,659
4.75%	05/01/23	30,000	32,727
5.00%	03/15/24	50,000	55,980

		Principal Amount	Fair Value
5.25%	04/15/25 - 06/15/26	$70,000	$81,172
5.50%	06/15/47	35,000	43,402
Healthcare Trust of America Holdings LP
3.50%	08/01/26	30,000	33,620
Healthpeak Properties Inc.
2.88%	01/15/31	100,000	106,188
3.00%	01/15/30	50,000	53,951
3.25%	07/15/26	100,000	111,617
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	51,409
4.45%	10/02/23	100,000	109,919
6.35%	10/15/45	150,000	190,326
Highwoods Realty LP
4.20%	04/15/29	25,000	27,969
Honeywell International Inc.
0.48%	08/19/22	35,000	35,052
1.35%	06/01/25	50,000	51,553
2.70%	08/15/29	30,000	33,168
3.35%	12/01/23	50,000	54,431
5.38%	03/01/41	100,000	144,116
Host Hotels & Resorts LP
3.38%	12/15/29	100,000	94,039
HP Inc.
6.00%	09/15/41	162,000	197,925
HSBC Holdings PLC
3.90%	05/25/26	50,000	55,442
5.25%	03/14/44	500,000	632,525
HSBC Holdings PLC (2.63% fixed rate until 11/07/24; 1.14% + 3 month USD LIBOR thereafter)
2.63%	11/07/25	100,000	103,772	(f)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	107,633	(f)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	107,024	(f)
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97%	05/22/30	100,000	111,600	(f)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	100,000	111,602	(f)
Hubbell Inc.
3.50%	02/15/28	50,000	54,409
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	28,537
Humana Inc.
2.90%	12/15/22	100,000	104,599
Huntsman International LLC
4.50%	05/01/29	20,000	22,571
Husky Energy Inc.
4.00%	04/15/24	100,000	106,052
Hyatt Hotels Corp.
5.75%	04/23/30	25,000	28,652
IBM Credit LLC
3.60%	11/30/21	100,000	103,823
IDEX Corp.
3.00%	05/01/30	10,000	11,005
IHS Markit Ltd.
4.25%	05/01/29	85,000	98,696
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	110,873
3.50%	03/01/24	50,000	54,819
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	28,515
ING Groep N.V.
3.95%	03/29/27	100,000	114,793
Ingredion Inc.
2.90%	06/01/30	100,000	108,636

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Intel Corp.
2.45%	11/15/29	$135,000	$146,834
2.60%	05/19/26	50,000	54,888
3.10%	02/15/60	35,000	37,759
3.25%	11/15/49	50,000	55,852
3.75%	03/25/27	100,000	116,735
4.95%	03/25/60	100,000	145,485
Inter-American Development Bank
0.25%	11/15/23	200,000	199,684
1.75%	03/14/25	200,000	211,866
2.13%	01/15/25	200,000	214,706
2.38%	07/07/27	200,000	222,850
2.63%	01/16/24	300,000	322,788
3.00%	09/26/22	50,000	52,737
Intercontinental Exchange Inc.
2.10%	06/15/30	155,000	160,016
3.00%	06/15/50	115,000	119,983
3.45%	09/21/23	90,000	97,305
International Bank for Reconstruction & Development
0.63%	04/22/25	300,000	302,874
0.75%	08/26/30	170,000	168,101
1.50%	08/28/24	200,000	209,122
1.63%	01/15/25	200,000	210,520
1.75%	10/23/29	150,000	162,292
2.50%	07/29/25	200,000	219,854
International Business Machines Corp.
1.95%	05/15/30	100,000	103,101
2.50%	01/27/22	50,000	51,425
2.85%	05/13/22 - 05/15/40	200,000	209,632
2.95%	05/15/50	100,000	102,965
3.50%	05/15/29	130,000	150,042
4.00%	06/20/42	150,000	180,652
4.15%	05/15/39	100,000	122,571
International Finance Corp.
0.50%	03/20/23	300,000	301,863
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	18,698
Intuit Inc.
0.65%	07/15/23	65,000	65,285
Invesco Finance PLC
3.13%	11/30/22	100,000	105,351
Jabil Inc.
3.95%	01/12/28	100,000	109,959
4.70%	09/15/22	23,000	24,648
Jefferies Group LLC
2.75%	10/15/32	85,000	84,123
John Deere Capital Corp.
2.70%	01/06/23	100,000	105,205
3.45%	06/07/23 - 03/13/25	75,000	83,146
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	175,000	184,340
2.90%	01/15/28	50,000	56,244
3.40%	01/15/38	25,000	29,622
3.50%	01/15/48	30,000	36,984
4.38%	12/05/33	150,000	198,169
Johnson Controls International PLC
3.63%	07/02/24	75,000	81,520	(g)
JPMorgan Chase & Co.
3.13%	01/23/25	50,000	54,501
3.25%	09/23/22	136,000	143,737
3.38%	05/01/23	150,000	159,556
6.40%	05/15/38	100,000	152,448
JPMorgan Chase & Co. (2.08% fixed rate until 04/22/25; 1.85% + SOFR thereafter)
2.08%	04/22/26	150,000	156,573	(f)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	35,000	37,518	(f)
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/40; 2.46% + SOFR thereafter)
3.11%	04/22/41	600,000	652,290	(f)
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	83,110	(f)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	$50,000	$56,098	(f)
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70%	05/06/30	75,000	86,116	(f)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	100,000	108,398	(f)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	50,000	58,973	(f)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	100,000	120,343	(f)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	113,968	(f)
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96%	11/15/48	100,000	120,959	(f)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	50,000	54,961	(f)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	50,000	60,164	(f)
Juniper Networks Inc.
3.75%	08/15/29	50,000	57,427
Kansas City Southern
3.50%	05/01/50	25,000	26,101
4.70%	05/01/48	50,000	55,362
Kellogg Co.
2.10%	06/01/30	65,000	66,591
2.65%	12/01/23	84,000	89,073
Kennametal Inc.
4.63%	06/15/28	25,000	27,782
Kentucky Utilities Co.
4.38%	10/01/45	40,000	50,214
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	107,422
4.60%	05/25/28	50,000	60,158
4.99%	05/25/38	125,000	162,204
KeyBank NA
3.38%	03/07/23	150,000	160,057
3.90%	04/13/29	100,000	113,786
Keysight Technologies Inc.
3.00%	10/30/29	25,000	27,276
Kilroy Realty LP
3.45%	12/15/24	50,000	52,792
Kimberly-Clark Corp.
1.05%	09/15/27	25,000	25,225
3.20%	07/30/46	125,000	144,179
Kimco Realty Corp.
2.70%	10/01/30	200,000	203,804
3.70%	10/01/49	50,000	49,135
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	267,533
Kinder Morgan Inc.
2.00%	02/15/31	140,000	134,582
3.25%	08/01/50	145,000	131,144
4.30%	06/01/25	115,000	129,504
5.05%	02/15/46	50,000	56,449
5.30%	12/01/34	100,000	118,480
KLA Corp.
4.65%	11/01/24	115,000	131,291
Kohl’s Corp.
9.50%	05/15/25	30,000	35,395
Koninklijke Philips N.V.
6.88%	03/11/38	100,000	152,047

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Kreditanstalt fuer Wiederaufbau
0.25%	10/19/23	$300,000	$299,754
0.38%	07/18/25	80,000	79,862
0.75%	09/30/30	265,000	262,872
2.00%	09/29/22 - 05/02/25	250,000	264,677
2.50%	02/15/22	200,000	206,280
2.63%	02/28/24	225,000	242,838
2.88%	04/03/28	175,000	203,693
L3Harris Technologies Inc.
3.83%	04/27/25	50,000	55,864
3.85%	12/15/26	100,000	114,882
4.85%	04/27/35	40,000	52,340
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	109,418
Lam Research Corp.
3.80%	03/15/25	115,000	129,644
Landwirtschaftliche Rentenbank
0.50%	05/27/25	175,000	175,688
0.88%	09/03/30	200,000	200,032
2.50%	11/15/27	100,000	112,955
Las Vegas Sands Corp.
2.90%	06/25/25	65,000	64,754
3.90%	08/08/29	40,000	39,890
Lazard Group LLC
4.38%	03/11/29	50,000	57,331
Lear Corp.
4.25%	05/15/29	25,000	27,020
5.25%	05/15/49	25,000	27,119
Leggett & Platt Inc.
3.50%	11/15/27	50,000	52,891
4.40%	03/15/29	100,000	111,088
Life Storage LP
4.00%	06/15/29	50,000	56,801
Lincoln National Corp.
3.63%	12/12/26	50,000	56,330
4.20%	03/15/22	117,000	123,040
4.38%	06/15/50	55,000	63,682
Linde Inc.
1.10%	08/10/30	100,000	97,151
2.00%	08/10/50	65,000	58,703
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	102,917
3.90%	03/12/24	100,000	108,577
4.45%	05/08/25	100,000	112,972
4.65%	03/24/26	50,000	55,378
Lloyds Banking Group PLC (2.86% fixed rate until 03/23/22; 1.25% + 3 month USD LIBOR thereafter)
2.86%	03/17/23	100,000	102,688	(f)
Lockheed Martin Corp.
2.80%	06/15/50	50,000	52,507
3.60%	03/01/35	55,000	66,181
4.70%	05/15/46	150,000	203,803
Loews Corp.
2.63%	05/15/23	100,000	104,918
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	140,782
3.38%	09/15/25	30,000	33,456
LYB International Finance BV
4.88%	03/15/44	100,000	119,151
LYB International Finance II BV
3.50%	03/02/27	100,000	111,069
M&T Bank Corp.
3.55%	07/26/23	50,000	54,220
Magellan Midstream Partners LP
3.25%	06/01/30	150,000	161,350
Manulife Financial Corp.
2.48%	05/19/27	140,000	149,597
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	32,562
4.50%	04/01/48	25,000	25,283
4.75%	12/15/23	50,000	54,917
5.13%	12/15/26	50,000	58,235
Markel Corp.
3.50%	11/01/27	50,000	55,118

		Principal Amount	Fair Value
Marriott International Inc.
4.00%	04/15/28	$50,000	$51,246
4.63%	06/15/30	90,000	96,646
5.75%	05/01/25	40,000	44,562
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	110,837
4.38%	03/15/29	25,000	30,353
4.75%	03/15/39	100,000	132,191
4.90%	03/15/49	15,000	20,908
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	56,143
Masco Corp.
4.38%	04/01/26	40,000	46,447
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	158,715
Mastercard Inc.
2.00%	03/03/25	100,000	106,826
2.95%	11/21/26	100,000	112,682
McDonald’s Corp.
1.45%	09/01/25	30,000	30,906
2.13%	03/01/30	30,000	31,220
3.50%	07/01/27	100,000	113,932
3.63%	09/01/49	55,000	61,579
3.70%	02/15/42	150,000	168,352
3.80%	04/01/28	50,000	58,304
McKesson Corp.
3.80%	03/15/24	150,000	164,179
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	126,634
Medtronic Inc.
4.63%	03/15/45	82,000	112,863
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	95,000	122,936
Merck & Company Inc.
0.75%	02/24/26	115,000	115,297
2.35%	06/24/40	145,000	147,278
2.40%	09/15/22	128,000	132,561
2.75%	02/10/25	70,000	76,039
3.40%	03/07/29	25,000	29,142
3.90%	03/07/39	25,000	30,933
4.00%	03/07/49	115,000	145,822
Mercy Health
4.30%	07/01/28	100,000	114,508
MetLife Inc.
4.13%	08/13/42	50,000	60,910
6.50%	12/15/32	150,000	223,456
Micron Technology Inc.
4.64%	02/06/24	15,000	16,651
4.66%	02/15/30	100,000	117,801
Microsoft Corp.
2.40%	02/06/22 - 08/08/26	200,000	211,983
2.88%	02/06/24	50,000	53,762
3.45%	08/08/36	100,000	121,062
3.50%	02/12/35	65,000	80,098
3.70%	08/08/46	100,000	125,964
4.10%	02/06/37	63,000	81,443
Mid-America Apartments LP
4.20%	06/15/28	100,000	116,870
MidAmerican Energy Co.
4.25%	07/15/49	100,000	129,790
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	50,000	54,230
3.22%	03/07/22	100,000	103,762
3.46%	03/02/23	100,000	106,618
3.78%	03/02/25	100,000	111,641
3.96%	03/02/28	100,000	115,537
4.05%	09/11/28	100,000	117,102
4.15%	03/07/39	70,000	84,064
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	106,680
4.02%	03/05/28	100,000	114,817

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 0.98% + 3 month USD LIBOR thereafter)
2.84%	07/16/25	$100,000	$106,105	(f)
Mohawk Industries Inc.
3.63%	05/15/30	100,000	109,433
Molson Coors Beverage Co.
3.00%	07/15/26	95,000	101,318
Mondelez International Inc.
2.13%	04/13/23	200,000	207,658
4.13%	05/07/28	100,000	119,195
Moody’s Corp.
3.25%	05/20/50	100,000	107,109
4.88%	02/15/24 - 12/17/48	150,000	192,296
Morgan Stanley
2.63%	11/17/21	100,000	102,498
2.75%	05/19/22	100,000	103,625
3.13%	01/23/23	100,000	105,648
3.95%	04/23/27	50,000	56,572
4.00%	07/23/25	95,000	107,553
4.10%	05/22/23	150,000	162,307
4.35%	09/08/26	50,000	57,687
4.88%	11/01/22	150,000	162,465
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	15,000	15,951	(f)
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	118,184	(f)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	113,905	(f)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	100,000	119,449	(f)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	124,982	(f)
Motorola Solutions Inc.
4.60%	02/23/28	100,000	116,749
MPLX LP
1.75%	03/01/26	70,000	70,034
2.65%	08/15/30	90,000	87,874
4.00%	03/15/28	35,000	38,118
4.25%	12/01/27	35,000	38,820
4.50%	04/15/38	30,000	30,606
4.70%	04/15/48	25,000	25,310
4.80%	02/15/29	70,000	79,867
4.90%	04/15/58	25,000	25,360
5.50%	02/15/49	70,000	78,750
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	129,842
MUFG Union Bank NA
3.15%	04/01/22	200,000	207,596
Mylan Inc.
4.55%	04/15/28	100,000	116,629
Nasdaq Inc.
3.25%	04/28/50	20,000	20,966
National Australia Bank Ltd.
2.80%	01/10/22	100,000	103,119
National Fuel Gas Co.
4.75%	09/01/28	50,000	52,593
National Oilwell Varco Inc.
3.60%	12/01/29	100,000	97,481
National Retail Properties Inc.
3.60%	12/15/26	100,000	107,982
National Rural Utilities Cooperative Finance Corp.
3.70%	03/15/29	50,000	58,884
4.40%	11/01/48	10,000	13,092
National Rural Utility Coop Collateral
1.35%	03/15/31	125,000	124,900
Natwest Group PLC
3.88%	09/12/23	100,000	107,248
5.13%	05/28/24	80,000	87,539
6.00%	12/19/23	75,000	84,178

		Principal Amount	Fair Value
Natwest Group PLC (3.07% fixed rate until 05/22/27; 2.55% + 1 year CMT Rate thereafter)
3.07%	05/22/28	$200,000	$211,024	(f)
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	116,697	(f)
Newmont Corp.
2.25%	10/01/30	65,000	67,270
NextEra Energy Capital Holdings Inc.
2.75%	11/01/29	30,000	32,630
3.15%	04/01/24	100,000	108,171
3.50%	04/01/29	100,000	113,773
NIKE Inc.
2.38%	11/01/26	50,000	54,489
2.40%	03/27/25	100,000	107,524
3.25%	03/27/40	100,000	114,380
NiSource Inc.
3.60%	05/01/30	100,000	113,983
4.38%	05/15/47	100,000	123,505
Noble Energy Inc.
3.25%	10/15/29	100,000	111,015
Nomura Holdings Inc.
1.85%	07/16/25	200,000	203,540
Nordic Investment Bank
0.38%	09/11/25	250,000	249,445
Norfolk Southern Corp.
3.80%	08/01/28	30,000	35,297
3.94%	11/01/47	60,000	71,849
Northern Trust Corp.
1.95%	05/01/30	190,000	197,136
3.65%	08/03/28	100,000	118,157
Northrop Grumman Corp.
2.55%	10/15/22	100,000	104,191
2.93%	01/15/25	50,000	54,413
3.25%	01/15/28	65,000	73,088
4.03%	10/15/47	75,000	91,738
Northwell Healthcare Inc.
3.81%	11/01/49	50,000	55,173
Northwestern University
3.66%	12/01/57	10,000	12,825
Novartis Capital Corp.
2.20%	08/14/30	50,000	53,701
2.40%	09/21/22	102,000	106,280
3.00%	11/20/25	50,000	55,491
NSTAR Electric Co.
3.20%	05/15/27	100,000	112,103
Nucor Corp.
2.00%	06/01/25	35,000	36,597
2.70%	06/01/30	30,000	32,225
Nutrien Ltd.
3.63%	03/15/24	150,000	163,374
4.00%	12/15/26	100,000	115,388
5.00%	04/01/49	50,000	65,703
NXP BV/NXP Funding LLC
5.55%	12/01/28	100,000	123,776	(c)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	118,609
Oesterreichische Kontrollbank AG
1.50%	02/12/25	100,000	104,620
2.63%	01/31/22	150,000	154,726
Office Properties Income Trust
4.50%	02/01/25	100,000	101,251
Oglethorpe Power Corp.
3.75%	08/01/50	125,000	124,547	(c)
Ohio Power Co.
4.15%	04/01/48	100,000	125,059
Oklahoma Gas & Electric Co.
3.30%	03/15/30	50,000	56,320
Omega Healthcare Investors Inc.
4.50%	04/01/27	100,000	107,448

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	$100,000	$104,759
Oncor Electric Delivery Company LLC
2.75%	06/01/24	100,000	107,296
3.70%	11/15/28	100,000	117,456
3.80%	06/01/49	100,000	123,166
ONE Gas Inc.
4.50%	11/01/48	20,000	25,592
ONEOK Inc.
4.35%	03/15/29	50,000	52,144
7.15%	01/15/51	125,000	148,731
ONEOK Partners LP
6.13%	02/01/41	162,000	172,038
Oracle Corp.
2.65%	07/15/26	100,000	109,221
2.80%	04/01/27	100,000	109,697
3.25%	05/15/30	50,000	57,044
3.60%	04/01/40	200,000	228,266
3.63%	07/15/23	125,000	135,904
4.00%	07/15/46	100,000	118,026
4.30%	07/08/34	100,000	126,013
Orange S.A.
9.00%	03/01/31	50,000	81,480
ORIX Corp.
4.05%	01/16/24	100,000	109,595
Otis Worldwide Corp.
2.06%	04/05/25	20,000	21,046
2.29%	04/05/27	20,000	21,260
2.57%	02/15/30	20,000	21,494
3.11%	02/15/40	50,000	53,462
3.36%	02/15/50	30,000	32,949
Owens Corning
3.88%	06/01/30	50,000	56,574
PACCAR Financial Corp.
0.80%	06/08/23	70,000	70,662
1.80%	02/06/25	35,000	36,705
Pacific Gas & Electric Co.
1.75%	06/16/22	50,000	50,046
PacifiCorp
4.15%	02/15/50	50,000	62,645
6.25%	10/15/37	153,000	224,505
Packaging Corporation of America
3.40%	12/15/27	35,000	39,107
Parker-Hannifin Corp.
4.00%	06/14/49	20,000	24,036
4.20%	11/21/34	100,000	122,434
PayPal Holdings Inc.
2.30%	06/01/30	155,000	164,221
2.40%	10/01/24	35,000	37,168
2.85%	10/01/29	30,000	33,019
PepsiCo Inc.
2.25%	03/19/25	100,000	107,177
2.75%	03/01/23	50,000	52,850
2.88%	10/15/49	25,000	26,841
3.00%	10/15/27	100,000	112,715
3.38%	07/29/49	35,000	40,363
3.45%	10/06/46	50,000	57,889
PerkinElmer Inc.
3.30%	09/15/29	15,000	16,677
Pfizer Inc.
2.55%	05/28/40	100,000	103,992
2.70%	05/28/50	90,000	93,864
2.80%	03/11/22	100,000	103,563
3.20%	09/15/23	125,000	134,847
3.45%	03/15/29	50,000	58,484
3.60%	09/15/28	50,000	59,135
3.90%	03/15/39	125,000	152,440
4.00%	12/15/36 - 03/15/49	125,000	154,909
4.30%	06/15/43	100,000	128,331
Philip Morris International Inc.
1.13%	05/01/23	85,000	86,312
2.88%	05/01/24	50,000	53,641

		Principal Amount	Fair Value
3.13%	03/02/28	$50,000	$55,315
3.38%	08/15/29	50,000	56,723
3.88%	08/21/42	92,000	104,368
Phillips 66
3.70%	04/06/23	300,000	321,300
3.90%	03/15/28	50,000	56,250
4.88%	11/15/44	45,000	53,453
Phillips 66 Partners LP
3.15%	12/15/29	50,000	49,751
3.75%	03/01/28	10,000	10,435
4.68%	02/15/45	10,000	10,091
Pinnacle West Capital Corp.
1.30%	06/15/25	150,000	152,388
Pioneer Natural Resources Co.
1.90%	08/15/30	100,000	94,005
Plains All American Pipeline LP/PAA Finance Corp.
3.80%	09/15/30	100,000	96,849
3.85%	10/15/23	100,000	104,618
4.50%	12/15/26	100,000	106,523
PNC Bank NA
2.55%	12/09/21	150,000	153,729
2.95%	02/23/25	100,000	109,248
3.10%	10/25/27	100,000	111,523
PPG Industries Inc.
3.75%	03/15/28	50,000	60,272
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	126,836
President & Fellows of Harvard College
3.15%	07/15/46	50,000	58,050
Principal Financial Group Inc.
3.40%	05/15/25	50,000	55,385
Prologis LP
4.38%	02/01/29	65,000	79,551
Providence St Joseph Health Obligated Group
2.53%	10/01/29	20,000	21,216
3.93%	10/01/48	20,000	23,553
Prudential Financial Inc.
3.70%	03/13/51	50,000	54,971
3.94%	12/07/49	90,000	101,352
4.35%	02/25/50	100,000	119,927
Prudential Financial Inc. (3.70% fixed rate until 07/20/30; 3.04% + 1 year CMT Rate thereafter)
3.70%	10/01/50	180,000	183,184	(f)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	113,034	(f)
Public Service Company of Colorado
3.70%	06/15/28	50,000	58,370
4.10%	06/15/48	30,000	38,538
Public Service Electric & Gas Co.
2.38%	05/15/23	100,000	104,493
2.70%	05/01/50	50,000	52,214
3.20%	08/01/49	90,000	100,987
3.65%	09/01/28	25,000	29,299
Public Service Enterprise Group Inc.
2.88%	06/15/24	15,000	16,087
Public Storage
3.39%	05/01/29	30,000	34,571
Puget Energy Inc.
3.65%	05/15/25	50,000	53,647
4.10%	06/15/30	125,000	139,485	(c)
QUALCOMM Inc.
2.15%	05/20/30	50,000	52,450
3.25%	05/20/50	115,000	127,912
4.30%	05/20/47	100,000	128,380
4.65%	05/20/35	50,000	67,272
Quest Diagnostics Inc.
2.80%	06/30/31	135,000	146,144
4.25%	04/01/24	50,000	55,331
Ralph Lauren Corp.
1.70%	06/15/22	25,000	25,473

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Raytheon Technologies Corp.
2.25%	07/01/30	$50,000	$52,668
3.95%	08/16/25	15,000	17,064
4.13%	11/16/28	30,000	35,498
4.45%	11/16/38	160,000	196,851
4.50%	06/01/42	158,000	199,031
4.63%	11/16/48	15,000	19,610
Realty Income Corp.
3.25%	01/15/31	160,000	176,984
4.65%	08/01/23	100,000	110,542
Regency Centers LP
4.13%	03/15/28	50,000	55,873
Regeneron Pharmaceuticals Inc.
1.75%	09/15/30	70,000	68,524
Regions Financial Corp.
3.80%	08/14/23	100,000	108,539
Reinsurance Group of America Inc.
3.90%	05/15/29	50,000	56,991
Reliance Steel & Aluminum Co.
1.30%	08/15/25	105,000	104,919
RELX Capital Inc.
3.50%	03/16/23	30,000	31,906
4.00%	03/18/29	25,000	29,310
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	25,000	28,228
Republic Services Inc.
1.45%	02/15/31	100,000	97,542
2.50%	08/15/24	70,000	74,516
3.05%	03/01/50	50,000	52,867
Reynolds American Inc.
4.45%	06/12/25	100,000	112,671
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	150,000	212,367
Rockwell Automation Inc.
3.50%	03/01/29	45,000	52,082
Rogers Communications Inc.
2.90%	11/15/26	100,000	111,116
3.00%	03/15/23	50,000	52,791
3.63%	12/15/25	60,000	67,883
3.70%	11/15/49	100,000	111,846
Roper Technologies Inc.
2.00%	06/30/30	115,000	117,441
3.80%	12/15/26	100,000	115,385
Royal Bank of Canada
1.15%	06/10/25	140,000	141,980
1.60%	04/17/23	80,000	82,134
1.95%	01/17/23	30,000	31,010
2.75%	02/01/22	50,000	51,630
2.80%	04/29/22	100,000	103,809
RPM International Inc.
4.25%	01/15/48	50,000	53,077
Ryder System Inc.
3.40%	03/01/23	50,000	52,995
Sabine Pass Liquefaction LLC
4.50%	05/15/30	125,000	140,817	(c)
5.63%	03/01/25	135,000	154,686
5.75%	05/15/24	35,000	39,622
Sabra Health Care LP
3.90%	10/15/29	25,000	24,408
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	107,563
Sanofi
3.63%	06/19/28	100,000	117,135
Santander Holdings USA Inc.
3.40%	01/18/23	50,000	52,372
3.50%	06/07/24	100,000	106,979
4.40%	07/13/27	50,000	54,864
4.45%	12/03/21	100,000	103,661
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter) 1.25% - 1 year CMT
1.53%	08/21/26	200,000	196,928	(f)

		Principal Amount	Fair Value
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	$100,000	$104,487	(f)
Santander UK PLC
2.88%	06/18/24	100,000	106,770
Schlumberger Investment S.A.
2.65%	06/26/30	100,000	100,930
Seagate HDD Cayman
4.13%	01/15/31	35,000	37,860	(c)
Sempra Energy
3.80%	02/01/38	100,000	111,913
4.05%	12/01/23	50,000	54,592
Shell International Finance BV
3.13%	11/07/49	100,000	103,358
3.25%	04/06/50	100,000	106,358
3.50%	11/13/23	140,000	152,384
4.00%	05/10/46	50,000	58,395
4.13%	05/11/35	150,000	180,772
4.38%	05/11/45	100,000	121,985
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	50,000	55,654
Simon Property Group LP
2.00%	09/13/24	100,000	103,147
2.45%	09/13/29	100,000	99,296
2.75%	02/01/23	121,000	125,615
3.25%	09/13/49	100,000	91,262
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	30,593
Snap-on Inc.
3.10%	05/01/50	15,000	15,915
Southern California Edison Co.
3.40%	06/01/23	100,000	106,724
3.60%	02/01/45	125,000	127,660
3.65%	02/01/50	100,000	103,377
4.20%	03/01/29	100,000	115,039
Southern California Gas Co.
2.55%	02/01/30	50,000	54,110
Southern Company Gas Capital Corp.
1.75%	01/15/31	100,000	99,081
Southern Copper Corp.
5.88%	04/23/45	155,000	210,281
Southwest Airlines Co.
3.00%	11/15/26	100,000	100,310
5.13%	06/15/27	40,000	43,623
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	112,431
Southwestern Public Service Co.
3.15%	05/01/50	100,000	108,160
Spectra Energy Partners LP
3.50%	03/15/25	50,000	54,533
Spirit Realty LP
3.40%	01/15/30	25,000	24,867
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,752
Stanley Black & Decker Inc.
2.30%	03/15/30	50,000	53,515
2.90%	11/01/22	50,000	52,477
Starbucks Corp.
2.00%	03/12/27	25,000	26,435
2.25%	03/12/30	25,000	25,961
3.10%	03/01/23	50,000	52,940
3.35%	03/12/50	15,000	15,465
3.50%	03/01/28 - 11/15/50	200,000	216,253
3.75%	12/01/47	35,000	38,023
Steel Dynamics Inc.
2.40%	06/15/25	15,000	15,713
3.25%	01/15/31	40,000	42,966
Stryker Corp.
1.95%	06/15/30	100,000	102,024
2.90%	06/15/50	45,000	46,203
3.65%	03/07/28	50,000	57,967

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Sumitomo Mitsui Financial Group Inc.
1.47%	07/08/25	$200,000	$203,712
2.14%	09/23/30	200,000	197,884
2.70%	07/16/24	100,000	106,406
2.78%	10/18/22	100,000	104,369
3.01%	10/19/26	100,000	110,169
3.35%	10/18/27	50,000	55,423
3.94%	10/16/23	100,000	109,518
4.31%	10/16/28	100,000	118,424
Suncor Energy Inc.
3.10%	05/15/25	75,000	80,704
6.85%	06/01/39	50,000	64,757
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	50,000	57,389
Svensk Exportkredit AB
1.63%	11/14/22	200,000	205,496
Synchrony Financial
2.85%	07/25/22	15,000	15,434
3.95%	12/01/27	100,000	107,575
4.38%	03/19/24	35,000	37,926
Sysco Corp.
2.40%	02/15/30	15,000	15,106
3.30%	02/15/50	20,000	18,843
6.60%	04/01/40	200,000	272,406
T-Mobile USA Inc.
2.55%	02/15/31	40,000	41,444	(c)
3.00%	02/15/41	35,000	34,795	(c,e)
3.30%	02/15/51	50,000	49,737	(c,e)
Takeda Pharmaceutical Company Ltd.
2.05%	03/31/30	100,000	101,195
4.00%	11/26/21	100,000	103,834
4.40%	11/26/23	50,000	55,543
5.00%	11/26/28	50,000	62,107
Tampa Electric Co.
4.30%	06/15/48	50,000	63,007
Target Corp.
2.25%	04/15/25	100,000	106,997
3.38%	04/15/29	50,000	58,275
3.90%	11/15/47	50,000	66,028
4.00%	07/01/42	150,000	196,195
TC PipeLines LP
3.90%	05/25/27	100,000	107,231
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	155,008
Teck Resources Ltd.
6.25%	07/15/41	100,000	115,131
Telefonica Emisiones S.A.
4.10%	03/08/27	100,000	113,679
4.90%	03/06/48	50,000	57,441
5.52%	03/01/49	200,000	249,256
TELUS Corp.
4.60%	11/16/48	50,000	62,404
Texas Instruments Inc.
1.75%	05/04/30	35,000	36,073
3.88%	03/15/39	100,000	123,633
Textron Inc.
3.90%	09/17/29	50,000	56,037
The Allstate Corp.
4.20%	12/15/46	100,000	125,631
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	52,500	(f)
The Asian Infrastructure Investment Bank
0.25%	09/29/23	135,000	134,742
The Bank of New York Mellon Corp.
1.60%	04/24/25	100,000	103,956
2.80%	05/04/26	30,000	33,233
3.00%	02/24/25	105,000	115,052
3.45%	08/11/23	100,000	108,605
3.50%	04/28/23	100,000	107,755
3.85%	04/28/28	100,000	120,564
The Bank of Nova Scotia
2.00%	11/15/22	100,000	103,226
2.70%	08/03/26	300,000	328,650

		Principal Amount	Fair Value
The Boeing Co.
2.95%	02/01/30	$50,000	$48,387
3.10%	05/01/26	100,000	100,449
3.20%	03/01/29	50,000	49,396
3.75%	02/01/50	50,000	45,626
4.88%	05/01/25	255,000	277,578
5.71%	05/01/40	300,000	353,124
5.81%	05/01/50	100,000	121,532
The Charles Schwab Corp.
3.85%	05/21/25	50,000	56,766
The Clorox Co.
3.50%	12/15/24	50,000	55,655
The Coca-Cola Co.
1.00%	03/15/28	120,000	119,910
1.65%	06/01/30	135,000	139,662
2.13%	09/06/29	100,000	106,785
2.50%	06/01/40	70,000	73,422
2.95%	03/25/25	100,000	109,909
The Dayton Power & Light Co.
3.95%	06/15/49	15,000	16,098
The Dow Chemical Co.
2.10%	11/15/30	100,000	98,617
3.60%	11/15/50	200,000	202,114
4.38%	11/15/42	137,000	154,202
The Estee Lauder Companies Inc.
2.00%	12/01/24	20,000	21,079
2.38%	12/01/29	20,000	21,593
3.13%	12/01/49	30,000	33,102
The George Washington University
4.13%	09/15/48	50,000	61,410
The Georgetown University
2.94%	04/01/50	10,000	10,158
The Goldman Sachs Group Inc.
2.60%	02/07/30	95,000	100,275
3.50%	04/01/25 - 11/16/26	250,000	275,834
3.63%	02/20/24	100,000	108,648
3.85%	07/08/24	50,000	54,773
4.80%	07/08/44	100,000	130,841
6.25%	02/01/41	50,000	74,759
6.75%	10/01/37	100,000	144,324
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	100,000	102,400	(f)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	100,000	116,348	(f)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	123,166
The Hershey Co.
2.65%	06/01/50	60,000	61,178
3.38%	05/15/23	50,000	53,826
The Home Depot Inc.
2.13%	09/15/26	45,000	48,486
3.13%	12/15/49	50,000	55,700
3.30%	04/15/40	100,000	113,633
3.90%	12/06/28	100,000	119,685
4.20%	04/01/43	50,000	62,817
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	11,846
The JM Smucker Co.
3.38%	12/15/27	100,000	111,729
The Kroger Co.
3.85%	08/01/23	50,000	54,197
4.50%	01/15/29	100,000	122,547
5.40%	01/15/49	100,000	137,958
The Mosaic Co.
3.25%	11/15/22	50,000	52,192
4.05%	11/15/27	50,000	55,669
The New York and Presbyterian Hospital
2.26%	08/01/40	25,000	24,514
3.95%	08/01/19	35,000	39,954

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
The PNC Financial Services Group Inc.
2.20%	11/01/24	$50,000	$52,954
3.45%	04/23/29	100,000	115,028
3.50%	01/23/24	110,000	119,892
The Procter & Gamble Co.
1.70%	11/03/21	100,000	101,572
2.45%	11/03/26	100,000	110,398
3.55%	03/25/40	100,000	122,559
The Progressive Corp.
4.35%	04/25/44	100,000	128,924
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	113,708
4.20%	01/15/22	100,000	103,804
The Timken Co.
4.50%	12/15/28	20,000	21,977
The Toronto-Dominion Bank
2.65%	06/12/24	100,000	107,054
3.25%	03/11/24	100,000	108,601
The Travelers Companies Inc.
4.00%	05/30/47	100,000	123,075
5.35%	11/01/40	100,000	140,372
The Walt Disney Co.
2.65%	01/13/31	160,000	172,709
3.35%	03/24/25	100,000	111,075
3.38%	11/15/26	100,000	112,679
6.65%	11/15/37	79,000	118,917
The Western Union Co.
3.60%	03/15/22	50,000	51,841
The Williams Companies Inc.
3.70%	01/15/23	10,000	10,567
4.55%	06/24/24	40,000	44,322
4.85%	03/01/48	70,000	78,368
5.10%	09/15/45	150,000	168,472
5.75%	06/24/44	15,000	17,769
5.80%	11/15/43	150,000	175,821
Thermo Fisher Scientific Inc.
2.60%	10/01/29	50,000	54,466
4.15%	02/01/24	25,000	27,618
4.50%	03/25/30	100,000	123,694
Time Warner Cable LLC
4.50%	09/15/42	150,000	162,537
Total Capital International S.A.
2.43%	01/10/25	50,000	53,270
3.13%	05/29/50	150,000	155,014
3.46%	02/19/29	100,000	114,873
Total Capital S.A.
3.88%	10/11/28	25,000	29,549
Toyota Motor Credit Corp.
2.60%	01/11/22	100,000	102,847
2.70%	01/11/23	100,000	105,017
2.90%	03/30/23	100,000	106,008
3.45%	09/20/23	50,000	54,282
3.65%	01/08/29	100,000	117,272
Trane Technologies Global Holding Company Ltd.
4.25%	06/15/23	100,000	109,865
Trane Technologies Luxembourg Finance S.A.
4.50%	03/21/49	100,000	125,660
TransCanada PipeLines Ltd.
4.10%	04/15/30	100,000	115,512
4.25%	05/15/28	50,000	57,723
5.10%	03/15/49	50,000	64,356
7.63%	01/15/39	100,000	152,532
Transcontinental Gas Pipe Line Company LLC
3.95%	05/15/50	100,000	105,223	(c)
4.00%	03/15/28	100,000	112,205
Truist Bank
2.63%	01/15/22	100,000	102,722
2.80%	05/17/22	50,000	51,885
3.00%	02/02/23	100,000	105,580
3.20%	04/01/24	50,000	54,142
Truist Financial Corp.
1.95%	06/05/30	135,000	139,620

		Principal Amount	Fair Value
2.85%	10/26/24	$50,000	$54,268
3.75%	12/06/23	100,000	109,570
4.00%	05/01/25	50,000	56,853
Tucson Electric Power Co.
4.85%	12/01/48	50,000	67,682
TWDC Enterprises 18 Corp.
3.00%	07/30/46	60,000	61,413
Tyson Foods Inc.
4.00%	03/01/26	15,000	17,164
4.88%	08/15/34	70,000	91,126
5.10%	09/28/48	35,000	47,969
U.S. Bancorp
3.95%	11/17/25	100,000	115,378
U.S. Bancorp
2.63%	01/24/22	100,000	102,791
U.S. Bank NA
1.80%	01/21/22	250,000	254,520
2.80%	01/27/25	50,000	54,407
UDR Inc.
4.40%	01/26/29	50,000	59,159
Unilever Capital Corp.
0.38%	09/14/23	100,000	100,264
1.38%	09/14/30	105,000	106,142
2.00%	07/28/26	50,000	53,317
2.90%	05/05/27	100,000	111,770
Union Electric Co.
2.95%	06/15/27	100,000	110,375
3.50%	03/15/29	25,000	28,933
3.65%	04/15/45	35,000	41,055
Union Pacific Corp.
2.15%	02/05/27	100,000	106,761
2.97%	09/16/62	15,000	14,720	(c)
3.00%	04/15/27	100,000	111,270
3.50%	06/08/23	50,000	53,861
3.55%	08/15/39	15,000	17,151
3.70%	03/01/29	65,000	75,603
3.84%	03/20/60	105,000	122,228
3.95%	09/10/28 - 08/15/59	50,000	59,504
United Parcel Service Inc.
2.45%	10/01/22	75,000	78,157
3.05%	11/15/27	50,000	56,475
3.75%	11/15/47	50,000	60,581
3.90%	04/01/25	100,000	113,817
UnitedHealth Group Inc.
1.25%	01/15/26	90,000	92,050
2.88%	08/15/29	75,000	83,638
2.95%	10/15/27	100,000	111,726
3.10%	03/15/26	50,000	55,912
3.50%	02/15/24 - 08/15/39	120,000	137,367
3.70%	12/15/25 - 08/15/49	75,000	89,078
3.75%	10/15/47	100,000	118,538
3.88%	12/15/28	15,000	17,837
4.45%	12/15/48	10,000	13,211
4.63%	07/15/35	45,000	58,963
6.88%	02/15/38	100,000	160,621
University of Notre Dame du Lac
3.39%	02/15/48	25,000	29,689
Unum Group
4.50%	12/15/49	30,000	29,569
Vale Overseas Ltd.
6.25%	08/10/26	100,000	118,195
6.88%	11/10/39	100,000	132,051
Valero Energy Corp.
2.85%	04/15/25	25,000	26,226
6.63%	06/15/37	50,000	62,673
Valero Energy Partners LP
4.38%	12/15/26	100,000	112,490
Ventas Realty LP
4.00%	03/01/28	50,000	54,350
4.40%	01/15/29	100,000	112,515
VEREIT Operating Partnership LP
3.40%	01/15/28	100,000	104,333

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.60%	02/06/24	$20,000	$21,509
4.88%	06/01/26	25,000	27,876
Verisk Analytics Inc.
4.13%	03/15/29	60,000	70,654
Verizon Communications Inc.
2.63%	08/15/26	100,000	109,275
3.38%	02/15/25	100,000	111,405
3.85%	11/01/42	136,000	161,919
3.88%	02/08/29	5,000	5,919
4.02%	12/03/29	100,000	119,857
4.33%	09/21/28	109,000	132,326
4.40%	11/01/34	50,000	62,374
4.52%	09/15/48	150,000	197,244
4.81%	03/15/39	189,000	249,962
5.15%	09/15/23	100,000	113,291
5.25%	03/16/37	100,000	138,604
VF Corp.
2.95%	04/23/30	30,000	32,679
ViacomCBS Inc.
4.00%	01/15/26	50,000	56,317
4.20%	05/19/32	150,000	171,210
4.95%	05/19/50	100,000	116,583
5.85%	09/01/43	100,000	125,035
Virginia Electric & Power Co.
4.60%	12/01/48	60,000	81,937
4.65%	08/15/43	100,000	132,129
Visa Inc.
2.15%	09/15/22	100,000	103,478
2.70%	04/15/40	100,000	108,117
4.30%	12/14/45	100,000	132,895
VMware Inc.
4.50%	05/15/25	100,000	113,164
4.65%	05/15/27	100,000	116,712
Vodafone Group PLC
4.25%	09/17/50	55,000	63,763
4.38%	05/30/28 - 02/19/43	205,000	239,207
5.00%	05/30/38	100,000	124,572
5.25%	05/30/48	50,000	64,511
Vornado Realty LP
3.50%	01/15/25	50,000	52,012
Vulcan Materials Co.
4.70%	03/01/48	50,000	60,986
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	60,072
4.50%	11/18/34	155,000	176,977
Walmart Inc.
2.35%	12/15/22	100,000	104,317
3.25%	07/08/29	40,000	46,634
3.40%	06/26/23	50,000	53,992
3.63%	12/15/47	125,000	152,970
3.70%	06/26/28	100,000	118,145
4.05%	06/29/48	85,000	110,860
Waste Connections Inc.
3.50%	05/01/29	50,000	56,854
Waste Management Inc.
2.90%	09/15/22	50,000	52,077
4.15%	07/15/49	65,000	82,215
WEC Energy Group Inc.
0.55%	09/15/23	50,000	50,126
Wells Fargo & Co.
2.63%	07/22/22	100,000	103,706
4.13%	08/15/23	150,000	163,729
4.15%	01/24/29	100,000	117,517
4.40%	06/14/46	50,000	59,361
4.65%	11/04/44	50,000	60,863
4.75%	12/07/46	100,000	124,289
5.61%	01/15/44	69,000	92,860
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16%	02/11/26	265,000	275,189	(f)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	120,000	125,165	(f)

		Principal Amount	Fair Value
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 0.83% + 3 month USD LIBOR thereafter)
2.41%	10/30/25	$90,000	$94,328	(f)
Wells Fargo & Co. (2.57% fixed rate until 01/11/23; 1.00% + 3 month USD LIBOR thereafter)
2.57%	02/11/31	165,000	172,771	(f)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	100,000	107,159	(f)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	165,000	172,027	(f)
Wells Fargo Bank NA
3.55%	08/14/23	50,000	54,128
3.63%	10/22/21	100,000	103,108
Welltower Inc.
2.75%	01/15/31	105,000	108,063
3.63%	03/15/24	25,000	27,056
4.25%	04/15/28	115,000	130,679
Westinghouse Air Brake Technologies Corp.
3.45%	11/15/26	100,000	106,096
Westlake Chemical Corp.
4.38%	11/15/47	50,000	52,912
Westpac Banking Corp.
2.80%	01/11/22	100,000	103,178
3.30%	02/26/24	100,000	108,631
3.35%	03/08/27	100,000	114,750
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	112,845	(f)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	100,000	112,525	(f)
Weyerhaeuser Co.
7.38%	03/15/32	100,000	145,776
Whirlpool Corp.
3.70%	05/01/25	50,000	55,874
4.60%	05/15/50	225,000	276,399
Willis North America Inc.
2.95%	09/15/29	85,000	91,803
3.88%	09/15/49	35,000	40,453
4.50%	09/15/28	50,000	59,749
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	12,680
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	111,307
Wisconsin Public Service Corp.
3.30%	09/01/49	20,000	22,620
WP Carey Inc.
3.85%	07/15/29	50,000	54,080
WR Berkley Corp.
4.00%	05/12/50	20,000	23,649
WRKCo Inc.
4.20%	06/01/32	50,000	60,365
4.65%	03/15/26	100,000	117,467
WW Grainger Inc.
1.85%	02/15/25	50,000	52,259
Xcel Energy Inc.
0.50%	10/15/23	80,000	80,016
3.30%	06/01/25	50,000	55,188
Xilinx Inc.
2.38%	06/01/30	100,000	105,284
Xylem Inc.
2.25%	01/30/31	75,000	79,291
Zimmer Biomet Holdings Inc.
3.05%	01/15/26	200,000	219,780
3.70%	03/19/23	75,000	80,095
Zoetis Inc.
3.00%	05/15/50	70,000	74,915
4.70%	02/01/43	50,000	65,695
			140,274,662

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value

Non-Agency Collateralized Mortgage Obligations – 0.3%
BANK 2018-BNK14
4.23%	09/15/60	$191,106	$228,541	(f)
BANK 2019-BNK20
3.01%	09/15/62	50,000	56,097
BANK 2019-BNK21
2.85%	10/17/52	100,000	110,904
BANK 2019-BNK22
2.98%	11/15/62	50,000	56,013
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	59,200
Benchmark 2018-B4 Mortgage Trust
4.12%	07/15/51	100,000	118,617	(f)
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	119,490
Benchmark 2019-B13 Mortgage Trust
2.95%	08/15/57	100,000	111,397
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	169,789
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	108,238
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	327,740
COMM 2014-UBS6 Mortgage Trust
3.38%	12/10/47	300,000	325,390
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	162,620
COMM 2016-DC2 Mortgage Trust
3.77%	02/10/49	190,000	213,538
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	200,000	237,313	(f)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	161,466
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	84,363
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	59,156
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	273,003
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	145,474	151,829	(f)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	82,283
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.41%	03/15/50	150,000	163,716
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	168,696
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	208,584
UBS Commercial Mortgage Trust 2018-C15
4.07%	12/15/51	100,000	118,211
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	141,156	145,679
4.69%	10/15/45	220,000	223,143	(f)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	150,000	169,032
Wells Fargo Commercial Mortgage Trust 2018-C46
4.15%	08/15/51	200,000	237,655
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	207,273
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	35,000	37,993
			4,896,969

Sovereign Bonds – 0.5%
Export Development Canada
2.50%	01/24/23	200,000	210,368
Export-Import Bank of Korea
1.88%	02/12/25	100,000	104,493
3.00%	11/01/22	200,000	210,032
3.63%	11/27/23	100,000	109,193

		Principal Amount	Fair Value
Government of Canada
2.63%	01/25/22	$100,000	$103,174
Government of Chile
2.45%	01/31/31	200,000	210,792
3.13%	01/21/26	100,000	110,819
3.50%	01/25/50	100,000	113,997
Government of Colombia
3.00%	01/30/30	200,000	203,836
5.00%	06/15/45	150,000	175,278
6.13%	01/18/41	150,000	192,720
Government of Hungary
5.38%	03/25/24	100,000	114,711
Government of Indonesia
3.85%	10/15/30	200,000	226,842
4.75%	02/11/29	100,000	118,708
Government of Israel
2.88%	03/16/26	100,000	110,266
3.88%	07/03/50	100,000	120,394
Government of Italy
2.88%	10/17/29	100,000	103,525
5.38%	06/15/33	150,000	190,239
Government of Mexico
4.00%	10/02/23	100,000	108,625
4.35%	01/15/47	100,000	103,996
4.75%	03/08/44	102,000	111,775
5.00%	04/27/51	100,000	112,388
5.75%	10/12/10	172,000	199,697
6.05%	01/11/40	130,000	163,344
Government of Panama
3.75%	03/16/25	100,000	109,223
4.50%	04/01/56	100,000	125,334
6.70%	01/26/36	150,000	217,951
Government of Peru
6.55%	03/14/37	147,000	221,827
7.35%	07/21/25	100,000	128,075
Government of Philippines
2.46%	05/05/30	200,000	215,828
2.95%	05/05/45	200,000	211,408
3.70%	03/01/41	100,000	115,453
3.75%	01/14/29	100,000	116,789
4.20%	01/21/24	100,000	111,039
Government of Poland
3.00%	03/17/23	147,000	155,892
3.25%	04/06/26	100,000	112,867
5.00%	03/23/22	100,000	106,947
Government of Uruguay
4.50%	08/14/24	100,000	109,143
4.98%	04/20/55	100,000	132,769
Iraq Government AID Bond
2.15%	01/18/22	480,000	490,906
Japan Bank for International Cooperation
0.38%	09/15/23	280,000	279,726
1.63%	10/17/22	200,000	205,102
2.88%	07/21/27	100,000	113,527
3.38%	10/31/23	200,000	217,866
Korea International Bond
2.50%	06/19/29	100,000	111,226
Province of Alberta Canada
2.95%	01/23/24	150,000	162,017
3.35%	11/01/23	150,000	163,144
Province of British Columbia Canada
1.75%	09/27/24	300,000	315,906
Province of Manitoba Canada
2.60%	04/16/24	100,000	107,329
Province of Ontario Canada
1.13%	10/07/30	200,000	199,382
3.05%	01/29/24	150,000	162,771
3.40%	10/17/23	150,000	163,512
Province of Quebec Canada
0.60%	07/23/25	200,000	200,616
2.38%	01/31/22	200,000	205,490

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
The Korea Development Bank
2.13%	10/01/24	$100,000	$105,059
2.63%	02/27/22	200,000	205,724
Uruguay Government International Bond
4.38%	01/23/31	100,000	118,992
			9,248,052

Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	100,000	144,867
Board of Regents of the University of Texas System
4.79%	08/15/46	100,000	136,880
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	125,151
Chicago Transit Authority Sales Tax Receipts Fund
6.90%	12/01/40	75,000	106,984
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	123,295
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	108,985
East Bay Municipal Utility District
5.87%	06/01/40	100,000	155,959
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	170,875
6.60%	07/01/50	90,000	161,068
Los Angeles Unified School District
5.76%	07/01/29	110,000	142,004
Municipal Electric Authority of Georgia
6.64%	04/01/57	123,000	183,157
New York City Water & Sewer System
6.01%	06/15/42	50,000	79,135
New York State Dormitory Authority
3.14%	07/01/43	50,000	53,278
New York State Urban Development Corp.
3.90%	03/15/33	25,000	28,360
North Texas Tollway Authority
6.72%	01/01/49	100,000	172,243
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	225,082
1.09%	07/01/23	135,000	136,935
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	30,418
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	80,181
State of California
2.38%	10/01/26	200,000	217,166
2.50%	10/01/29	300,000	324,684
7.60%	11/01/40	100,000	180,134

		Principal Amount	Fair Value
Texas Transportation Commission
2.56%	04/01/42	$80,000	$82,686
University of California
4.60%	05/15/31	100,000	120,999
6.58%	05/15/49	100,000	161,921
			3,452,447

U.S. Government Sponsored Agency – 0.0% *
Tennessee Valley Authority
3.50%	12/15/42	500,000	641,655

Total Bonds and Notes (Cost $423,923,243)			458,115,272
		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 13.7%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF		3,664,588	50,094,918
SPDR Bloomberg Barclays High Yield Bond ETF		1,556,791	162,326,598	(h)
SPDR Dow Jones REIT ETF		54,355	4,238,059	(h)
SPDR Portfolio Long Term Corporate Bond ETF		522,700	16,611,406	(h)
			233,270,981

Total Exchange Traded & Mutual Funds (Cost $245,254,094)			233,270,981

Total Investments in Securities (Cost $1,539,131,476)			1,677,935,349
Short-Term Investments – 2.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.07% (Cost $34,038,701)		34,038,701	34,038,701	(d,h,i)

Total Investments (Cost $1,573,170,177)			1,711,974,050

Liabilities in Excess of Other Assets, net – (0.2)%			(3,774,974)

NET ASSETS – 100.0%			$1,708,199,076

Other Information:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2020	4	$302,484	$300,880	$(1,604)
MSCI EAFE Mini Index Futures	December 2020	13	1,231,663	1,204,580	(27,083)
MSCI Emerging Market Mini Futures	December 2020	58	3,147,367	3,156,650	9,283
S&P 500 Emini Index Futures	December 2020	24	4,014,111	4,022,400	8,289
					$(11,115)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to $8,572,648 or 0.50% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(d)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)	Step coupon bond.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Domestic Equity	$590,856,921	$250	$—	$590,857,171
	Foreign Equity	109,993,609	285,698,316	—	395,691,925
	U.S. Treasuries	—	187,037,362	—	187,037,362
	Agency Mortgage Backed	—	106,251,425	—	106,251,425
	Agency Collateralized Mortgage Obligations	—	4,849,154	—	4,849,154
	Asset Backed	—	1,463,546	—	1,463,546
	Corporate Notes	—	140,274,662	—	140,274,662
	Non-Agency Collateralized Mortgage Obligations	—	4,896,969	—	4,896,969
	Sovereign Bonds	—	9,248,052	—	9,248,052
	Municipal Bonds and Notes	—	3,452,447	—	3,452,447
	U.S. Government Sponsored Agencies	—	641,655	—	641,655
	Exchange Traded & Mutual Funds	233,270,981	—	—	233,270,981
	Short-Term Investments	34,038,701	—	—	34,038,701

	Total Investments in Securities	$968,160,212	$743,813,838	$—	$1,711,974,050

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$17,572	$—	$—	$17,572
	Long Futures Contracts - Unrealized Depreciation	(28,687)	—	—	(28,687)

	Total Other Financial Instruments	$(11,115)	$—	$—	$(11,115)

The Fund was invested in the following countries/territories at September 30, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	73.87%
Japan	4.00%
United Kingdom	2.38%
Canada	2.27%

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Switzerland	2.20%
China	2.08%
Ireland	1.50%
Germany	1.31%
France	1.28%
Australia	0.95%
Taiwan	0.77%
Netherlands	0.69%
Sweden	0.66%
South Korea	0.65%
India	0.45%
Supranational	0.39%
Italy	0.38%
Denmark	0.35%
Hong Kong	0.34%
Finland	0.32%
Spain	0.29%
Belgium	0.29%
Singapore	0.27%
Russian Federation	0.26%
Brazil	0.20%
New Zealand	0.20%
Israel	0.16%
Norway	0.15%
Malaysia	0.13%
South Africa	0.12%
Mexico	0.12%
Bermuda	0.10%
Saudi Arabia	0.09%
Cayman Islands	0.08%
Philippines	0.07%
Colombia	0.06%
Austria	0.05%
Chile	0.05%
Portugal	0.04%
Thailand	0.04%
Puerto Rico	0.04%
Turkey	0.04%
Poland	0.04%
Indonesia	0.04%
Iraq	0.03%
United Arab Emirates	0.03%
Panama	0.03%
Cyprus	0.03%
Uruguay	0.02%
Peru	0.02%
Luxembourg	0.02%
Hungary	0.01%
Qatar	0.01%
Czech	0.01%
Greece	0.01%
Pakistan	0.01%
Guernsey	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	12.66%	0.00%	12.66%
Technology Hardware, Storage & Peripherals	2.07%	0.60%	2.67%
Pharmaceuticals	1.16%	0.96%	2.12%
Electric Utilities	1.35%	0.76%	2.11%
IT Consulting & Other Services	0.43%	1.34%	1.77%
Property & Casualty Insurance	1.31%	0.31%	1.62%
Semiconductor Equipment	1.56%	0.05%	1.61%
Healthcare Equipment	1.51%	0.09%	1.60%
Integrated Telecommunication Services	0.72%	0.87%	1.59%
Multi-Sector Holdings	1.17%	0.40%	1.57%
Home Building	1.05%	0.42%	1.47%
Wireless Telecommunication Services	0.67%	0.69%	1.36%
Industrial Gases	0.68%	0.64%	1.32%

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
General Merchandise Stores	0.83%	0.39%	1.22%
Multi-Line Insurance	0.12%	1.09%	1.21%
Food Retail	0.39%	0.81%	1.20%
Internet & Direct Marketing Retail	0.63%	0.53%	1.16%
Household Products	1.04%	0.07%	1.11%
Hypermarkets & Super Centers	0.92%	0.18%	1.10%
Systems Software	0.99%	0.10%	1.09%
Life & Health Insurance	0.40%	0.68%	1.08%
	0.97%	0.00%	0.97%
Industrial Conglomerates	0.87%	0.05%	0.92%
Biotechnology	0.89%	0.02%	0.91%
Automobile Manufacturers	0.68%	0.22%	0.90%
Industrial Machinery	0.12%	0.68%	0.80%
Diversified Banks	0.00%	0.80%	0.80%
Packaged Foods & Meats	0.40%	0.39%	0.79%
Healthcare Distributors	0.70%	0.09%	0.79%
Application Software	0.76%	0.01%	0.77%
Trading Companies & Distributors	0.10%	0.65%	0.75%
Semiconductors	0.25%	0.46%	0.71%
Apparel Retail	0.63%	0.04%	0.67%
Electrical Components & Equipment	0.51%	0.09%	0.60%
Data Processing & Outsourced Services	0.56%	0.00%	0.56%
Reinsurance	0.00%	0.56%	0.56%
Internet Services & Infrastructure	0.08%	0.45%	0.53%
Multi-Utilities	0.45%	0.00%	0.45%
Building Products	0.15%	0.30%	0.45%
Asset Management & Custody Banks	0.37%	0.07%	0.44%
Environmental & Facilities Services	0.36%	0.08%	0.44%
Auto Parts & Equipment	0.07%	0.36%	0.43%
Construction & Engineering	0.18%	0.24%	0.42%
Interactive Media & Services	0.07%	0.34%	0.41%
Tires & Rubber	0.00%	0.41%	0.41%
Construction Machinery & Heavy Trucks	0.34%	0.06%	0.40%
Agricultural Products	0.32%	0.07%	0.39%
Personal Products	0.00%	0.38%	0.38%
Trucking	0.34%	0.04%	0.38%
Industrial REITs	0.17%	0.20%	0.37%
Steel	0.08%	0.28%	0.36%
Healthcare Supplies	0.32%	0.03%	0.35%
Financial Exchanges & Data	0.15%	0.19%	0.34%
Air Freight & Logistics	0.23%	0.11%	0.34%
Managed Healthcare	0.32%	0.01%	0.33%
Regional Banks	0.10%	0.21%	0.31%
Life Sciences Tools & Services	0.16%	0.14%	0.30%
Gas Utilities	0.12%	0.18%	0.30%
Computer & Electronics Retail	0.26%	0.04%	0.30%
Research & Consulting Services	0.15%	0.15%	0.30%
Casinos & Gaming	0.03%	0.26%	0.29%
Healthcare Services	0.17%	0.12%	0.29%
Metal & Glass Containers	0.28%	0.00%	0.28%
Specialty Chemicals	0.03%	0.24%	0.27%
Specialty Stores	0.24%	0.03%	0.27%
Real Estate Operating Companies	0.00%	0.26%	0.26%
Automotive Retail	0.23%	0.02%	0.25%
Electronic Components	0.01%	0.22%	0.23%
Electronic Manufacturing Services	0.12%	0.10%	0.22%
Commodity Chemicals	0.01%	0.21%	0.22%
Integrated Oil & Gas	0.00%	0.21%	0.21%
Technology Distributors	0.18%	0.03%	0.21%
Mortgage REITs	0.20%	0.00%	0.20%
Real Estate Development	0.00%	0.18%	0.18%
Railroads	0.18%	0.00%	0.18%
Health Care REITs	0.18%	0.00%	0.18%
Advertising	0.15%	0.00%	0.15%
Marine	0.00%	0.15%	0.15%
Electronic Equipment & Instruments	0.04%	0.10%	0.14%
Drug Retail	0.01%	0.13%	0.14%
Consumer Electronics	0.13%	0.00%	0.13%
Distributors	0.13%	0.00%	0.13%
Diversified Metals & Mining	0.00%	0.13%	0.13%
Insurance Brokers	0.13%	0.00%	0.13%

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Cable & Satellite	0.11%	0.02%	0.13%
Human Resource & Employment Services	0.05%	0.07%	0.12%
Healthcare Facilities	0.12%	0.00%	0.12%
Diversified Real Estate Activities	0.00%	0.12%	0.12%
Thrifts & Mortgage Finance	0.12%	0.00%	0.12%
Apparel, Accessories & Luxury Goods	0.00%	0.11%	0.11%
Other Diversified Financial Services	0.05%	0.06%	0.11%
Investment Banking & Brokerage	0.09%	0.01%	0.10%
Independent Power Producers & Energy Traders	0.02%	0.07%	0.09%
Renewable Electricity	0.03%	0.06%	0.09%
Home Furnishing Retail	0.09%	0.00%	0.09%
Forest Products	0.00%	0.09%	0.09%
Home Improvement Retail	0.00%	0.09%	0.09%
Leisure Products	0.09%	0.00%	0.09%
Diversified Support Services	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.06%	0.02%	0.08%
Oil & Gas Refining & Marketing	0.06%	0.02%	0.08%
Office REITs	0.07%	0.00%	0.07%
Interactive Home Entertainment	0.02%	0.05%	0.07%
Commercial Printing	0.01%	0.05%	0.06%
Specialized REITs	0.06%	0.00%	0.06%
Education Services	0.00%	0.06%	0.06%
Footwear	0.00%	0.05%	0.05%
Paper Products	0.03%	0.02%	0.05%
Retail REITs	0.02%	0.03%	0.05%
Diversified Chemicals	0.00%	0.05%	0.05%
Coal & Consumable Fuels	0.00%	0.05%	0.05%
Communications Equipment	0.02%	0.03%	0.05%
Oil & Gas Storage & Transportation	0.02%	0.03%	0.05%
Construction Materials	0.00%	0.05%	0.05%
Food Distributors	0.03%	0.02%	0.05%
Aerospace & Defense	0.04%	0.00%	0.04%
Household Appliances	0.00%	0.04%	0.04%
Oil & Gas Exploration & Production	0.03%	0.01%	0.04%
Diversified REITs	0.04%	0.00%	0.04%
Tobacco	0.03%	0.01%	0.04%
Banks	0.00%	0.03%	0.03%
Heavy Electrical Equipment	0.03%	0.00%	0.03%
Diversified Capital Markets	0.00%	0.03%	0.03%
Gold	0.00%	0.03%	0.03%
Airlines	0.00%	0.03%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Alternative Carriers	0.00%	0.03%	0.03%
Real Estate Services	0.02%	0.00%	0.02%
Restaurants	0.02%	0.00%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Airport Services	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Soft Drinks	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Security & Alarm Services	0.00%	0.01%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Brewers	0.00%	0.01%	0.01%
Leisure Facilities	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Movies & Entertainment	0.00%	0.01%	0.01%
Paper Packaging	0.01%	0.00%	0.01%
Consumer Finance	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.00%	0.00	%***
Specialized Finance	0.00%	0.00%	0.00	%***
Housewares & Specialties	0.00%	0.00%	0.00	%***
Home Furnishings	0.00%	0.00%	0.00	%***
Broadcasting	0.00%	0.00%	0.00	%***

			71.25%

***	Less than 0.005%.

See accompanying notes to schedules of investments.

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.92%
Corporate Notes	8.19%
Agency Mortgage Backed	6.21%
Sovereign Bonds	0.54%
Non-Agency Collateralized Mortgage Obligations	0.29%
Agency Collateralized Mortgage Obligations	0.28%
Municipal Bonds and Notes	0.20%
Asset Backed	0.09%
U.S. Government Sponsored Agencies	0.04%

26.76%

Short-Term Investments
Short-Term Investments	1.99%

1.99%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	1,233,354	135,101,597	105,293,088	72,035,144	(1,839,161)	(4,193,782)	1,556,791	$162,326,598	3,445,039
SPDR Dow Jones REIT ETF	917,656	93,619,265	15,198,967	85,788,807	(14,940,444)	(3,850,922)	54,355	4,238,059	605,932
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,902,376	60,902,376	387,623,862	414,487,536	—	—	34,038,702	34,038,702	157,309

TOTAL		$289,623,238	$508,115,917	$572,311,487	$(16,779,605)	$(8,044,704)		$200,603,359	$4,208,280

See accompanying notes to schedules of investments.

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) – 98.9% †

Alternate Housing – 8.5%
American Campus Communities Inc.	6,380	$222,790
American Homes 4 Rent, Class A	13,680	389,606
Equity LifeStyle Properties Inc.	5,620	344,506
Invitation Homes Inc.	81,266	2,274,635
Sun Communities Inc.	3,780	531,506
		3,763,043

Data Center – 13.9%
CyrusOne Inc.	4,770	334,043
Digital Realty Trust Inc.	14,030	2,059,043
Equinix Inc.	5,000	3,800,650
		6,193,736

Diversified – 2.8%
American Assets Trust Inc.	11,740	282,817
Broadstone Net Lease Inc.	21,650	363,287
WP Carey Inc.	9,310	606,639
		1,252,743

Healthcare – 11.1%
Diversified Healthcare Trust	13,470	47,414
Healthcare Trust of America Inc., Class A	18,670	485,420
Healthpeak Properties Inc.	65,700	1,783,755
Medical Properties Trust Inc.	40,080	706,610
Sabra Health Care REIT Inc.	19,150	263,983
Ventas Inc.	20,030	840,459
Welltower Inc.	14,510	799,356
		4,926,997

Hotel – 3.0%
Apple Hospitality REIT Inc.	30,539	293,480
DiamondRock Hospitality Co.	16,884	85,602
Host Hotels & Resorts Inc.	60,908	657,197
Ryman Hospitality Properties Inc.	5,840	214,912
Xenia Hotels & Resorts Inc.	8,942	78,511
		1,329,702

Industrial – 14.0%
Americold Realty Trust	19,560	699,270
Duke Realty Corp.	23,260	858,294
First Industrial Realty Trust Inc.	11,950	475,610
Prologis Inc.	33,510	3,371,776
Rexford Industrial Realty Inc.	8,770	401,315
STAG Industrial Inc.	13,670	416,799
		6,223,064

Multifamily – 11.7%
AvalonBay Communities Inc.	8,510	1,270,883
Equity Residential	24,810	1,273,497
Essex Property Trust Inc.	1,552	311,626
Mid-America Apartment Communities Inc.	12,900	1,495,755
UDR Inc.	26,470	863,187
		5,214,948

	Number of Shares	Fair Value

Net Lease – 6.7%
Realty Income Corp.	21,180	$1,286,685
STORE Capital Corp.	20,850	571,915
VEREIT Inc.	171,538	1,114,997
		2,973,597

Office – 7.3%
Columbia Property Trust Inc.	21,957	239,551
Cousins Properties Inc.	26,380	754,204
Douglas Emmett Inc.	14,630	367,213
Empire State Realty Trust Inc., Class A	45,358	277,591
JBG SMITH Properties	32,554	870,494
Kilroy Realty Corp.	10,515	546,360
SL Green Realty Corp.	3,860	178,988
		3,234,401

Regional Malls – 1.5%
Simon Property Group Inc.	10,272	664,393

Self Storage – 6.4%
CubeSmart	42,200	1,363,482
Extra Space Storage Inc.	3,295	352,532
Life Storage Inc.	10,555	1,111,125
		2,827,139

Shopping Centers – 4.9%
Brixmor Property Group Inc.	42,410	495,773
Regency Centers Corp.	12,358	469,851
Retail Opportunity Investments Corp.	27,419	285,569
Retail Properties of America Inc., Class A	87,328	507,376
Urban Edge Properties	30,949	300,824
Weingarten Realty Investors	8,152	138,258
		2,197,651

Specialty – 7.1%
American Tower Corp.	4,080	986,259
Gaming and Leisure Properties Inc.	9,325	344,372
Iron Mountain Inc.	20,908	560,125
Outfront Media Inc.	18,895	274,922
SBA Communications Corp.	3,060	974,549
		3,140,227

Total Common Stock (REITs) (Cost $42,137,804)		43,941,641
Short-Term Investments – 0.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.00% (Cost $266,987)	266,987	266,987	(a,b)

Total Investments (Cost $42,404,791)		44,208,628

Other Assets and Liabilities, net – 0.5%		211,180

NET ASSETS – 100.0%		$44,419,808

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.

See accompanying notes to schedules of investments.

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$43,941,641	$—	$—	$43,941,641
	Short-Term Investments	266,987	—	—	266,987

	Total Investments in Securities	$44,208,628	$—	$—	$44,208,628

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	417,366	417,366	6,833,735	6,984,115	—	—	266,987	$266,987	838

See accompanying notes to schedules of investments.

Notes to Schedules of Investments	September 30, 2020 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

Notes to Schedules of Investments	September 30, 2020 (Unaudited)

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in each Fund’s Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended September 30, 2020, the following Funds entered into futures contracts for the strategies listed below:

Funds	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2020, the State Street Income V.I.S. Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Notes to Schedules of Investments	September 30, 2020 (Unaudited)

Credit Default Swaps

During the period ended September 30, 2020, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Income V.I.S. Fund and the State Street Total Return V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Funds may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Funds to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Funds’ use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.